                                                         RUSSELL INSURANCE FUNDS

[GRAPHIC APPEARS HERE]

INSURANCE FUNDS

2002 ANNUAL REPORT

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

CORE BOND FUND

REAL ESTATE SECURITIES FUND


DECEMBER 31, 2002

[LOGO OF RUSSELL INSURANCE]

                                RUSSELL INSURANCE FUNDS

                                Russell Insurance Funds is a
                                "series mutual fund" with
                                five different investment
                                portfolios. These financial
                                statements report on five
                                Funds, each of which has
                                distinct investment objectives
                                and strategies.

                                FRANK RUSSELL INVESTMENT
                                MANAGEMENT COMPANY

                                Responsible for overall
                                management and administration
                                of the Funds.

                                FRANK RUSSELL COMPANY

                                Consultant to Frank Russell
                                Investment Management Company.

                             RUSSELL INSURANCE FUNDS

                                 ANNUAL REPORT

                               December 31, 2002

                                Table of Contents

     Letter to Our Clients .............................................   3
     Multi-Style Equity Fund ...........................................   4
     Aggressive Equity Fund ............................................  14
     Non-U.S. Fund .....................................................  26
     Core Bond Fund ....................................................  38
     Real Estate Securities Fund .......................................  48
     Statement of Assets and Liabilities ...............................  52
     Statement of Operations ...........................................  54
     Statement of Changes in Net Assets ................................  56
     Financial Highlights ..............................................  58
     Notes to Statement of Net Assets ..................................  61
     Notes to Financial Statements .....................................  62
     Report of Independent Accountants .................................  69
     Tax Information ...................................................  70
     Disclosure of Information about Fund Directors ....................  71
     Manager, Money Managers and Service Providers .....................  74

Russell Insurance Funds
Copyright (C) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to its indexes. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges and expenses, and the applicable variable insurance policy Prospectus. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further detail. Russell Fund Distributors, Inc., is the distributor of Russell Insurance Funds

TO OUR CLIENTS

As we present Russell Insurance Funds' 2002 Annual Report, we would like to thank you for choosing Russell's MULTI ASSET MULTI STYLE MULTI MANAGER(TM) investment solution.

This annual report is being delivered against the backdrop of continued, uncertain markets. As the third year of a bear market passes we would like to take a moment to reflect on our investment process and how it has performed in this volatile environment.

Overall, Russell's focus on diversity and risk management has been accomplished through the use of multiple asset classes, where applicable, and multiple style differentiated money managers. This process ensures that investors are participating in a broad range of asset classes and investment styles, which is supported by money manager diversification.

As we move into 2003, we remain committed to our strategically diversified investment philosophy based on world class independent manager research. As a global leader in multi-manager investing, Russell continues to have a worldwide network of manager research analysts conducting ongoing reviews of the managers in your portfolios, ensuring that the most appropriate managers and strategies are employed.

You have put your financial security in our hands and we take that responsibility very seriously. Thank you for your investment with Russell Insurance Funds. We look forward to 2003 and continuing to earn your support.

Warm Regards,

/s/ Len Brennan
Len Brennan
President and Chief Executive Officer

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION--DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

Objective: To provide income and capital growth by investing principally in equity securities.

Invests In: Primarily US equity securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eight managers with three separate and distinct investment styles.

                                     [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

   DATES                MULTI-STYLE EQUITY FUND        RUSSELL 1000(R) INDEX**
Inception*                     $10,000                         $10,000
   1997                        $12,853                         $13,285
   1998                        $16,543                         $16,875
   1999                        $19,383                         $20,404
   2000                        $17,007                         $18,815
   2001                        $14,591                         $16,472
   2002                        $11,207                         $12,906

                        YEARLY PERIODS ENDED DECEMBER 31

MULTI-STYLE EQUITY FUND

PERIODS ENDED            GROWTH OF    TOTAL
  12/31/02                $10,000     RETURN
-------------            ----------   ------
1 Year                   $    7,681  (23.19)%
5 Years                  $    8,719   (2.70)%#
Inception                $   11,207    1.92%#

RUSSELL 1000(R) INDEX

PERIODS ENDED            GROWTH OF    TOTAL
  12/31/02                $10,000    RETURN
-------------            ----------  -------
1 Year                   $    7,835  (21.65)%
5 Years                  $    9,714   (0.58)%#
Inception                $   12,906    4.34%#

PERFORMANCE REVIEW
For the year ended December 31, 2002, the RIF Multi-Style Equity Fund lost 23.19%. This compared to a loss of 21.65% for the Fund's benchmark, the Russell 1000(R) Index.

MARKET AND PORTFOLIO HIGHLIGHTS
Stocks fell precipitously in 2002 as investors lost confidence in the integrity of corporate America's management and accounting practices, credit rating agencies lowered ratings, geopolitical risks heightened, and corporate profit growth was far short of expectations due to weak pricing and higher labor and energy costs. The market experienced many high profile corporate scandals (Worldcom, Global Crossing, UAL, Kmart, and Tenet) with relatively few positive surprises. US equity large cap indices fell for the third consecutive year, with the S&P 500<168> Index posting the worst returns since 1974.

The twelve months ended December 31, 2002 provided a somewhat challenging environment for active managers as stocks that led US equity market leadership shifted rapidly between the first three quarters of the year and the fourth quarter. Market leaders in the first nine months of the year included companies considered defensive, such as undervalued, anti-cyclical companies with histories of predictable, current earnings and low debt levels. Conversely, market leaders in the fourth quarter were more speculative companies, such as ones with only forward projected earnings growth. For the year, value indices outpaced growth by more than 12%. Sectors such as consumer staples led market returns, while technology and telecom companies trailed.

4 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
The Fund performed relatively well in the first nine months of 2002 in an environment that generally did not reward superior fundamentals. The fourth quarter, however, reversed this trend as speculative low quality shares with weak fundamentals led the market. Eight of the eleven managers in the Fund during the year beat their growth, value or market-oriented style benchmarks. The managers within the value style (those seeking undervalued companies combined with positive future growth potential) fared particularly well during the period. Yet Suffolk Capital Management and Peachtree Capital Management both underperformed, offsetting some of the positive returns contributed by other managers in the Fund.

The Fund's sector positioning was favorable to performance, aided by an underweight in technology shares and an overweight in materials and processing shares. However, specific stock selection hurt performance as the drop in Tyco's share price removed approximately 50 basis points from the Fund's results, and the wellperforming regional bank sector was underrepresented. Generally, stock selection was favorable in most sectors, especially among healthcare issues (including overweights in Boston Scientific and United Health), and the multi-industry other sector (with an underweight in General Electric). The Fund's aggregate bias throughout 2002 favored companies with above-average earnings potential, which detracted from returns during the fourth quarter.

The Fund's multi-manager investment approach added value by remaining risk controlled in a highly volatile market. The Fund benefited from risk control enhancements at Turner Investment Partners, Westpeak Global Advisors defensive strategy, and from two managers changes implemented during the year. Alliance Capital Management was replaced with Montag & Caldwell in October 2002. This change more fully diversifies the growth allocation of the Fund. Peachtree Asset Management was terminated in December, with its 5% weight allocated to Jacobs Levy Equity Management, Montag & Caldwell, and Strong Capital Management. Significant organizational changes within Peachtree caused the Fund to withdraw assets from this manager.

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                DECEMBER 31, 2002

Pfizer, Inc.                                             2.8%
Citigroup, Inc.                                          2.4
Exxon Mobil Corp.                                        1.9
Procter & Gamble Co.                                     1.9
Microsoft Corp.                                          1.8
American International Group                             1.6
Amgen, Inc.                                              1.5
Johnson & Johnson                                        1.4
Medtronic, Inc.                                          1.4
Bank of America Corp.                                    1.3

PORTFOLIO CHARACTERISTICS
                                                     DECEMBER 31, 2002

Current P/E Ratio                                           19.6x
Portfolio Price/Book Ratio                                  2.58x
Market Capitalization - $-Weighted Average              64.42 Bil
Number of Holdings                                            618

MONEY MANAGERS                                              STYLES

Alliance Capital Management, LP - Bernstein
   Investment Research and Management Unit                  Value
Barclays Global Fund Advisors                               Value
Brandywine Asset Management, LLC                            Value
Jacobs Levy Equity Management, Inc.                         Market-Oriented
Montag & Caldwell, Inc.                                     Growth
Strong Capital Management, Inc.                             Growth
Turner Investment Partners, Inc.                            Growth
Westpeak Global Advisors, LP                                Market-Oriented

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.
** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

#    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Multi-Style Equity Fund 5

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS--DECEMBER 31, 2002

                                                                       MARKET
                                                      NUMBER           VALUE
                                                        OF             (000)
                                                      SHARES             $
-----------------------------------------------------------------------------
Common Stocks - 93.4%
Auto and Transportation - 2.1%
American Axle & Manufacturing
 Holdings, Inc. (AE)                                     970               23
ArvinMeritor, Inc.                                     1,664               28
Autoliv, Inc.                                          4,400               92
Burlington Northern Santa Fe Corp.                    21,750              566
Continental Airlines, Inc. Class B (AE)                9,000               65
Cooper Tire & Rubber Co.                               3,570               55
CSX Corp.                                                900               25
Dana Corp.                                            12,600              148
Delphi Corp.                                          13,270              107
FedEx Corp.                                            2,730              148
Ford Motor Co.                                        32,749              305
General Motors Corp.                                  16,958              625
Genuine Parts Co.                                      5,200              160
Goodyear Tire & Rubber Co. (The)                      14,700              100
Harley-Davidson, Inc.                                  4,700              217
JB Hunt Transport Services, Inc. (AE)                  1,500               44
JetBlue Airways Corp. (AE)                             1,970               53
Norfolk Southern Corp.                                 9,400              188
Paccar, Inc.                                           1,120               52
Skywest, Inc.                                          2,020               26
Southwest Airlines Co.                                15,145              211
Swift Transportation Co., Inc. (AE)                      140                3
Union Pacific Corp.                                    3,890              233
United Parcel Service, Inc. Class B                   12,600              795
Visteon Corp.                                          8,400               58
                                                                       ------
                                                                        4,327
                                                                       ------
Consumer Discretionary - 17.4%
AOL Time Warner, Inc. (AE)                            22,430              294
Apollo Group, Inc. Class A (AE)                       17,800              783
Applebees International, Inc.                          1,750               41
Avon Products, Inc.                                    8,100              436
Banta Corp.                                              560               18
BearingPoint, Inc. (AE)                               13,800               95
Bed Bath & Beyond, Inc. (AE)                           8,000              276
Belo Corp. Class A                                       590               13
Big Lots, Inc. (AE)                                    1,700               22
BJ's Wholesale Club, Inc. (AE)                         9,370              171
Black & Decker Corp.                                   3,290              141
Blyth, Inc.                                            1,350               36
Brunswick Corp.                                        3,400               68
Callaway Golf Co.                                      4,000               53
Carnival Corp.                                        11,500              287
CBRL Group, Inc.                                       1,700               51
Cendant Corp. (AE)                                    36,900              387
Cheesecake Factory (The) (AE)                          3,500              127
Chico's FAS, Inc. (AE)                                20,100              380
Claire's Stores, Inc.                                  2,400               53
Clear Channel Communications, Inc. (AE)               34,640            1,292
Clorox Co.                                             3,950              163
Coach, Inc. (AE)                                       6,500              214
Colgate-Palmolive Co.                                 26,800            1,405
Corinthian Colleges, Inc. (AE)                         4,200              159
Costco Wholesale Corp. (AE)                           10,200              286
Darden Restaurants, Inc.                               1,775               36
Dollar General Corp.                                   2,300               27
DoubleClick, Inc. (AE)                                 1,380                8
Eastman Kodak Co.                                      5,700              200
eBay, Inc. (AE)                                       14,710              998
EchoStar Communications Corp. (AE)                    12,790              285
Electronic Arts, Inc. (AE)                            21,130            1,052
Estee Lauder Cos., Inc. (The) Class A                  4,000              106
Expedia, Inc. Class A (AE)                                40                3
Family Dollar Stores                                   1,970               61
Fastenal Co.                                           6,500              243
Federated Department Stores (AE)                      10,666              307
Fisher Scientific International (AE)                     500               15
Fortune Brands, Inc.                                   8,070              375
Fox Entertainment Group, Inc. Class A (AE)               110                3
Gannett Co., Inc.                                     17,110            1,228
Gap, Inc. (The)                                       16,300              253
Gemstar-TV Guide International, Inc. (AE)              9,840               32
Gillette Co. (The)                                    50,150            1,523
GTECH Holdings Corp. (AE)                                760               21
Harrah's Entertainment, Inc. (AE)                      1,910               76
Hearst-Argyle Television, Inc. (AE)                      230                6
Hilton Hotels Corp.                                    2,100               27
Hollywood Entertainment Corp. (AE)                     2,100               32
Home Depot, Inc.                                      16,490              395
International Game Technology (AE)                     5,500              418
Interpublic Group Cos., Inc.                           8,600              121
ITT Educational Services, Inc. (AE)                    1,800               42
JC Penney Co., Inc. Holding Co.                        3,500               81
Jones Apparel Group, Inc. (AE)                         2,300               82
Kimberly-Clark Corp.                                   6,300              299
Knight-Ridder, Inc.                                    3,210              203
Kohl's Corp. (AE)                                     32,170            1,800
Landry's Restaurants, Inc.                             1,400               30
Leggett & Platt, Inc.                                  4,500              101
Limited Brands                                         9,690              135
Liz Claiborne, Inc.                                      690               20
Lowe's Cos., Inc.                                     13,660              512
Manpower, Inc.                                         9,100              290
Marriott International, Inc. Class A                  17,800              585
Mattel, Inc.                                           4,360               83
May Department Stores Co. (The)                        7,930              182
McDonald's Corp.                                      33,320              536
McGraw-Hill Cos., Inc. (The)                           1,500               91
Media General, Inc. Class A                               50                3
Meredith Corp.                                         1,480               61
Metro-Goldwyn-Mayer, Inc. (AE)                           280                4
MGM Mirage (AE)                                        2,300               76
New York Times Co. Class A                               500               23
Newell Rubbermaid, Inc.                               21,500              652
Nordstrom, Inc.                                        1,100               21

6 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                       MARKET
                                                      NUMBER           VALUE
                                                        OF             (000)
                                                      SHARES             $
-----------------------------------------------------------------------------
Office Depot, Inc. (AE)                                6,130               90
Omnicom Group                                         10,430              674
Pacific Sunwear of California (AE)                     4,350               77
Park Place Entertainment Corp. (AE)                   11,640               98
PEP Boys-Manny Moe & Jack                              2,700               31
Petsmart, Inc. (AE)                                   13,710              235
PF Chang's China Bistro, Inc. (AE)                     2,300               83
Pier 1 Imports, Inc.                                   1,400               27
Pittston Brink's Group                                 1,620               30
Procter & Gamble Co.                                  46,080            3,960
RadioShack Corp.                                       2,250               42
Ross Stores, Inc.                                      1,100               47
RR Donnelley & Sons Co.                                6,300              137
Scripps Co. (E.W.) Class A                               900               69
Sears Roebuck and Co.                                 10,500              251
Service Corp. International (AE)                      28,300               94
ServiceMaster Co. (The)                                9,830              109
Stanley Works (The)                                    1,000               35
Staples, Inc. (AE)                                    10,810              198
Starwood Hotels & Resorts Worldwide, Inc.              2,200               52
Take-Two Interactive Software (AE)                     3,200               75
Talbots, Inc.                                            960               26
Target Corp.                                           2,000               60
Tech Data Corp. (AE)                                   1,210               33
Ticketmaster Class B (AE)                                320                7
TJX Cos., Inc.                                         8,700              170
Toys R Us, Inc. (AE)                                   2,200               22
Tribune Co.                                            4,000              182
University of Phoenix Online (AE)                      3,200              115
Univision Communications, Inc.
 Class A (AE)                                         10,300              252
USA Interactive (AE)                                  35,320              810
VF Corp.                                               7,500              270
Viacom, Inc. Class B (AE)                             21,309              869
Wal-Mart Stores, Inc.                                 47,010            2,374
Wallace Computer Services, Inc.                          900               19
Walt Disney Co.                                       92,760            1,513
Washington Post Class B                                   60               44
Waste Connections, Inc. (AE)                           1,800               69
Waste Management, Inc.                                13,710              314
Weight Watchers International, Inc. (AE)               3,000              138
Wendy's International, Inc.                            1,200               32
Westwood One, Inc. (AE)                                9,000              336
Whirlpool Corp.                                          800               42
Williams-Sonoma, Inc. (AE)                             3,500               95
Yahoo, Inc. (AE)                                      36,640              599
Yum! Brands, Inc. (AE)                                 1,740               42
                                                                       ------
                                                                       35,861
                                                                       ------
Consumer Staples - 5.9%
Albertson's, Inc.                                      9,160              204
Anheuser-Busch Cos., Inc.                              8,550              414
Campbell Soup Co.                                      1,800               42
Coca-Cola Co. (The)                                   59,870            2,624
Coca-Cola Enterprises, Inc.                            5,800              126
ConAgra Foods, Inc.                                   25,320              633
Constellation Brands, Inc. Class A (AE)                  110                3
Coors (Adolph) Class B                                   400               25
CVS Corp.                                             10,600              265
Dean Foods Co. (AE)                                    1,900               70
Del Monte Foods Co. (AE)                              22,006              169
Dial Corp. (The)                                       2,990               61
Dole Food Co.                                            290                9
General Mills, Inc.                                    3,000              141
Hershey Foods Corp.                                    1,300               88
HJ Heinz Co.                                           2,700               89
Hormel Foods Corp.                                     2,130               50
Kellogg Co.                                           17,170              588
Kraft Foods, Inc. Class A                              6,500              253
Kroger Co. (AE)                                        5,310               82
Monsanto Co.                                          11,872              229
Pepsi Bottling Group, Inc.                             1,240               32
PepsiAmericas, Inc.                                    1,890               25
PepsiCo, Inc.                                         42,132            1,779
Performance Food Group Co. (AE)                        1,200               41
Philip Morris Cos., Inc.                              39,850            1,615
RJ Reynolds Tobacco Holdings, Inc.                     7,390              311
Sara Lee Corp.                                        37,280              839
Supervalu, Inc.                                       16,440              271
Systemco Corp.                                        12,920              385
Tyson Foods, Inc. Class A                              5,260               59
Unilever NV                                            2,100              130
UST, Inc.                                                500               17
Walgreen Co.                                           9,500              277
Whole Foods Market, Inc. (AE)                          4,000              211
WM Wrigley Jr. Co.                                     1,900              104
                                                                       ------
                                                                       12,261
                                                                       ------
Financial Services - 20.0%
ACE, Ltd.                                                900               26
Aetna, Inc.                                            5,940              244
Aflac, Inc.                                           10,300              310
AG Edwards, Inc.                                         450               15
Allmerica Financial Corp.                              6,050               61
Allstate Corp. (The)                                  17,190              636
American Express Co.                                  25,460              900
American Financial Group, Inc.                           620               14
American International Group                          58,676            3,394
AmeriCredit Corp. (AE)                                13,300              103
AmSouth Bancorp                                       16,950              325
Annaly Mortgage Management, Inc.                       2,640               50
AON Corp.                                              2,890               55
Apartment Investment & Management
 Co. Class A (o)                                       1,180               44
Arden Realty, Inc. (o)                                   770               17
Associated Banc-Corp                                     166                6
Astoria Financial Corp.                                  480               13
Bank of America Corp.                                 39,119            2,722

                                                       Multi-Style Equity Fund 7

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                       MARKET
                                                      NUMBER           VALUE
                                                        OF             (000)
                                                      SHARES             $
-----------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                         870               21
Bank One Corp.                                        34,820            1,273
Banknorth Group, Inc.                                  1,150               26
BB&T Corp.                                             3,780              140
Bear Stearns Cos., Inc. (The)                          2,300              137
Berkshire Hathaway, Inc. Class B (AE)                    220              533
CarrAmerica Realty Corp. (o)                           2,727               68
Charles Schwab Corp. (The)                            56,820              616
Charter One Financial, Inc.                            2,660               76
Chelsea Property Group, Inc. (o)                       1,100               37
Chubb Corp.                                            3,100              162
Cigna Corp.                                            6,250              257
Citigroup, Inc.                                      143,891            5,064
CNA Financial Corp. (AE)                               1,320               34
Colonial BancGroup, Inc. (The)                           190                2
Comerica, Inc.                                         2,100               91
Compass Bancshares, Inc.                                 600               19
Countrywide Financial Corp.                            3,200              165
Deluxe Corp.                                           3,015              127
Doral Financial Corp.                                  5,500              157
Duke Realty Corp. (o)                                  2,960               75
E*TRADE Group, Inc. (AE)                              18,000               87
Equifax, Inc.                                          1,200               28
Equity Office Properties Trust (o)                    12,744              318
Equity Residential (o)                                 8,030              197
Fannie Mae                                            16,560            1,065
Federated Investors, Inc. Class B                      4,380              111
Fidelity National Financial, Inc.                      1,494               49
First Data Corp.                                      30,300            1,073
First Tennessee National Corp.                           160                6
FirstMerit Corp.                                         110                2
FleetBoston Financial Corp.                           36,820              895
Freddie Mac                                           17,230            1,017
Fulton Financial Corp.                                   665               12
Golden West Financial Corp.                            4,630              332
Goldman Sachs Group, Inc.                             20,050            1,365
Greater Bay Bancorp                                    1,200               21
Greenpoint Financial Corp.                             1,410               64
H&R Block, Inc.                                        3,180              128
Hartford Financial Services Group, Inc.                1,950               89
Health Care REIT, Inc. (o)                               900               24
Hibernia Corp. Class A                                 4,220               81
Highwoods Properties, Inc. (o)                         1,470               32
Hilb Rogal & Hamilton Co.                              1,100               45
Household International, Inc.                         10,040              279
HRPT Properties Trust (o)                              2,600               21
Huntington Bancshares, Inc.                           10,400              195
iStar Financial, Inc. (o)                              1,110               31
Jefferson-Pilot Corp.                                    790               30
John Hancock Financial Services, Inc.                 10,900              304
John Nuveen Co. (The) Class A                            700               18
JP Morgan Chase & Co.                                 50,280            1,207
Keycorp                                               17,400              437
Landamerica Financial Group, Inc.                        600               21
Lehman Brothers Holdings, Inc.                         8,240              439
Liberty Property Trust (o)                                80                3
Lincoln National Corp.                                 3,540              112
Loews Corp.                                            2,210               98
Macerich Co. (The) (o)                                 1,100               34
Marsh & McLennan Cos., Inc.                           17,000              786
MBIA, Inc.                                             1,925               84
MBNA Corp.                                            35,890              683
Merrill Lynch & Co., Inc.                             24,840              943
Metlife, Inc.                                          9,590              259
Moody's Corp.                                          1,200               50
Morgan Stanley                                        26,820            1,071
National City Corp.                                   17,900              489
National Commerce Financial Corp.                        560               13
Old National Bancorp                                     120                3
Old Republic International Corp.                       2,560               72
Paychex, Inc.                                          6,000              167
Platinum Underwriters Holdings, Ltd. (AE)             10,600              279
PMI Group, Inc. (The)                                  1,850               56
PNC Financial Services Group, Inc.                     4,850              203
Popular, Inc.                                            270                9
Post Properties, Inc. (o)                              1,500               36
Principal Financial Group                              7,090              214
Progressive Corp. (The)                                1,830               91
Protective Life Corp.                                    390               11
Providian Financial Corp. (AE)                           750                5
Prudential Financial, Inc.                             3,530              112
Regions Financial Corp.                                6,880              230
RenaissanceRe Holdings, Ltd.                           3,500              139
Rouse Co. (The) (o)                                      640               20
Safeco Corp.                                           4,800              166
Simon Property Group, Inc. (o)                         7,990              272
SLM Corp.                                              3,800              395
SouthTrust Corp.                                       4,410              110
St. Paul Cos.                                          8,000              272
State Street Corp.                                       150                6
Sungard Data Systems, Inc. (AE)                        1,180               28
SunTrust Banks, Inc.                                   2,200              125
TCF Financial Corp.                                    2,680              117
Torchmark Corp.                                        2,750              100
Travelers Property Casualty Corp.
 Class A (AE)                                          4,605               67
Travelers Property Casualty Corp.
 Class B (AE)                                         18,858              276
Trizec Properties, Inc. (o)                              600                6
Union Planters Corp.                                   1,875               53
UnionBanCal Corp.                                      2,550              100
United Rentals, Inc. (AE)                              4,900               53
UnumProvident Corp.                                    6,520              114
US Bancorp                                            33,873              719
Wachovia Corp.                                        43,130            1,572
Washington Mutual, Inc.                               40,652            1,404
Wells Fargo & Co.                                     22,838            1,070
WR Berkley Corp.                                       1,890               75

8 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                       MARKET
                                                      NUMBER           VALUE
                                                        OF             (000)
                                                      SHARES              $
-----------------------------------------------------------------------------
XL Capital, Ltd. Class A                                 330               25
Zions BanCorp.                                            70                3
                                                                       ------
                                                                       41,438
                                                                       ------
Health Care - 14.8%
Abbott Laboratories                                    5,500              220
Alcon, Inc. (AE)                                       7,500              296
Allergan, Inc.                                         4,400              254
AmerisourceBergen Corp.                                2,800              152
Amgen, Inc. (AE)                                      62,960            3,043
Amylin Pharmaceuticals, Inc. (AE)                      6,000               97
Anthem, Inc. (AE)                                      1,500               94
Baxter International, Inc.                             1,200               34
Becton Dickinson & Co.                                 4,120              126
Biomet, Inc.                                           4,000              115
Boston Scientific Corp. (AE)                          37,060            1,576
Bristol-Myers Squibb Co.                              24,860              576
Caremark Rx, Inc. (AE)                                   390                6
Chiron Corp. (AE)                                         40                2
CR Bard, Inc.                                            970               56
CuraGen Corp. (AE)                                       530                2
DaVita, Inc. (AE)                                        346                9
Eli Lilly & Co.                                       21,800            1,384
Forest Laboratories, Inc. (AE)                        16,360            1,607
Genentech, Inc. (AE)                                     700               23
Gilead Sciences, Inc. (AE)                             7,500              255
Guidant Corp. (AE)                                     1,780               55
HCA, Inc.                                             19,920              827
Health Management Associates, Inc.
 Class A                                               4,300               77
Humana, Inc. (AE)                                     16,400              164
ICOS Corp. (AE)                                          480               11
Johnson & Johnson                                     55,200            2,965
King Pharmaceuticals, Inc. (AE)                          280                5
McKesson Corp.                                         3,900              105
Medimmune, Inc. (AE)                                  19,350              526
Medtronic, Inc.                                       64,570            2,944
Merck & Co., Inc.                                     28,380            1,607
Mid Atlantic Medical Services (AE)                       160                5
Novartis AG - ADR                                      9,100              334
Oxford Health Plans (AE)                               1,560               57
Pfizer, Inc.                                         187,817            5,743
Pharmacia Corp.                                       31,604            1,321
Renal Care Group, Inc. (AE)                               70                2
Schering-Plough Corp.                                 16,620              369
St. Jude Medical, Inc. (AE)                            6,730              267
Stericycle, Inc. (AE)                                  1,700               55
Steris Corp. (AE)                                      4,380              106
Stryker Corp.                                          4,000              268
Teva Pharmaceutical Industries - ADR                  10,280              397
UnitedHealth Group, Inc.                               9,420              787
Watson Pharmaceuticals, Inc. (AE)                      2,060               58
WellPoint Health Networks (AE)                         3,700              263
Wyeth                                                 32,540            1,217
Zimmer Holdings, Inc. (AE)                               900               37
                                                                       ------
                                                                       30,499
                                                                       ------
Integrated Oils - 3.8%
Amerada Hess Corp.                                     1,780               98
BP PLC - ADR                                          11,000              447
ChevronTexaco Corp.                                   21,935            1,458
ConocoPhillips                                        21,296            1,031
Exxon Mobil Corp.                                    113,930            3,981
Marathon Oil Corp.                                    11,150              237
Occidental Petroleum Corp.                            18,800              535
Unocal Corp.                                           2,030               62
                                                                       ------
                                                                        7,849
                                                                       ------
Materials and Processing - 3.8%
Air Products & Chemicals, Inc.                         6,060              259
Alcoa, Inc.                                            9,800              223
Allegheny Technologies, Inc.                           1,650               10
American Standard Cos., Inc. (AE)                      2,200              157
Archer-Daniels-Midland Co.                            20,954              260
Ashland, Inc.                                          6,200              177
Avery Dennison Corp.                                   1,200               73
Ball Corp.                                             1,810               93
Bemis Co.                                                750               37
Boise Cascade Corp.                                    1,200               30
Catellus Development Corp. (AE)                          660               13
Cytec Industries, Inc. (AE)                              120                3
Dow Chemical Co. (The)                                29,171              866
Du Pont EI de Nemours & Co.                           18,204              772
Eastman Chemical Co.                                   3,380              124
Ecolab, Inc.                                           4,300              213
Engelhard Corp.                                        5,727              128
Genzyme Corp.-General Division (AE)                    9,000              266
Georgia-Pacific Corp.                                  6,930              112
Grant Prideco, Inc. (AE)                                 530                6
International Paper Co.                               11,270              394
Kaydon Corp.                                           1,340               28
Lafarge North America, Inc.                            1,920               63
Lubrizol Corp.                                         1,440               44
Masco Corp.                                           53,500            1,126
MeadWestvaco Corp.                                     8,900              220
Newmont Mining Corp.                                     120                3
Nucor Corp.                                            5,400              223
Pactiv Corp. (AE)                                      7,050              154
PPG Industries, Inc.                                   5,700              286
Praxair, Inc.                                          5,960              344
Precision Castparts Corp.                              2,820               68
Rohm & Haas Co.                                        2,340               76
Schulman (A.), Inc.                                    1,467               27
Sealed Air Corp. (AE)                                  2,300               86
Sherwin-Williams Co. (The)                             9,260              262
Sigma-Aldrich Corp.                                      560               27

                                                       Multi-Style Equity Fund 9

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                       MARKET
                                                      NUMBER           VALUE
                                                        OF             (000)
                                                      SHARES              $
-----------------------------------------------------------------------------
Smurfit-Stone Container Corp. (AE)                    15,900              245
Sonoco Products Co.                                      950               22
Temple-Inland, Inc.                                    1,100               49
United States Steel Corp.                             13,740              180
Worthington Industries                                   160                2
York International Corp.                               1,840               47
                                                                       ------
                                                                        7,798
                                                                       ------
Miscellaneous - 1.4%
Carlisle Cos., Inc.                                    1,424               59
Crane Co.                                                420                8
Eaton Corp.                                            3,700              289
FMC Corp. (AE)                                         3,000               82
General Electric Co.                                  68,500            1,668
Illinois Tool Works, Inc.                              3,500              227
ITT Industries, Inc.                                   1,990              121
Johnson Controls, Inc.                                 1,400              112
St. Joe Co. (The)                                      2,228               67
Textron, Inc.                                          4,070              175
                                                                       ------
                                                                        2,808
                                                                       ------
Other Energy - 2.4%
Anadarko Petroleum Corp.                               1,100               53
Apache Corp.                                           8,430              480
Aquila, Inc.                                           1,120                2
Baker Hughes, Inc.                                    27,990              901
Calpine Corp. (AE)                                    33,100              108
Cooper Cameron Corp. (AE)                                500               25
Devon Energy Corp.                                     2,000               92
Dynegy, Inc. Class A                                  10,000               12
EL Paso Corp.                                         16,462              115
ENSCO International, Inc.                              6,500              191
GlobalSantaFe Corp.                                    8,500              207
Halliburton Co.                                       18,530              347
Nabors Industries, Ltd. (AE)                           3,500              123
Noble Corp. (AE)                                          80                3
Ocean Energy, Inc.                                       300                6
Patina Oil & Gas Corp.                                 1,000               32
PNM Resources, Inc.                                      970               23
Schlumberger, Ltd.                                    22,640              953
Smith International, Inc. (AE)                         7,500              245
Tidewater, Inc.                                        8,160              254
Transocean, Inc.                                      15,330              356
Williams Cos., Inc.                                   45,050              122
XTO Energy, Inc.                                      15,720              388
                                                                       ------
                                                                        5,038
                                                                       ------
Producer Durables - 4.0%
3M Co.                                                13,570            1,673
Allied Waste Industries, Inc. (AE)                     2,280               23
American Power Conversion (AE)                         2,308               35
Andrew Corp. (AE)                                      1,146               12
Applied Materials, Inc. (AE)                          41,320              538
Boeing Co. (The)                                      12,200              402
Caterpillar, Inc.                                      7,800              357
Centex Corp.                                             460               23
Clayton Homes, Inc.                                   22,250              271
Cooper Industries, Ltd. Class A                        2,130               78
Cummins, Inc.                                          6,000              169
Danaher Corp.                                          2,800              184
Deere & Co.                                            5,560              255
Dover Corp.                                            4,600              134
DR Horton, Inc.                                        5,400               94
Emerson Electric Co.                                   3,120              159
General Dynamics Corp.                                   900               71
Goodrich Corp.                                         4,370               80
Honeywell International, Inc.                         20,265              486
Hovnanian Enterprises, Inc. Class A (AE)               2,500               79
Hubbell, Inc. Class B                                  2,250               79
Ingersoll-Rand Co. Class A                             3,100              133
Kla-Tencor Corp. (AE)                                  4,500              159
Lexmark International, Inc. (AE)                          50                3
Lockheed Martin Corp.                                 12,300              710
Molex, Inc. Class A                                      370                7
Motorola, Inc.                                         5,600               48
Northrop Grumman Corp.                                 4,257              413
NVR, Inc. (AE)                                           100               33
Pentair, Inc.                                          1,220               42
PerkinElmer, Inc.                                        340                3
Raytheon Co.                                           7,990              246
Rockwell Collins, Inc.                                 3,050               71
Steelcase, Inc. Class A                                  800                9
Tektronix, Inc. (AE)                                   1,290               23
Toll Brothers, Inc. (AE)                               3,000               61
Tyco International, Ltd.                              11,750              201
United Defense Industries, Inc. (AE)                   1,500               35
United Technologies Corp.                              9,080              562
WW Grainger, Inc.                                      2,980              154
Xerox Corp. (AE)                                      16,700              134
                                                                       ------
                                                                        8,249
                                                                       ------
Technology - 11.2%
3Com Corp. (AE)                                       18,750               87
Accenture, Ltd. Class A (AE)                          22,540              405
Acxiom Corp. (AE)                                        710               11
ADC Telecommunications, Inc. (AE)                     25,400               53
Adobe Systems, Inc.                                   11,000              273
Adtran, Inc. (AE)                                      1,000               33
Advanced Micro Devices, Inc. (AE)                     26,000              168
Affiliated Computer Services, Inc.
 Class A (AE)                                          6,800              358
Agere Systems, Inc. Class A (AE)                      94,850              137
Agilent Technologies, Inc. (AE)                        7,000              126
Altera Corp. (AE)                                      1,130               14
Amkor Technology, Inc. (AE)                            5,000               24
Analog Devices, Inc. (AE)                             17,600              420
Applied Micro Circuits Corp. (AE)                      8,000               30

10 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                       MARKET
                                                      NUMBER           VALUE
                                                        OF             (000)
                                                      SHARES             $
-----------------------------------------------------------------------------
Automatic Data Processing                                500               20
Avnet, Inc.                                            2,500               27
Avocent Corp. (AE)                                       730               16
BEA Systems, Inc. (AE)                                22,500              258
BMC Software, Inc. (AE)                                9,800              168
Cisco Systems, Inc. (AE)                             156,890            2,055
Citrix Systems, Inc. (AE)                              4,000               49
Cognizant Technology Solutions Corp. (AE)              2,000              144
CommScope, Inc. (AE)                                   1,600               13
Computer Associates International, Inc.               20,790              281
Computer Sciences Corp. (AE)                           2,930              101
Compuware Corp. (AE)                                   3,950               19
Conexant Systems, Inc. (AE)                           22,500               36
Corning, Inc. (AE)                                    58,200              193
Dell Computer Corp. (AE)                              38,300            1,024
Electronic Data Systems Corp.                          2,300               42
Electronics for Imaging (AE)                           8,300              135
EMC Corp. (AE)                                        13,830               85
Harris Corp.                                           2,590               68
Hewlett-Packard Co.                                  129,723            2,252
Hughes Electronics Corp. Class H (AE)                 12,409              133
i2 Technologies, Inc. (AE)                            16,200               19
Ingram Micro, Inc. Class A (AE)                       14,610              180
Intel Corp.                                          136,070            2,119
International Business Machines Corp.                 25,380            1,967
Intuit, Inc. (AE)                                      5,140              241
Jabil Circuit, Inc. (AE)                               3,050               55
JD Edwards & Co. (AE)                                    240                3
JDS Uniphase Corp. (AE)                               32,300               80
LSI Logic Corp. (AE)                                   6,500               38
Lucent Technologies, Inc. (AE)                        76,800               97
Macromedia, Inc. (AE)                                  3,100               33
Maxim Integrated Products                             13,450              444
Mercury Interactive Corp. (AE)                         4,700              139
Microchip Technology, Inc.                            25,300              619
Micron Technology, Inc. (AE)                           8,800               86
Microsoft Corp. (AE)                                  70,210            3,630
National Semiconductor Corp. (AE)                        280                4
Oracle Corp. (AE)                                     61,230              661
Palm, Inc. (AE)                                        1,600               25
PanAmSat Corp. (AE)                                    1,180               17
Plexus Corp. (AE)                                        410                4
QLogic Corp. (AE)                                      6,500              224
Qualcomm, Inc. (AE)                                   37,900            1,379
Quantum Corp. (AE)                                    14,600               39
Rockwell Automation, Inc.                              5,150              107
Sandisk Corp. (AE)                                     2,900               59
SAP AG - ADR                                          20,510              400
Scientific-Atlanta, Inc.                               2,000               24
Solectron Corp. (AE)                                  26,560               94
Storage Technology Corp. (AE)                          2,680               57
Sun MicroSystems, Inc. (AE)                            1,680                5
Symantec Corp. (AE)                                   11,500              466
Taiwan Semiconductor Manufacturing
 Co., Ltd. - ADR (AE)                                 41,200              290
Tellabs, Inc. (AE)                                     1,940               14
Texas Instruments, Inc.                                  550                8
TIBCO Software, Inc. (AE)                             10,950               68
UniSystem Corp. (AE)                                   3,800               38
Utstarcom, Inc. (AE)                                     260                5
VeriSign, Inc. (AE)                                    4,900               39
Vishay Intertechnology, Inc. (AE)                        300                3
Xilinx, Inc. (AE)                                      6,780              140
                                                                       ------
                                                                       23,178
                                                                       ------
Utilities - 6.6%
Allegheny Energy, Inc.                                20,930              158
Alliant Energy Corp.                                   3,540               59
Alltel Corp.                                           2,610              133
Ameren Corp.                                           6,090              253
American Electric Power Co., Inc.                     11,710              320
AT&T Corp.                                            22,539              588
AT&T Wireless Services, Inc. (AE)                     33,097              187
Avista Corp.                                           1,300               15
BellSouth Corp.                                       31,760              822
Cablevision Systems Corp. Class A (AE)                   450                8
Centerpoint Energy, Inc.                              15,210              129
CenturyTel, Inc.                                       2,600               76
CMS Energy Corp.                                       4,100               39
Comcast Corp. Class A (AE)                            14,720              333
Comcast Corp. Class A (AE)                            42,396              999
Consolidated Edison, Inc.                              5,420              232
COX Communications, Inc. Class A (AE)                  6,390              181
Dominion Resources, Inc.                               1,490               82
DPL, Inc.                                              1,880               29
DTE Energy Co.                                           712               33
Duke Energy Corp.                                      5,510              108
Edison International (AE)                             27,310              324
Entergy Corp.                                          5,360              244
Exelon Corp.                                           2,962              156
FirstEnergy Corp.                                      2,400               79
FPL Group, Inc.                                        1,810              109
KeySpan Corp.                                          1,370               48
Liberty Media Corp. Class A (AE)                      65,420              585
Mirant Corp. (AE)                                      3,651                7
Nextel Communications, Inc. Class A (AE)              33,700              389
Nicor, Inc.                                              280               10
NiSource, Inc.                                           410                8
Nokia OYJ - ADR                                       27,500              426
Northeast Utilities                                    5,000               76
NSTAR                                                     90                4
Peoples Energy Corp.                                     130                5
Pepco Holdings, Inc.                                   1,390               27
PG&E Corp. (AE)                                       28,490              396
Pinnacle West Capital Corp.                            3,360              115
Progress Energy, Inc. - CVO (AE)(y)                    1,300                -
Public Service Enterprise Group, Inc.                  2,320               74

                                                      Multi-Style Equity Fund 11

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                       MARKET
                                                      NUMBER           VALUE
                                                        OF             (000)
                                                      SHARES             $
-----------------------------------------------------------------------------
Puget Energy, Inc.                                    10,800              238
Quintiles Transnational Corp. (AE)                       300                4
Qwest Communications International                    20,197              101
Reliant Resources, Inc. (AE)                          23,515               75
SBC Communications, Inc.                              79,723            2,161
Sempra Energy                                          2,930               69
Southern Co. (The)                                     8,020              228
Sprint Corp.-FON Group                                28,300              410
TECO Energy, Inc.                                      3,400               53
TXU Corp.                                              3,290               61
Verizon Communications, Inc.                          48,652            1,885
Vodafone Group PLC - ADR                              10,000              181
Westar Energy, Inc.                                   13,300              132
Wisconsin Energy Corp.                                 5,470              138
Xcel Energy, Inc.                                      9,580              105
                                                                      -------
                                                                       13,707
                                                                      -------
Total Common Stocks
 (cost $201,723)                                                      193,013
                                                                      -------

                                                   PRINCIPAL
                                                    AMOUNT
                                                     (000)
                                                       $
                                                   ---------
Short-Term Investments - 6.7%
Frank Russell Investment Company
 Money Market Fund (C)                               12,911            12,911
United States Treasury Bill
 1.180% due 3/20/03 (c)(y)(s)                         1,000               997
                                                                      -------
Total Short-Term Investments
 (cost $13,908)                                                        13,908
                                                                      -------
Total Investments - 100.1%
 (identified cost $215,631)                                           206,921
Other Assets and Liabilities,
Net - (0.1%)                                                             (127)
                                                                      -------
Net Assets - 100.0%                                                   206,794
                                                                      =======

                                                                   UNREALIZED
                                                     NOTIONAL     APPRECIATION
                                                      AMOUNT     (DEPRECIATION)
FUTURES CONTRACTS                                      (000)          (000)
(Number of Contracts)                                    $              $
-------------------------------------------------------------------------------
Long Positions
S&P Midcap 400 Index
 expiration date 03/03 (17)                            3,654                (27)
S&P 500 Index
 expiration date 03/03 (45)                            9,888               (256)
                                                                     ----------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                                       (283)
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

12 Multi-Style Equity Fund

(This page intentionally left blank)

AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION-DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
OBJECTIVE: To provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund by investing in equity securities.

INVESTS IN: Primarily common stocks of small and medium capitalization US companies.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eight small capitalization stock fund managers with distinct investment styles.

                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

   DATES                AGGRESSIVE EQUITY FUND         RUSSELL 2500(TM) INDEX**
Inception*                     $10,000                       $10,000
   1997                        $13,507                       $12,436
   1998                        $13,644                       $12,484
   1999                        $14,474                       $15,498
   2000                        $14,378                       $16,159
   2001                        $14,038                       $16,357
   2002                        $11,363                       $13,446

                        YEARLY PERIODS ENDED DECEMBER 31

AGGRESSIVE EQUITY FUND

PERIODS ENDED            GROWTH OF    TOTAL
  12/31/02                $10,000    RETURN
-------------            ----------  -------
1 Year                   $    8,094  (19.06)%
5 Years                  $    8,413   (3.40)%#
Inception                $   11,363    2.15%#

RUSSELL 2500(TM) INDEX

PERIODS ENDED            GROWTH OF    TOTAL
  12/31/02                $10,000    RETURN
-------------            ----------  -------
1 Year                   $    8,220  (17.80)%
5 Years                  $   10,812    1.58%#
Inception                $   13,446    5.06%#

PERFORMANCE REVIEW
For the year ended December 31, 2002, the Aggressive Equity Fund lost 19.06%, as compared to the Russell 2500(TM) Index which dropped 17.80%.

MARKET AND PORTFOLIO HIGHLIGHTS
Stocks fell precipitously in 2002 as investors lost confidence in the integrity of corporate America's management and accounting practices, credit rating agencies lowered ratings, geopolitical risks heightened, and corporate profit growth was far short of expectations due to weak pricing and higher labor and energy costs. The market experienced many high profile corporate scandals (Worldcom, Global Crossing, UAL, Kmart, and Tenet) with relatively few positive surprises. US equity large and small cap indices fell for the third consecutive year, with small caps holding slightly firmer than large caps.

Corporate accounting and earnings remained under scrutiny throughout the year, though most of the negative impact was felt in the large cap sector. While small cap companies are required to generate the same quantitative financial information as large cap companies, they often do not complement this with the qualitative attributes that help facilitate an understanding of their businesses. As a result, small cap managers are accustomed to delving deeper into small company accounts in order to gain confidence in these investments. This increased scrutiny and analysis benefited small cap managers' results. Where large cap sell-offs rippled into smaller stocks, some managers perceived this as a buying opportunity.

14 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
The market environment for active management was fairly neutral during most of the year, with each quarter producing both successes and failures. The Fund seeks to be fully invested at all times, which resulted in little or no cash in the portfolio during the period. This was a detriment to Fund performance during the year, as markets declined. Small cap growth managers that invested in companies with aggressive earnings growth projections were hurt during the year, as were small cap value managers that emphasized cyclically-oriented stocks whose prices had become depressed. Managers betting on technology shares saw these prices drop sharply in 2002. Managers using a strategy of following market trends also fared poorly as market trends reversed each quarter.

Fourth quarter 2002 was a difficult market environment for active managers due to several factors. The quarter witnessed a rally in lower quality/higher risk issues (stocks with no earnings, high prices relative to earnings, stock price volatility and high debt levels). The smallest cap companies within the small cap index outperformed all other small cap issues. Since active managers generally underweight the smallest companies, performance suffered as a result. Lastly, active managers generally retain an allocation to cash, which after helping performance earlier in the year, dampened results as markets rallied.

For the year, the Fund's managers that focused generally on stocks with consistent, visible and predictable earnings combined with quality financial statements produced the best returns. These managers overweighted companies with the ability to internally finance growth and underweighted those whose cash outflows exceeded their earnings inflows. TimesSquare, as the top performing manager in the Fund, demonstrated these successful techniques. This firm's investment approach significantly underweighted technology issues and overweighted consumer finance companies with consistent and visible earnings. Goldman, Systematic and CapitalWorks underperformed, yet were all within expectations given the unfriendly market environment.

Managers that struggled in this market environment included Suffolk and David J. Greene. These firms' investment approaches generally favored companies with attractive share prices relative to balance sheet cash, but with little or no current earnings. They overweighted technology and other more cyclical companies, while avoiding financial companies. Technology and other cyclical shares are usually among the first to benefit from an economic and market recovery.

In May 2002, Goldman Sachs Asset Management was retained by the Fund, replacing Westpeak Global Advisors L.P. Goldman is rated very highly by the Fund's management research team and will provide small cap core exposure to the Fund's strategy. Westpeak's investment processes and staffing experienced changes during the period which made them unattractive to the Fund.

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                            DECEMBER 31, 2002

Getty Images, Inc.                                                      0.6%
Annaly Mortgage Management, Inc.                                        0.5
Doral Financial Corp.                                                   0.5
Dial Corp. (The)                                                        0.5
First American Corp.                                                    0.5
Omnicare, Inc.                                                          0.5
Fidelity National Financial, Inc.                                       0.5
3Com Corp.                                                              0.4
DaVita, Inc.                                                            0.4
Lincare Holdings, Inc.                                                  0.4

PORTFOLIO CHARACTERISTICS
                                                               DECEMBER 31, 2002

Current P/E Ratio                                                          15.9x
Portfolio Price/Book Ratio                                                 1.72x
Market Capitalization - $-Weighted Average                              1.54 Bil
Number of Holdings                                                           902

MONEY MANAGERS                                                    STYLES

CapitalWorks Investment Partners, LLC                        Growth
David J. Greene & Co., LLC                                   Value
Geewax, Terker & Co.                                         Growth
Goldman Sachs Asset Management                               Market-Oriented
Jacobs Levy Equity Management, Inc.                          Value
Suffolk Capital Management, Inc.                             Growth
Systematic Financial Management, LP                          Value
TimesSquare Capital Management, Inc.                         Growth

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

#    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Aggressive Equity Fund 15

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.3%
Auto and Transportation - 3.9%
AAR Corp.                                                                    2,000                   10
Aftermarket Technology Corp. (AE)                                            1,700                   25
Airborne, Inc.                                                               2,900                   43
Alaska Air Group, Inc. (AE)                                                 10,600                  229
AMR Corp. (AE)                                                               2,700                   18
AO Smith Corp.                                                              11,600                  313
Atlantic Coast Airlines Holdings, Inc. (AE)                                  2,400                   29
Aviall, Inc. (AE)                                                            9,800                   79
BorgWarner, Inc.                                                             5,198                  262
CH Robinson Worldwide, Inc.                                                  1,900                   59
CNF, Inc.                                                                    8,900                  296
Continental Airlines, Inc. Class B (AE)                                      3,300                   24
Delta Air Lines, Inc.                                                       15,600                  189
Dura Automotive Systems, Inc. Class A (AE)                                   8,100                   81
EGL, Inc. (AE)                                                               4,900                   70
Expeditors International Washington, Inc.                                    2,400                   78
ExpressJet Holdings, Inc. (AE)                                               1,400                   14
Fleetwood Enterprises, Inc. (AE)                                            10,100                   79
Frontier Airlines, Inc. (AE)                                                   790                    5
Genesee & Wyoming, Inc. Class A (AE)                                           600                   12
Gentex Corp. (AE)                                                            5,200                  165
Heartland Express, Inc. (AE)                                                   439                   10
JB Hunt Transport Services, Inc. (AE)                                        9,500                  278
JetBlue Airways Corp. (AE)                                                     300                    8
Kansas City Southern (AE)                                                    4,000                   48
Keystone Automotive Industries, Inc. (AE)                                      270                    4
Landstar System, Inc. (AE)                                                     800                   47
Lear Corp. (AE)                                                              3,600                  120
Navistar International Corp. (AE)                                            3,100                   75
Offshore Logistics, Inc. (AE)                                                  200                    4
OMI Corp. (AE)                                                              23,200                   95
Oshkosh Truck Corp.                                                          1,300                   80
Overseas Shipholding Group                                                   2,800                   50
Pacer International, Inc. (AE)                                               1,900                   25
Polaris Industries, Inc.                                                       600                   35
Roadway Corp.                                                                2,800                  103
Skywest, Inc.                                                                8,000                  105
TBC Corp. (AE)                                                               1,500                   18
Tenneco Automotive, Inc. (AE)                                                3,500                   14
USfreightways Corp.                                                          2,900                   83
Visteon Corp.                                                               41,900                  292
Wabtec Corp.                                                                 8,700                  122
Werner Enterprises, Inc.                                                     5,466                  118
                                                                                         --------------
                                                                                                  3,814
                                                                                         --------------

Consumer Discretionary - 19.2%
Abercrombie & Fitch Co. Class A (AE)                                        11,137                  228
AC Moore Arts & Crafts, Inc. (AE)                                              380                    5
Advance Auto Parts (AE)                                                      4,000                  196
Advo, Inc. (AE)                                                              2,200                   72
Alberto-Culver Co. Class B                                                   5,168                  260
Alliance Gaming Corp. (AE)                                                     200                    3
American Eagle Outfitters (AE)                                               2,400                   33
Ameristar Casinos, Inc. (AE)                                                   500                    7
AnnTaylor Stores Corp. (AE)                                                 18,426                  376
Applebees International, Inc.                                                1,800                   42
Applica, Inc. (AE)                                                           1,700                    9
Argosy Gaming Co. (AE)                                                       2,400                   45
Asbury Automotive Group, Inc. (AE)                                           4,500                   38
BearingPoint, Inc. (AE)                                                      9,700                   67
Belo Corp. Class A                                                           3,000                   64
Big Lots, Inc. (AE)                                                         16,910                  224
BJ's Wholesale Club, Inc. (AE)                                               2,600                   48
Bob Evans Farms                                                              3,900                   91
Bombay Co., Inc. (The) (AE)                                                  5,100                   26
Boyd Gaming Corp. (AE)                                                         900                   13
Brinker International, Inc. (AE)                                             5,200                  168
Brown Shoe Co., Inc.                                                         2,500                   60
Brunswick Corp.                                                             12,500                  248
Callaway Golf Co.                                                           13,900                  184
Career Education Corp. (AE)                                                  1,700                   68
Casella Waste Systems, Inc. Class A                                          2,900                   26
Catalina Marketing Corp. (AE)                                                3,700                   68
CBRL Group, Inc.                                                             6,600                  199
CDI Corp. (AE)                                                               2,200                   59
Central Garden and Pet Co. (AE)                                              8,800                  163
Central Parking Corp.                                                        2,000                   38
Charming Shoppes (AE)                                                       15,800                   66
Chattem, Inc. (AE)                                                           1,800                   37
Choice Hotels International, Inc. (AE)                                       3,762                   85
ChoicePoint, Inc. (AE)                                                       7,799                  308
Claire's Stores, Inc.                                                        8,100                  179
Clear Channel Communications, Inc. (AE)                                      2,900                  108
Coach, Inc. (AE)                                                             2,290                   75
Coinstar, Inc. (AE)                                                            800                   18
Columbia Sportswear Co. (AE)                                                 2,600                  115
Consolidated Graphics, Inc. (AE)                                             1,000                   22
Corinthian Colleges, Inc. (AE)                                               2,600                   98
Corporate Executive Board Co. (AE)                                           7,300                  233
COX Radio, Inc. Class A (AE)                                                 7,539                  172
Cumulus Media, Inc. Class A (AE)                                             5,544                   82
Dave & Buster's, Inc. (AE)                                                   5,400                   47
Dillard's, Inc. Class A                                                     13,400                  213
Dollar Tree Stores, Inc. (AE)                                                2,365                   58
Earthlink, Inc. (AE)                                                        11,700                   64
Education Management Corp. (AE)                                              7,800                  293
Electronic Arts, Inc. (AE)                                                   1,500                   75
Electronics Boutique Holdings Corp. (AE)                                     5,300                   84
Elizabeth Arden, Inc. (AE)                                                   1,400                   21
Entercom Communications Corp. (AE)                                           4,900                  230
Ethan Allen Interiors, Inc.                                                  2,582                   89
Fisher Scientific International (AE)                                         3,690                  111
Footstar, Inc. (AE)                                                          8,900                   62
Freemarkets, Inc. (AE)                                                      11,881                   77
FTI Consulting, Inc. (AE)                                                    1,250                   50
Furniture Brands International, Inc. (AE)                                    1,200                   29

16 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
G&K Services, Inc. Class A                                                   1,000                   35
Gart Sports Co. (AE)                                                           480                    9
Genesco, Inc. (AE)                                                          10,000                  186
Getty Images, Inc. (AE)                                                     20,476                  625
Group 1 Automotive, Inc. (AE)                                                3,796                   91
GTECH Holdings Corp. (AE)                                                    6,100                  170
Guitar Center, Inc. (AE)                                                       800                   13
Gymboree Corp. (AE)                                                          3,900                   62
Harman International Industries, Inc.                                        3,400                  202
Harte-Hanks, Inc.                                                            5,100                   95
Hearst-Argyle Television, Inc. (AE)                                         12,300                  297
Hollinger International, Inc.                                                5,300                   54
Hollywood Casino Corp. Class A (AE)                                            400                    5
Hollywood Entertainment Corp. (AE)                                           4,600                   69
Hotels.com Class A (AE)                                                      2,100                  115
Insight Communications (AE)                                                  4,400                   54
Iron Mountain, Inc. (AE)                                                     5,600                  185
Isle of Capri Casinos, Inc. (AE)                                             2,300                   30
ITT Educational Services, Inc. (AE)                                          3,600                   85
Jo-Ann Stores, Inc. Class A (AE)                                             3,100                   71
K-Swiss, Inc. Class A                                                        2,000                   43
Kelly Services, Inc. Class A                                                   900                   22
Kroll, Inc. (AE)                                                             3,800                   73
La-Z-Boy, Inc.                                                               5,000                  120
Labor Ready, Inc. (AE)                                                       4,600                   30
Lamar Advertising Co. (AE)                                                   7,964                  268
Landry's Restaurants, Inc.                                                   6,500                  138
Lexar Media, Inc. (AE)                                                       3,700                   23
Lightbridge, Inc. (AE)                                                       1,300                    8
Lin TV Corp. Class A (AE)                                                    5,700                  139
Linens 'N Things, Inc. (AE)                                                  1,600                   36
Lithia Motors, Inc. Class A (AE)                                             1,600                   25
Liz Claiborne, Inc.                                                          4,600                  136
M T R Gaming Group, Inc. (AE)                                                1,100                    9
Mandalay Resort Group (AE)                                                   1,500                   46
Manpower, Inc.                                                               5,800                  185
Maytag Corp.                                                                 2,900                   83
McClatchy Co. Class A                                                        1,600                   91
Media General, Inc. Class A                                                  4,100                  246
Mobile Mini, Inc. (AE)                                                       3,400                   53
Mothers Work, Inc. (AE)                                                        400                   14
Movado Group, Inc.                                                           5,000                   94
MPS Group, Inc. (AE)                                                        18,300                  101
Multimedia Games, Inc. (AE)                                                    700                   19
Navigant International, Inc. (AE)                                            1,500                   18
Neiman-Marcus Group, Inc. Class A (AE)                                       4,800                  146
Nu Skin Enterprises, Inc.                                                   11,300                  135
O'Charleys, Inc. (AE)                                                          800                   16
OfficeMax, Inc. (AE)                                                         3,900                   20
On Assignment, Inc. (AE)                                                     1,700                   14
Outback Steakhouse, Inc.                                                     4,500                  155
Pacific Sunwear of California (AE)                                           8,700                  154
Park Place Entertainment Corp. (AE)                                         30,500                  256
Payless Shoesource, Inc. (AE)                                                  800                   41
PDI, Inc. (AE)                                                               2,800                   30
Penn National Gaming, Inc. (AE)                                              1,100                   17
PEP Boys-Manny Moe & Jack                                                   20,132                  234
Petsmart, Inc. (AE)                                                          7,000                  120
PF Chang's China Bistro, Inc. (AE)                                             600                   22
Pier 1 Imports, Inc.                                                        17,349                  328
Pinnacle Entertainment, Inc. (AE)                                            2,900                   20
Pittston Brink's Group                                                       6,400                  118
Playtex Products, Inc. (AE)                                                 12,500                  124
Pre-Paid Legal Services, Inc. (AE)                                           4,000                  105
Priceline.com, Inc. (AE)                                                     5,700                    9
ProQuest Co. (AE)                                                            7,100                  139
Pulitzer, Inc.                                                               5,100                  229
Quanta Services, Inc. (AE)                                                   4,300                   15
Quiksilver, Inc. (AE)                                                       15,397                  410
Racing Champions Ertl Corp. (AE)                                               500                    7
Radio One, Inc. Class D (AE)                                                13,165                  190
Rare Hospitality International, Inc. (AE)                                    3,900                  108
Reader's Digest Association, Inc. (The)
 Class A                                                                     1,400                   21
Reebok International, Ltd. (AE)                                              6,500                  191
Regal Entertainment Group Class A                                            6,400                  137
Regis Corp.                                                                  6,800                  177
Rent-A-Center, Inc. (AE)                                                     7,200                  360
Republic Services, Inc. (AE)                                                 6,000                  126
Rex Stores Corp. (AE)                                                        1,400                   14
Ross Stores, Inc.                                                            1,000                   42
Royal Caribbean Cruises, Ltd.                                               13,941                  233
Ruby Tuesday, Inc.                                                           2,200                   38
Saks, Inc. (AE)                                                             22,100                  259
Salton, Inc. (AE)                                                            1,900                   18
Scholastic Corp. (AE)                                                        3,600                  129
Scientific Games Corp. Class A (AE)                                          8,700                   63
SCP Pool Corp. (AE)                                                         12,100                  353
Sharper Image Corp. (AE)                                                     1,400                   24
Shoe Carnival, Inc. (AE)                                                     1,200                   17
ShopKo Stores, Inc. (AE)                                                    26,500                  330
Sinclair Broadcast Group, Inc. Class A (AE)                                  7,900                   92
Skechers U.S.A., Inc. Class A (AE)                                          17,900                  152
Sonic Automotive, Inc. (AE)                                                  2,600                   39
Sonic Corp. (AE)                                                             1,350                   28
Spherion Corp. (AE)                                                         23,800                  159
Sports Authority, Inc. (AE)                                                  5,000                   35
Stage Stores, Inc. (AE)                                                      3,451                   73
Station Casinos, Inc. (AE)                                                   4,400                   78
Steak N Shake Co. (The) (AE)                                                 2,000                   20
Steiner Leisure, Ltd. (AE)                                                   7,082                   99
Stride Rite Corp.                                                            3,000                   22
Take-Two Interactive Software (AE)                                           3,100                   73
Tech Data Corp. (AE)                                                         3,300                   89
TeleTech Holdings, Inc. (AE)                                                 1,900                   14
Tetra Tech, Inc. (AE)                                                        4,325                   53
Ticketmaster Class B (AE)                                                    1,100                   23
Tiffany & Co.                                                                3,100                   74

                                                       Aggressive Equity Fund 17

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Timberland Co. Class A (AE)                                                  1,000                   36
Toro Co.                                                                     2,500                  160
Tuesday Morning Corp. (AE)                                                   1,000                   17
United Auto Group, Inc. (AE)                                                 8,600                  107
United Stationers, Inc. (AE)                                                 1,700                   49
Urban Outfitters, Inc. (AE)                                                    500                   12
Valassis Communications, Inc. (AE)                                           3,800                  112
Valuevision Media, Inc. Class A (AE)                                         5,918                   89
VCA Antech, Inc. (AE)                                                       12,900                  194
Waste Connections, Inc. (AE)                                                 3,700                  143
West Corp. (AE)                                                              5,000                   83
Williams-Sonoma, Inc. (AE)                                                   6,243                  169
World Fuel Services Corp.                                                      900                   18
Zale Corp. (AE)                                                              2,009                   64
                                                                                         --------------
                                                                                                 18,772
                                                                                         --------------

Consumer Staples - 3.7%
7-Eleven, Inc. (AE)                                                          2,000                   15
American Italian Pasta Co. Class A (AE)                                      4,000                  144
Boston Beer Co, Inc.                                                         3,100                   44
Chiquita Brands International, Inc. (AE)                                     2,300                   30
Church & Dwight, Inc.                                                        4,800                  146
Constellation Brands, Inc. Class A (AE)                                     13,520                  321
Coors (Adolph) Class B                                                       3,700                  227
Corn Products International, Inc.                                            2,400                   72
Dean Foods Co. (AE)                                                          3,100                  115
Del Monte Foods Co. (AE)                                                     4,700                   36
Dial Corp. (The)                                                            25,100                  510
DIMON, Inc.                                                                  5,500                   33
Dole Food Co.                                                               12,600                  411
Dreyer's Grand Ice Cream, Inc.                                                 300                   21
Duane Reade, Inc. (AE)                                                         700                   12
Fleming Cos., Inc.                                                           3,600                   24
Flowers Foods, Inc.                                                          5,900                  115
Great Atlantic & Pacific Tea Co. (AE)                                        6,700                   54
International Multifoods Corp. (AE)                                          1,200                   25
Interstate Bakeries                                                            900                   14
J&J Snack Foods Corp. (AE)                                                     300                   11
JM Smucker Co. (The)                                                           600                   24
Nash Finch Co.                                                               5,500                   43
NBTY, Inc. (AE)                                                              1,500                   26
Pathmark Stores, Inc. (AE)                                                  19,000                   96
PepsiAmericas, Inc.                                                         14,800                  199
Performance Food Group Co. (AE)                                              6,600                  224
Ralcorp Holdings, Inc. (AE)                                                  2,300                   58
Ruddick Corp.                                                                1,400                   19
Schweitzer-Mauduit International, Inc.                                         800                   20
Sensient Technologies Corp.                                                  5,000                  112
Smithfield Foods, Inc. (AE)                                                  1,200                   24
Standard Commercial Corp.                                                    1,200                   22
Tootsie Roll Industries, Inc.                                                2,900                   89
Tyson Foods, Inc. Class A                                                    5,700                   64
United Natural Foods, Inc. (AE)                                              2,110                   53
Universal Corp.                                                              3,200                  118
                                                                                         --------------
                                                                                                  3,571
                                                                                         --------------

Financial Services - 20.1%
AG Edwards, Inc.                                                             6,133                  202
American Financial Group, Inc.                                               3,500                   81
American Financial Holdings, Inc.                                              800                   24
American Home Mortgage Holdings, Inc.                                        1,340                   15
AmeriCredit Corp. (AE)                                                       2,600                   20
Ameritrade Holding Corp. (AE)                                                4,900                   28
AmerUs Group Co.                                                             2,800                   79
Annaly Mortgage Management, Inc.                                            28,500                  535
Anthracite Capital, Inc.                                                     8,500                   93
Arthur J Gallagher & Co.                                                     2,300                   68
Associated Banc-Corp                                                         5,411                  184
Astoria Financial Corp.                                                     14,900                  405
Bancorpsouth, Inc.                                                           2,000                   39
Bank of Hawaii Corp.                                                         7,500                  228
BankAtlantic Bancorp, Inc. Class A                                          10,600                  100
Banknorth Group, Inc.                                                        5,600                  127
Bankunited Financial Corp. Class A (AE)                                      9,500                  154
Bear Stearns Cos., Inc. (The)                                                2,600                  154
Bedford Property Investors (o)                                               2,700                   69
BISystem Group, Inc. (The) (AE)                                             11,500                  183
Blackrock, Inc. (AE)                                                           500                   20
BOK Financial Corp. (AE)                                                       600                   19
Boykin Lodging Co. (o)                                                       2,200                   21
Brandywine Realty Trust (o)                                                  1,000                   22
Brown & Brown, Inc.                                                          8,500                  275
Capital Automotive REIT (s)                                                  3,300                   78
Capitol Federal Financial                                                      500                   14
Capstead Mortgage Corp.                                                        900                   22
Cash America International, Inc.                                             4,900                   47
Cathay Bancorp, Inc.                                                           500                   19
CBL & Associates Properties, Inc. (o)                                        8,100                  324
CCC Information Services Group (AE)                                          6,600                  117
Certegy, Inc. (AE)                                                           3,900                   96
City Holding Co.                                                             2,100                   59
City National Corp.                                                          2,800                  123
Clark/Bardes, Inc. (AE)                                                        400                    8
Cobalt Corp. (AE)                                                            8,700                  120
Colonial BancGroup, Inc. (The)                                               8,100                   97
Commerce Bancorp, Inc.                                                         900                   39
Commerce Bancshares, Inc.                                                      525                   21
Commerce Group, Inc.                                                         2,400                   90
Commercial Federal Corp.                                                     9,200                  215
Commercial Net Lease Realty (o)                                              1,700                   26
Community Bank System, Inc.                                                    700                   22
Cornerstone Realty Income Trust, Inc. (o)                                      700                    6
Corus Bankshares, Inc.                                                         500                   22
Cullen/Frost Bankers, Inc.                                                   6,000                  196
Delphi Financial Group Class A                                                 500                   19
Deluxe Corp.                                                                 5,500                  232
Dime Bancorp, Inc. 2050 Warrants (AE)                                       36,300                    4
Dime Community Bancshares                                                   10,025                  192
Doral Financial Corp.                                                       17,900                  511
Dun & Bradstreet Corp. (AE)                                                  1,200                   41

18 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
E*TRADE Group, Inc. (AE)                                                    29,000                  141
East-West Bancorp, Inc.                                                      3,100                  112
Eaton Vance Corp.                                                            1,600                   45
eFunds Corp. (AE)                                                            8,100                   74
Entertainment Properties Trust (o)                                           2,100                   49
Equity Inns, Inc. (o)                                                        6,900                   42
Equity One, Inc. (o)                                                           900                   12
Factset Research Systems, Inc.                                               2,700                   76
Fair Isaac & Co., Inc.                                                       3,425                  146
Federal Agricultural Mortgage Corp.
 Class C (AE)                                                                1,000                   31
FelCor Lodging Trust, Inc. (o)                                               9,600                  110
Fidelity National Financial, Inc.                                           13,749                  451
First American Corp.                                                        22,700                  504
First Bancorp Puerto Rico                                                    1,850                   42
First Commonwealth Financial Corp.                                           1,000                   12
First Republic Bank (AE)                                                     1,200                   24
First Virginia Banks, Inc.                                                   3,000                  112
FirstFed Financial Corp. (AE)                                                3,600                  104
Flagstar Bancorp, Inc.                                                       4,500                   97
Fremont General Corp.                                                        7,100                   32
Fulton Financial Corp.                                                       1,525                   27
Gabelli Asset Management, Inc.
 Class A (AE)                                                                1,300                   39
GATX Corp.                                                                   4,000                   91
Glenborough Realty Trust, Inc. (o)                                           3,100                   55
Global Payments, Inc.                                                        5,900                  189
Great Lakes REIT, Inc. (o)                                                   1,000                   17
Greater Bay Bancorp                                                          5,000                   86
Group 1 Software, Inc. (AE)                                                  1,600                   19
Hancock Holding Co.                                                          1,000                   45
Harbor Florida Bancshares, Inc.                                                800                   18
Health Care REIT, Inc. (o)                                                   3,000                   81
Healthcare Realty Trust, Inc. (o)                                            4,000                  117
Henry (Jack) & Associates                                                    8,600                  104
Hibernia Corp. Class A                                                       7,400                  143
Hospitality Properties Trust (o)                                             1,900                   67
HRPT Properties Trust (o)                                                   40,700                  335
Hudson United Bancorp                                                        2,700                   84
IberiaBank Corp.                                                               500                   20
IMPAC Mortgage Holdings, Inc.                                                3,000                   35
Independence Community Bank                                                  5,300                  135
IndyMac Bancorp, Inc. (AE)                                                  11,808                  218
Innkeepers USA Trust (o)                                                    24,800                  190
Interactive Data Corp. (AE)                                                 12,756                  175
Investment Technology Group, Inc. (AE)                                       9,600                  215
Investors Financial Services Corp.                                          10,800                  296
IRT Property Co. (o)                                                         2,800                   33
Irwin Financial Corp.                                                        2,700                   45
iShares S&P MidCap 400/
 BARRA Growth Index Fund                                                       700                   64
iStar Financial, Inc. (o)                                                    4,000                  112
JDN Realty Corp. (o)                                                         3,000                   33
Jefferies Group, Inc.                                                        6,300                  264
John Nuveen Co. (The) Class A                                                4,700                  119
Koger Equity, Inc. (o)                                                       3,500                   55
La Quinta Corp. (AE)                                                        10,000                   44
LaBranche & Co., Inc. (AE)                                                  12,700                  338
Landamerica Financial Group, Inc.                                            8,700                  308
Legg Mason, Inc.                                                             6,200                  301
LendingTree, Inc. (AE)                                                       3,400                   44
Local Financial Corp. (AE)                                                   1,100                   16
MAF Bancorp, Inc.                                                              400                   14
Markel Corp. (AE)                                                            1,650                  339
Mercantile Bankshares Corp.                                                  1,200                   46
Metris Cos., Inc.                                                           31,100                   77
MFA Mortgage Investments, Inc.                                              11,300                   95
Mid-America Apartment
 Communities, Inc. (o)                                                       1,400                   34
Mony Group, Inc.                                                             5,000                  120
Moody's Corp.                                                                3,200                  132
National Commerce Financial Corp.                                           10,800                  258
National Health Investors, Inc. (o)                                          2,500                   40
New Century Financial Corp.                                                 12,300                  312
New York Community Bancorp, Inc.                                             8,500                  245
Novastar Financial, Inc.                                                     3,300                  102
OceanFirst Financial Corp.                                                   4,350                   98
Ocwen Financial Corp. (AE)                                                   3,400                   10
Pacific Northwest Bancorp                                                      700                   18
Parkway Properties, Inc. (o)                                                   800                   28
PFF Bancorp, Inc.                                                            1,000                   31
Philadelphia Consolidated Holding Co. (AE)                                     550                   19
Phoenix Cos., Inc. (The)                                                     7,700                   59
PMA Capital Corp. Class A                                                      500                    7
Post Properties, Inc. (o)                                                    5,100                  122
ProAssurance Corp. (AE)                                                        800                   17
Protective Life Corp.                                                        7,300                  201
Provident Bankshares Corp.                                                   1,500                   35
Providian Financial Corp. (AE)                                              39,940                  259
PS Business Parks, Inc. (o)                                                  1,000                   32
R&G Financial Corp. Class B                                                  6,800                  158
Radian Group, Inc.                                                           3,200                  119
Raymond James Financial, Inc.                                                9,600                  284
Realty Income Corp. (o)                                                      2,200                   77
Reckson Associates Realty Corp. (o)                                          1,000                   21
Redwood Trust, Inc.                                                          5,300                  147
RenaissanceRe Holdings, Ltd.                                                 3,800                  150
Republic Bancorp, Inc.                                                      24,711                  291
RLI Corp.                                                                    1,200                   33
Roslyn Bancorp, Inc.                                                         7,650                  138
Ryder System, Inc.                                                          14,700                  330
Sandy Spring Bancorp, Inc.                                                   2,700                   85
Seacoast Financial Services Corp.                                            1,600                   32
Selective Insurance Group                                                      600                   15
Senior Housing Properties Trust (o)                                          9,900                  105
Shurgard Storage Centers, Inc. Class A (o)                                   1,300                   41
Silicon Valley Bancshares (AE)                                               2,400                   44
Southwest Bancorp of Texas, Inc. (AE)                                        2,200                   63

                                                       Aggressive Equity Fund 19

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                     20,700                  291
Stancorp Financial Group, Inc.                                               2,600                  127
Staten Island Bancorp, Inc.                                                  7,400                  149
Sterling Bancorp                                                               792                   21
Sterling Bancshares, Inc.                                                    1,100                   13
Stewart Information Services Corp. (AE)                                      3,400                   73
Susquehanna Bancshares, Inc.                                                 1,200                   25
SWS Group, Inc.                                                              1,400                   19
TCF Financial Corp.                                                          3,300                  144
Texas Regional Bancshares, Inc. Class A                                        750                   27
Thornburg Mortgage, Inc.                                                     8,400                  169
Triad Guaranty, Inc. (AE)                                                    4,900                  181
Trizec Properties, Inc. (o)                                                  3,800                   36
UMB Financial Corp.                                                          1,000                   38
Unitrin, Inc.                                                                1,400                   41
Universal Health Realty Income (o)                                             900                   24
W Holding Co., Inc.                                                          8,200                  135
Watson Wyatt & Co. Holdings (AE)                                               900                   20
Webster Financial Corp.                                                      3,000                  104
Weingarten Realty Investors (o)                                              2,250                   83
Whitney Holding Corp.                                                        6,100                  203
Wilmington Trust Corp.                                                       2,200                   70
Wintrust Financial Corp.                                                     1,700                   53
WSFS Financial Corp.                                                           500                   16
                                                                                         --------------
                                                                                                 19,643
                                                                                         --------------

Health Care - 11.3%
Accredo Health, Inc. (AE)                                                    2,350                   83
AdvancePCS (AE)                                                             14,900                  331
Advisory Board Co. (The) (AE)                                                1,030                   31
Affymetrix, Inc. (AE)                                                        1,100                   25
Alexion Pharmaceuticals, Inc. (AE)                                           1,600                   23
Alpharma, Inc. Class A                                                      10,700                  127
American Healthcorp, Inc.                                                    1,000                   18
American Medical Security Group, Inc. (AE)                                   1,900                   27
American Pharmaceutical Partners, Inc. (AE)                                    900                   16
AMERIGROUP Corp. (AE)                                                          970                   29
AmerisourceBergen Corp.                                                      2,100                  114
Amylin Pharmaceuticals, Inc. (AE)                                            5,800                   94
Anthem, Inc. (AE)                                                              106                    7
Applera Corp. -
 Celera Genomics Group (AE)                                                 30,600                  292
Apria Healthcare Group, Inc. (AE)                                            1,600                   36
ArQule, Inc. (AE)                                                            5,700                   17
Barr Laboratories, Inc. (AE)                                                 1,400                   91
Bausch & Lomb, Inc.                                                          2,600                   94
Bio-Rad Laboratories, Inc. Class A (AE)                                      2,100                   81
Celgene Corp. (AE)                                                           2,700                   58
Cell GeneSystem, Inc. (AE)                                                   3,800                   42
Centene Corp. (AE)                                                             320                   11
Cephalon, Inc. (AE)                                                          5,200                  253
Charles River Laboratories
 International, Inc. (AE)                                                    7,200                  277
Cima Labs, Inc. (AE)                                                           800                   19
Connetics Corp. (AE)                                                         2,000                   24
Corixa Corp. (AE)                                                            5,400                   35
Coventry Health Care, Inc. (AE)                                              1,000                   29
Cyberonics (AE)                                                              1,700                   31
Cytyc Corp. (AE)                                                            11,685                  119
DaVita, Inc. (AE)                                                           17,381                  429
Dentsply International, Inc.                                                 2,550                   95
Diversa Corp. (AE)                                                             600                    5
Edwards Lifesciences Corp. (AE)                                              8,200                  209
Enzon Pharmaceuticals, Inc. (AE)                                             2,400                   40
Express Scripts, Inc. Class A (AE)                                             900                   43
First Health Group Corp. (AE)                                               10,300                  251
Gen-Probe, Inc. (AE)                                                         1,100                   26
Genencor International, Inc. (AE)                                            5,400                   53
Gentiva Health Services, Inc.                                               11,000                   97
Guilford Pharmaceuticals, Inc. (AE)                                          3,100                   12
Haemonetics Corp. (AE)                                                         700                   15
Hanger Orthopedic Group, Inc. (AE)                                           3,700                   49
Health Net, Inc. (AE)                                                        5,600                  148
Healthsouth Corp. (AE)                                                      30,400                  128
Henry Schein, Inc. (AE)                                                      1,800                   81
Hologic, Inc. (AE)                                                           2,400                   29
Humana, Inc. (AE)                                                           19,800                  198
Idexx Laboratories, Inc. (AE)                                                6,700                  223
Immucor, Inc. (AE)                                                           1,600                   32
Inhale Therapeutic Systems, Inc. (AE)                                        4,700                   38
Inveresk Research Group, Inc. (AE)                                           1,200                   26
Invitrogen Corp. (AE)                                                       11,647                  364
K-V Pharmaceutical Co. Class A (AE)                                          1,600                   37
Kindred Healthcare, Inc. (AE)                                                1,600                   29
Kos Pharmaceuticals, Inc. (AE)                                              10,100                  192
LabOne, Inc. (AE)                                                              400                    7
Lincare Holdings, Inc. (AE)                                                 13,500                  427
Martek Biosciences Corp. (AE)                                                7,600                  191
Maxygen (AE)                                                                 1,000                    8
Medcath Corp. (AE)                                                             100                    1
Medicines Co. (AE)                                                             900                   14
Medicis Pharmaceutical Class A (AE)                                          7,170                  356
MGI Pharma, Inc. (AE)                                                          900                    7
Mid Atlantic Medical Services (AE)                                           9,100                  295
Myriad Genetics, Inc. (AE)                                                   3,800                   55
NDCHealth Corp.                                                              7,100                  141
Neurocrine Biosciences, Inc. (AE)                                            2,800                  128
NPS Pharmaceuticals, Inc. (AE)                                               3,800                   96
Odyssey HealthCare, Inc. (AE)                                                2,821                   98
Omnicare, Inc.                                                              19,300                  460
Orthodontic Centers Of America (AE)                                          1,200                   13
Owens & Minor, Inc.                                                          3,800                   62
Oxford Health Plans (AE)                                                     3,100                  113
Pacificare Health Systems (AE)                                               4,100                  115
Parexel International Corp. (AE)                                             4,200                   46
Patterson Dental Co. (AE)                                                    4,000                  175
Pediatrix Medical Group, Inc. (AE)                                             700                   28
Perrigo Co. (AE)                                                             1,500                   18

20 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Pharmaceutical Product
 Development, Inc. (AE)                                                      6,009                  176
Pharmaceutical Resources, Inc. (AE)                                          4,700                  140
Pharmacopeia, Inc. (AE)                                                      9,600                   86
Priority Healthcare Corp. Class B (AE)                                       7,500                  174
PSS World Medical, Inc. (AE)                                                 2,900                   20
Quality Systems, Inc. (AE)                                                   1,000                   20
Renal Care Group, Inc. (AE)                                                  1,900                   60
Resmed, Inc. (AE)                                                            1,000                   31
Respironics, Inc. (AE)                                                       5,100                  155
Sepracor, Inc. (AE)                                                         13,500                  131
Serologicals Corp. (AE)                                                      6,200                   68
SICOR, Inc. (AE)                                                            15,215                  241
Stericycle, Inc. (AE)                                                        5,500                  178
Steris Corp. (AE)                                                            6,300                  153
Sybron Dental Specialties, Inc. (AE)                                         2,166                   32
Taro Pharmaceuticals Industries (AE)                                         3,200                  120
Techne Corp. (AE)                                                            3,900                  111
Triad Hospitals, Inc. (AE)                                                  13,900                  415
Trimeris, Inc. (AE)                                                            600                   26
Unilab Corp. (AE)                                                              500                    9
United Surgical Partners
 International, Inc. (AE)                                                    2,300                   36
United Therapeutics Corp. New (AE)                                           1,700                   28
US Oncology, Inc. (AE)                                                       7,000                   61
US Physical Therapy, Inc. (AE)                                                 600                    7
Varian Medical Systems, Inc. (AE)                                            1,400                   69
Varian, Inc. (AE)                                                            1,900                   55
Visx, Inc. (AE)                                                              6,900                   66
WebMD Corp. (AE)                                                            15,027                  128
WellPoint Health Networks (AE)                                                  86                    6
Wilson Greatbatch Technologies, Inc. (AE)                                    5,400                  158
                                                                                         --------------
                                                                                                 11,097
                                                                                         --------------

Integrated Oils - 0.2%
Great Plains Energy, Inc.                                                    9,600                  220
Holly Corp.                                                                  1,000                   22
                                                                                         --------------
                                                                                                    242
                                                                                         --------------

Materials and Processing - 6.5%
Airgas, Inc. (AE)                                                            7,900                  136
Allegheny Technologies, Inc.                                                11,400                   71
Applied Films Corp. (AE)                                                     2,925                   58
Aptargroup, Inc.                                                             5,500                  172
Arch Chemicals, Inc.                                                         3,600                   66
Armor Holdings, Inc. (AE)                                                    1,000                   14
Ball Corp.                                                                     400                   20
Bemis Co.                                                                    3,000                  149
Boise Cascade Corp.                                                          3,200                   81
Cabot Corp.                                                                  9,900                  263
Cabot Microelectronics Corp. (AE)                                            1,300                   61
Calgon Carbon Corp.                                                         18,500                   91
Cambrex Corp.                                                                2,230                   67
Centex Construction Products, Inc.                                             500                   18
Chesapeake Corp.                                                             2,200                   39
Cleveland-Cliffs, Inc.                                                       1,400                   28
Commercial Metals Co.                                                        1,100                   18
CoorsTek, Inc. (AE)                                                          6,100                  156
Cytec Industries, Inc. (AE)                                                  4,700                  128
DHB Industries, Inc. (AE)                                                    4,600                    8
Eastman Chemical Co.                                                         7,500                  276
EMCOR Group, Inc. (AE)                                                       3,600                  191
Energizer Holdings, Inc. (AE)                                                3,600                  100
FBR Asset Investment Corp.                                                   4,900                  166
Grant Prideco, Inc. (AE)                                                     7,833                   91
Greif Brothers Corp. Class A                                                   100                    2
HB Fuller Co.                                                                1,800                   47
Hughes Supply, Inc.                                                          5,400                  148
IMC Global, Inc.                                                             5,000                   53
International Flavors & Fragrances, Inc.                                     1,000                   35
Lennox International, Inc.                                                  29,800                  374
LNR Property Corp.                                                           1,500                   53
Longview Fibre Co.                                                           3,800                   27
Louisiana-Pacific Corp. (AE)                                                10,600                   85
Lubrizol Corp.                                                               7,500                  229
Material Sciences Corp. (AE)                                                 1,300                   17
Maverick Tube Corp. (AE)                                                     6,855                   89
Minerals Technologies, Inc.                                                  2,300                   99
Myers Industries, Inc.                                                       1,875                   20
NCI Building Systems, Inc. (AE)                                                800                   17
Pactiv Corp. (AE)                                                           10,600                  232
PolyOne Corp.                                                                4,000                   16
Potlatch Corp.                                                               2,400                   57
Precision Castparts Corp.                                                    9,500                  230
Rogers Corp. (AE)                                                              900                   20
Royal Gold, Inc.                                                               800                   20
RTI International Metals, Inc. (AE)                                          2,100                   21
Schulman (A.), Inc.                                                         17,600                  328
Scotts Co. (The) Class A (AE)                                                2,900                  142
Sealed Air Corp. (AE)                                                        4,800                  179
Shaw Group, Inc. (The) (AE)                                                  2,000                   33
Silgan Holdings, Inc. (AE)                                                   7,100                  175
Simpson Manufacturing Co., Inc. (AE)                                         1,200                   39
Standard Register Co. (The)                                                  3,400                   61
Steel Dynamics, Inc. (AE)                                                    5,900                   71
Temple-Inland, Inc.                                                          6,600                  296
Timken Co.                                                                   9,200                  176
Tractor Supply Co. (AE)                                                        400                   15
Trex Co., Inc. (AE)                                                            600                   21
Unifi, Inc. (AE)                                                             5,900                   31
United States Steel Corp.                                                    7,000                   92
Universal Forest Products, Inc.                                              2,700                   58
USEC, Inc.                                                                   9,300                   56
USG Corp. (AE)                                                              18,300                  155
Valspar Corp.                                                                  600                   27
Watsco, Inc.                                                                 2,900                   48
Wausau-Mosinee Paper Corp.                                                   2,500                   28
                                                                                         --------------
                                                                                                  6,390
                                                                                         --------------

                                                       Aggressive Equity Fund 21

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Miscellaneous - 0.7%
Carlisle Cos., Inc.                                                          5,700                  236
FMC Technologies, Inc. (AE)                                                    500                   10
GenCorp, Inc.                                                                6,000                   48
Kaman Corp. Class A                                                          2,600                   29
SPX Corp. (AE)                                                                 340                   13
Thermo Electron Corp. (AE)                                                   1,900                   38
US Industries, Inc. (AE)                                                    18,000                   47
Walter Industries, Inc.                                                     20,300                  220
                                                                                         --------------
                                                                                                    641
                                                                                         --------------

Other Energy - 3.8%
Apache Corp.                                                                 2,900                  165
Aquila, Inc.                                                                13,800                   24
Arch Coal, Inc.                                                              1,350                   29
Atwood Oceanics, Inc. (AE)                                                   1,200                   36
BJ Services Co. (AE)                                                         3,700                  120
Cooper Cameron Corp. (AE)                                                    5,200                  259
ENSCO International, Inc.                                                    6,300                  186
Equitable Resources, Inc.                                                      500                   18
Evergreen Resources, Inc. (AE)                                               4,100                  184
Frontier Oil Corp.                                                           3,000                   52
FuelCell Energy, Inc. (AE)                                                   1,500                   10
Gulfmark Offshore, Inc. (AE)                                                 1,700                   25
Houston Exploration Co. (AE)                                                 1,000                   31
Hydril Co. (AE)                                                              5,900                  139
Key Energy Services, Inc. (AE)                                              19,870                  178
Massey Energy Co.                                                            3,600                   35
National-Oilwell, Inc. (AE)                                                 17,200                  376
Newfield Exploration Co. (AE)                                                  500                   18
Oceaneering International, Inc. (AE)                                           700                   17
Octel Corp.                                                                    400                    6
Oil States International, Inc. (AE)                                          4,400                   57
Parker Drilling Co. (AE)                                                    12,100                   27
Patina Oil & Gas Corp.                                                       3,900                  123
Patterson-UTI Energy, Inc. (AE)                                              6,175                  186
Pioneer Natural Resources Co. (AE)                                           4,100                  104
Plains Exploration & Production Co. (AE)                                     1,100                   11
Plains Resources, Inc. (AE)                                                  1,100                   13
Pogo Producing Co.                                                           2,500                   93
Smith International, Inc. (AE)                                               7,500                  245
St. Mary Land & Exploration Co.                                              4,400                  110
Stone Energy Corp. (AE)                                                      1,080                   36
Tidewater, Inc.                                                              6,400                  199
Unit Corp. (AE)                                                              1,400                   26
Universal Compression Holdings, Inc. (AE)                                    4,900                   94
Valero Energy Corp.                                                          3,000                  111
Varco International, Inc. (AE)                                               3,100                   54
Veritas DGC, Inc. (AE)                                                       6,800                   54
Vintage Petroleum, Inc.                                                     11,840                  125
Westport Resources Corp. (AE)                                                4,600                   96
                                                                                         --------------
                                                                                                  3,672
                                                                                         --------------

Producer Durables - 5.7%
Advanced Energy Industries, Inc. (AE)                                        8,900                  113
AGCO Corp.                                                                   5,900                  130
Allen Telecom, Inc. (AE)                                                    16,900                  160
Allied Waste Industries, Inc. (AE)                                           4,400                   44
American Power Conversion (AE)                                               2,400                   36
Ametek, Inc.                                                                 1,500                   58
Applied Industrial Technologies, Inc.                                        3,900                   74
ASystemt Technologies, Inc. (AE)                                            16,101                  118
Audiovox Corp. Class A (AE)                                                  3,600                   37
Belden, Inc.                                                                 1,300                   20
Brooks-PRI Automation, Inc. (AE)                                               600                    7
C&D Technologies, Inc.                                                       1,200                   21
Cascade Corp.                                                                  900                   14
CNH Global NV                                                                7,800                   30
Crown Castle International Corp. (AE)                                       21,900                   82
CTS Corp.                                                                    3,400                   26
Curtiss-Wright Corp.                                                         2,100                  134
Cymer, Inc. (AE)                                                             6,941                  224
Dupont Photomasks, Inc. (AE)                                                 2,800                   65
Electro Scientific Industries, Inc. (AE)                                     5,935                  119
Engineered Support Systems, Inc.                                               450                   16
Esterline Technologies Corp. (AE)                                            2,700                   48
FEI Co. (AE)                                                                 5,341                   82
Flir Systems, Inc. (AE)                                                        900                   44
Hovnanian Enterprises, Inc. Class A (AE)                                     1,100                   35
IKON Office Solutions, Inc.                                                 44,100                  315
Ionics, Inc. (AE)                                                              500                   11
Itron, Inc. (AE)                                                             5,162                   99
Kadant, Inc. (AE)                                                            2,700                   41
Lennar Corp.                                                                 4,100                  212
LTX Corp. (AE)                                                               5,000                   30
M/I Schottenstein Homes, Inc.                                                7,200                  200
Mettler Toledo International, Inc. (AE)                                      6,200                  199
Milacron, Inc.                                                               3,000                   18
Millipore Corp.                                                              6,400                  218
MKS Instruments, Inc. (AE)                                                   6,380                  105
NACCO Industries, Inc. Class A                                                 500                   22
Novellus Systems, Inc. (AE)                                                  9,800                  275
NVR, Inc. (AE)                                                                 500                  163
Orbital Sciences Corp. (AE)                                                 19,300                   81
Photon Dynamics, Inc. (AE)                                                   4,029                   92
Photronics, Inc. (AE)                                                       11,900                  163
Plantronics, Inc. (AE)                                                       4,900                   74
Power-One, Inc. (AE)                                                         2,500                   14
Pulte Homes, Inc.                                                              500                   24
Rayovac Corp. (AE)                                                           1,200                   16
RF Micro Devices, Inc. (AE)                                                 11,331                   83
Rudolph Technologies, Inc. (AE)                                              5,569                  107
Ryland Group, Inc.                                                           6,600                  220
Spectralink Corp. (AE)                                                         800                    6
Steelcase, Inc. Class A                                                      5,400                   59
Tecumseh Products Co. Class A                                                  600                   26
Teledyne Technologies, Inc. (AE)                                             7,400                  116

22 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Teradyne, Inc. (AE)                                                          9,400                  122
Thomas & Betts Corp. (AE)                                                    1,200                   20
Toll Brothers, Inc. (AE)                                                     8,100                  164
Triumph Group, Inc. (AE)                                                     2,200                   70
United Defense Industries, Inc. (AE)                                        16,300                  380
Veeco Instruments, Inc. (AE)                                                 1,400                   16
Wavecom SA - ADR (AE)                                                        1,200                   17
William Lyon Homes, Inc. (AE)                                                  700                   15
                                                                                         --------------
                                                                                                  5,530
                                                                                         --------------

Technology - 13.3%
3Com Corp. (AE)                                                             94,700                  438
Acxiom Corp. (AE)                                                           12,800                  197
ADC Telecommunications, Inc. (AE)                                           24,800                   52
Affiliated Computer Services, Inc.
 Class A (AE)                                                                4,900                  258
Agile Software Corp. (AE)                                                    3,900                   30
Alliance Data Systems Corp. (AE)                                            12,500                  222
American Management Systems (AE)                                             1,700                   20
Amkor Technology, Inc. (AE)                                                 15,400                   73
Amphenol Corp. Class A (AE)                                                  2,300                   87
Anixter International, Inc. (AE)                                             5,800                  135
AnSystem, Inc. (AE)                                                            700                   14
Apogent Technologies, Inc. (AE)                                              1,600                   33
Arbitron, Inc. (AE)                                                         10,400                  348
Ariba, Inc. (AE)                                                            34,301                   85
Arris Group, Inc. (AE)                                                      11,200                   40
Arrow Electronics, Inc. (AE)                                                24,100                  308
Ascential Software Corp. (AE)                                               13,400                   32
ASM International NV (AE)                                                   11,600                  150
ATI Technologies, Inc. (AE)                                                  8,800                   41
Atmel Corp. (AE)                                                            29,117                   65
Autodesk, Inc.                                                               7,157                  102
Avaya, Inc. (AE)                                                            20,700                   51
Avid Technology, Inc. (AE)                                                   8,800                  202
Avnet, Inc.                                                                 27,500                  298
Avocent Corp. (AE)                                                           5,700                  127
BEA Systems, Inc. (AE)                                                      10,100                  116
Bell Microproducts, Inc. (AE)                                               11,500                   64
Benchmark Electronics, Inc. (AE)                                             5,800                  166
BMC Software, Inc. (AE)                                                      9,400                  161
Borland Software Corp. (AE)                                                  2,700                   33
Business Objects SA - ADR (AE)                                               5,000                   75
ChipPAC, Inc. Class A (AE)                                                   2,600                    9
Citrix Systems, Inc. (AE)                                                   22,700                  280
Cognos, Inc. (AE)                                                           10,400                  244
Coherent, Inc. (AE)                                                          3,733                   74
Compucom Systems, Inc. (AE)                                                  8,300                   47
Compuware Corp. (AE)                                                         4,500                   22
Comverse Technology, Inc. (AE)                                               6,300                   63
Concord Communications, Inc. (AE)                                              640                    6
Conexant Systems, Inc. (AE)                                                 30,100                   48
Cray, Inc. (AE)                                                              8,200                   63
Cree, Inc. (AE)                                                              5,090                   83
CSG Systems International (AE)                                               2,800                   38
Digex, Inc. (AE)                                                            32,000                   14
Digital River, Inc. (AE)                                                     5,000                   60
Documentum, Inc. (AE)                                                       18,525                  290
Dynamics Research Corp. (AE)                                                 1,200                   17
E.piphany, Inc. (AE)                                                         7,900                   33
 EDO Corp.                                                                   6,800                  141
Embrex, Inc. (AE)                                                            5,300                   59
EMS Technologies, Inc. (AE)                                                  4,790                   75
EnteraSystem Networks, Inc. (AE)                                            10,000                   16
ESCO Technologies, Inc. (AE)                                                 1,100                   41
eSpeed, Inc. Class A                                                         5,560                   94
Exar Corp. (AE)                                                              4,600                   57
Fairchild Semiconductor International, Inc.
 Class A (AE)                                                                8,300                   89
Fidelity National Information
 Solutions, Inc. (AE)                                                        3,200                   55
Foundry Networks, Inc. (AE)                                                 12,708                   89
GameStop Corp. (AE)                                                          6,900                   68
Harris Corp.                                                                 5,000                  132
Hyperion Solutions Corp. (AE)                                                5,400                  139
Identix, Inc. (AE)                                                           1,208                    6
IDX Systems Corp. (AE)                                                       2,000                   34
Ii-Vi, Inc. (AE)                                                             8,213                  132
Imation Corp. (AE)                                                           6,000                  210
Informatica Corp. (AE)                                                      21,400                  123
Ingram Micro, Inc. Class A (AE)                                             23,600                  291
Integrated Circuit Systems, Inc. (AE)                                        5,619                  103
Inter-Tel, Inc.                                                              2,500                   52
Intergraph Corp. (AE)                                                        6,300                  112
Internet Security Systems (AE)                                               6,900                  126
Intersil Corp. Class A (AE)                                                  2,600                   36
Intrado, Inc. (AE)                                                           6,234                   62
Invision Technologies, Inc. (AE)                                               600                   16
Iomega Corp. (AE)                                                            1,800                   14
Keynote Systems, Inc. (AE)                                                   5,200                   40
L-3 Communications Holdings, Inc. (AE)                                       2,900                  130
Lawson Software, Inc. (AE)                                                  10,600                   61
Legato Systems, Inc. (AE)                                                   11,900                   60
Loral Space & Communications (AE)                                           27,500                   12
Macromedia, Inc. (AE)                                                        6,400                   68
Macrovision Corp. (AE)                                                       6,100                   98
Manhattan Associates, Inc. (AE)                                              1,000                   24
Marvell Technology Group, Ltd. (AE)                                          9,600                  181
Maxtor Corp. (AE)                                                           63,400                  321
Mentor Graphics Corp. (AE)                                                   2,800                   22
Mercury Computer Systems, Inc. (AE)                                          4,100                  125
Mercury Interactive Corp. (AE)                                               2,600                   77
Merix Corp. (AE)                                                               600                    5
Methode Electronics Class A                                                  2,700                   30
Microchip Technology, Inc.                                                  11,469                  280
Microsemi Corp. (AE)                                                         1,500                    9
MicroStrategy, Inc. Class A (AE)                                             6,981                  105
Microtune, Inc. (AE)                                                        19,217                   60

                                                       Aggressive Equity Fund 23

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Mykrolis Corp. (AE)                                                          2,773                   20
National Instruments Corp. (AE)                                              4,100                  133
NetFlix, Inc. (AE)                                                           2,100                   23
NetScreen Technologies, Inc. (AE)                                            4,979                   84
Network Appliance, Inc. (AE)                                                 4,300                   43
Network Associates, Inc. (AE)                                               11,700                  188
Novell, Inc. (AE)                                                           11,600                   39
O2Micro International, Ltd. (AE)                                             8,800                   86
Openwave Systems, Inc. (AE)                                                 22,200                   44
Optic Net, Inc. (AE)(Y)                                                      1,400                   --
Optimal Robotics Corp. Class A (AE)                                          1,800                   11
Overture Services, Inc. (AE)                                                 3,920                  107
ParthusCeva, Inc. (AE)                                                       3,099                   18
Pinnacle Systems, Inc. (AE)                                                  5,200                   71
Pioneer Standard Electronics                                                 9,400                   86
Planar Systems, Inc. (AE)                                                    2,217                   46
Precise Software Solutions, Ltd. (AE)                                        6,300                  104
Progress Software Corp. (AE)                                                   900                   12
Quantum Corp. (AE)                                                          29,500                   79
Quest Software, Inc. (AE)                                                   11,700                  121
Sandisk Corp. (AE)                                                          11,900                  242
ScanSoft, Inc. (AE)                                                          3,600                   19
Scansource, Inc. (AE)                                                          500                   25
Serena Software, Inc. (AE)                                                   5,552                   88
Skyworks Solutions, Inc. (AE)                                               14,831                  128
Standard MicroSystems Corp. (AE)                                             1,300                   25
Storage Technology Corp. (AE)                                               12,300                  263
Sybase, Inc. (AE)                                                           10,500                  141
SYKES Enterprises, Inc. (AE)                                                 3,700                   12
Systems & Computer Technology Corp. (AE)                                     1,600                   14
Tekelec (AE)                                                                 9,296                   97
TIBCO Software, Inc. (AE)                                                   14,300                   88
Titan Corp. (AE)                                                             2,800                   29
Transaction Systems Architects, Inc.
 Class A (AE)                                                                3,100                   20
Trimble Navigation, Ltd. (AE)                                                3,300                   41
UniSystem Corp. (AE)                                                        12,600                  125
UNOVA, Inc. (AE)                                                            13,600                   82
Utstarcom, Inc. (AE)                                                         3,400                   67
Verity, Inc. (AE)                                                            6,630                   89
webMethods, Inc. (AE)                                                       11,491                   94
Websense, Inc. (AE)                                                          3,956                   85
Western Digital Corp. (AE)                                                  41,300                  264
Zebra Technologies Corp. Class A (AE)                                          600                   34
Zoran Corp. (AE)                                                            11,552                  163
                                                                                         --------------
                                                                                                 13,044
                                                                                         --------------

Utilities - 3.9%
AES Corp. (The) (AE)                                                        52,800                  159
AGL Resources, Inc.                                                          5,700                  139
Alliant Energy Corp.                                                         6,600                  109
Amdocs, Ltd. (AE)                                                           16,500                  162
AT&T Wireless Services, Inc. (AE)                                            7,200                   41
Avista Corp.                                                                12,700                  147
Cascade Natural Gas Corp.                                                   13,500                  270
CMS Energy Corp.                                                            22,800                  215
COX Communications, Inc. Class A (AE)                                          700                   20
Energen Corp.                                                                5,700                  166
Energy East Corp.                                                            4,600                  102
General Communication Class A (AE)                                           1,200                    8
Idacorp, Inc.                                                                4,100                  102
IDT Corp. (AE)                                                              11,900                  206
KeySpan Corp.                                                                6,000                  211
New Jersey Resources Corp.                                                   2,100                   66
Nextel Communications, Inc. Class A (AE)                                    11,500                  133
Nicor, Inc.                                                                    600                   20
Northeast Utilities                                                          5,500                   83
Northwest Natural Gas Co.                                                    1,700                   46
Oneok, Inc.                                                                  9,900                  190
Otter Tail Corp.                                                             7,600                  204
Pinnacle West Capital Corp.                                                  6,400                  218
Puget Energy, Inc.                                                           2,600                   57
Quintiles Transnational Corp. (AE)                                           2,000                   24
SEMCO Energy, Inc.                                                           1,600                   10
Southern Union Co. (AE)                                                      2,700                   45
Southwest Gas Corp.                                                          1,900                   45
SureWest Communications                                                      2,100                   78
Telephone & Data Systems, Inc.                                               1,800                   85
UGI Corp.                                                                      500                   19
UIL Holdings Corp.                                                           2,000                   70
US Cellular Corp. (AE)                                                       6,500                  163
Wisconsin Energy Corp.                                                       8,700                  219
WPS Resources Corp.                                                            700                   27
                                                                                         --------------
                                                                                                  3,859
                                                                                         --------------

TOTAL COMMON STOCKS
(cost $93,505)                                                                                   90,275
                                                                                         --------------

                                                                       PRINCIPAL
                                                                         AMOUNT
                                                                         (000)
                                                                           $
                                                                     -------------
SHORT-TERM INVESTMENTS - 8.0%
Frank Russell Investment Company
 Money Market Fund (C)                                                       7,312                7,312
United States Treasury Bill
 1.180% due 03/20/03 (c)(y)(s)                                                 500                  499
                                                                                         --------------

TOTAL SHORT-TERM INVESTMENTS
 (cost $7,811)                                                                                    7,811
                                                                                         --------------

TOTAL INVESTMENTS - 100.3%
 (identified cost $101,316)                                                                      98,086

OTHER ASSETS AND LIABILITIES,
 Net - (0.3%)                                                                                      (292)
                                                                                         --------------

NET ASSETS - 100.0%                                                                              97,794
                                                                                         ==============

24 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                           UNREALIZED
                                                                        NOTIONAL          APPRECIATION
                                                                         AMOUNT          (DEPRECIATION)
FUTURES CONTRACTS                                                        (000)               (000)
(Number of Contracts)                                                      $                   $
-------------------------------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
 expiration date 03/03 (28)                                                  5,365                 (106)

S&P 500 Index
 expiration date 03/03 (10)                                                  2,197                  (56)
                                                                                         --------------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                                                               (162)
                                                                                         ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Aggressive Equity Fund 25

NON-U.S. FUND

PORTFOLIO MANAGEMENT DISCUSSION--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
OBJECTIVE: To provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

INVESTS IN: Primarily the equity securities of non-US companies in developed foreign markets.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk by employing the investment management services of four managers with three separate and distinct investment approaches. The Fund's primary source of added value is intended to be stock selection with only moderate country allocations relative to the index to capture the diversification benefits of international investment in an asset allocation context.

                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

  DATES               NON-US FUND          SALOMON SMITH BARNEY BMI WORLD EX-US#
Inception*              $10,000                          $10,000
  1997                  $10,030                          $10,261
  1998                  $11,330                          $12,030
  1999                  $15,109                          $15,486
  2000                  $12,928                          $13,622
  2001                  $10,080                          $10,887
  2002                  $ 8,553                          $ 9,383

                        YEARLY PERIODS ENDED DECEMBER 31

NON-U.S. FUND

  PERIODS ENDED         GROWTH OF      TOTAL
    12/31/02             $10,000      RETURN
-----------------      ----------    --------
1 Year                    $ 8,485      (15.15)%
5 Years                   $ 8,528       (3.13)%#
Inception                 $ 8,553       (2.57)%#

SALOMON SMITH BARNEY BROAD MARKET INDEX (BMI)
EX-US

  PERIODS ENDED         GROWTH OF      TOTAL
    12/31/02             $10,000      RETURN
-----------------      ----------    --------
1 Year                    $ 8,619      (13.81)%
5 Years                   $ 9,144       (1.77)%#
Inception                 $ 9,383       (1.06)%#

PERFORMANCE REVIEW
For the year ended December 31, 2002, the Non-US Fund fell 15.15%, lagging the benchmark Salomon Smith Barney BMI World ex-US Index (BMI ex-US) which lost 13.81%.

MARKET AND PORTFOLIO HIGHLIGHTS
Non-US equity prices weakened during the fiscal year. Investors continued to focus their attention on the US, reflecting their expectations that a US economic recovery would be needed in order to stimulate global economies. News of accounting irregularities among several large US corporations had significant ramifications for global capital markets, as doubt was cast on the veracity of US accounting standards and on US corporations' reported earnings. Combined with continued disappointment in the face of economic recovery, geopolitical concerns with Iraq, and a lack of decisive action by either Japan or Europe to address problems within their local economies, investor sentiment was negatively impacted.

Financial markets globally struggled during 2002, yet the fourth quarter produced positive changes in some international markets. For example, the BMI Europe Index posted a strong gain of 10.71% during the fourth quarter, though it was down 16.58% for the year. Low interest rates coupled with high demand fueled the housing market in the UK. This, in conjunction with a surprisingly robust consumer sector, made the UK economy more resilient than its continental European peers, but did little to spare its stock market, which fell 14.2% in 2002.

26 Non-U.S. Fund

NON-U.S. FUND

PORTFOLIO MANAGEMENT DISCUSSION--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
Japan's economy continued to suffer, but its stock market fared well relative to other developed markets. The Japanese market outperformed European markets for most of 2002, however, in the fourth quarter, the SSB BMI Japan Index was down 6.35%. Japan's long-term economic prospects remained hampered by the country's troubled financial services sector.

Value stocks dominated growth issues during the fiscal year. AQR and The Boston Company, for example, both outperformed the benchmark. Market-oriented managers performed better at times due to their constant exposure to countries and sectors otherwise under- or overweighted by active managers. However, the Fund's slight bias towards companies whose share prices are more volatile than the index resulted in a marginal lag.

The performance of the Fund's more aggressive growth manager, Oechsle, trailed the benchmark as the market favored the more defensive companies preferred by the value managers.

While the Fund enjoyed generally effective security selection by its value managers, this was offset by several large sell offs of underperforming stocks held by the Fund's growth managers including Vivendi, Elan, and KPN. These losses contributed to a material portion of the Fund's underperformance in the period.

During second quarter 2002, some mandates were modified, allowing the Fund's managers to invest in emerging markets. Though investment in emerging markets was limited to 5% of the Fund's net assets, this contributed to positive performance as emerging markets provided some of the highest returns of any asset class over this time period.

AQR Capital Management, LLC was hired in June to replace a product being discontinued by JP Morgan. AQR's approach is quantitatively driven and introduced a marginally higher emphasis on country allocation, as well as the use of currency hedging.

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                     DECEMBER 31, 2002

Shell Transport & Trading Co. PLC                               1.9%
Vodafone Group PLC                                              1.7
GlaxoSmithKline PLC                                             1.6
Total Fina Elf SA                                               1.5
Novartis AG                                                     1.4
ENI-Ente Nazionale Idrocarburi SpA                              1.4
Canon, Inc.                                                     1.2
Nestle SA                                                       1.2
HSBC Holdings PLC                                               1.2
BP PLC                                                          1.0

PORTFOLIO CHARACTERISTICS
                                                        **SEPTEMBER 30, 2002
Current P/E Ratio                                                     14.82x
Portfolio Price/Book Ratio                                             1.60x
Market Capitalization - $-Weighted Average                          26.5 Bil
Number of Holdings                                                       650

MONEY MANAGERS                                                 STYLES

AQR Capital Management, LLC                                     Value
Fidelity Management & Research Co.                              Growth
Oechsle International Advisors, LLC                             Growth
The Boston Company Asset Management, LLC                        Value

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** As of the date of publishing, the portfolio characteristics as of December 31, 2002 were not available.

++ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE Index.

#    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                                Non-U.S. Fund 27

NON-U.S. FUND

STATEMENT OF NET ASSETS--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.3%
Australia - 3.0%
Alumina, Ltd.                                                                  900                    2
Amcor, Ltd.                                                                 15,900                   76
AMP, Ltd.                                                                   15,800                   99
Australia & New Zealand Banking
 Group, Ltd. (AE)                                                           65,759                  642
Australian Stock Exchange, Ltd.                                              1,600                   10
BHP Billiton, Ltd.                                                         137,308                  785
BHP Steel, Ltd. (AE)                                                        12,332                   22
Billabong International, Ltd.                                               16,900                   66
Boral, Ltd.                                                                 16,000                   39
BRL Hardy, Ltd.                                                              1,400                    6
CFS Gandel Retail Trust                                                     20,970                   16
Coca-Cola Amatil, Ltd.                                                      13,783                   41
Coles Myer, Ltd.                                                             2,500                    9
Commonwealth Bank of Australia                                              11,200                  170
Commonwealth Property Office Fund                                           12,062                    8
CSR, Ltd.                                                                   15,600                   56
David Jones, Ltd.                                                           10,200                    6
Deutsche Office Trust                                                       11,100                    7
Foodland Associated, Ltd.                                                    1,400                   14
Foster's Group, Ltd.                                                        19,780                   50
Futuris Corp., Ltd.                                                          1,700                    1
General Property Trust                                                      12,200                   20
Goodman Fielder, Ltd.                                                        5,000                    5
Harvey Norman Holdings, Ltd.                                                13,600                   20
Iluka Resources, Ltd.                                                        2,100                    5
Insurance Australia Group, Ltd.                                             22,200                   34
John Fairfax Holdings, Ltd.                                                 15,300                   28
Leighton Holdings, Ltd.                                                      9,100                   52
Macquarie Bank, Ltd.                                                         2,600                   35
Macquarie Infrastructure Group                                               6,900                   12
Metcash Trading, Ltd.                                                       21,189                   24
MIM Holdings, Ltd.                                                           4,700                    4
National Australia Bank, Ltd.                                               21,300                  381
Newcrest Mining, Ltd.                                                        2,000                    8
News Corp., Ltd.                                                            23,679                  153
OneSteel, Ltd.                                                               8,100                    8
Orica, Ltd.                                                                  3,000                   18
Origin Energy, Ltd.                                                          1,800                    4
PaperlinX, Ltd.                                                              3,400                   10
Patrick Corp., Ltd. (AE)                                                     6,300                   46
Perpetual Trustees Australia, Ltd.                                           1,600                   29
Publishing & Broadcasting, Ltd.                                              5,100                   25
Qantas Airways, Ltd.                                                         8,600                   19
QBE Insurance Group, Ltd.                                                   18,700                   86
Rio Tinto, Ltd.                                                              4,400                   84
Santos, Ltd.                                                               143,600                  487
Southcorp, Ltd.                                                              1,200                    3
Stockland Trust Group                                                        3,400                    9
Suncorp-Metway, Ltd.                                                         3,400                   21
TABCORP Holdings, Ltd.                                                       1,500                    9
Telstra Corp., Ltd.                                                         23,200                   58
Wesfarmers, Ltd.                                                             4,600                   69
Westfield America Trust                                                     15,000                   18
Westfield Holdings, Ltd.                                                     7,800                   59
Westfield Trust                                                              9,800                   19
Westpac Banking Corp.                                                       19,300                  149
WMC Resources, Ltd. (AE)                                                     4,600                   11
Woodside Petroleum, Ltd.                                                     1,700                   12
Woolworths, Ltd.                                                            10,700                   69
                                                                                         --------------
                                                                                                  4,228
                                                                                         --------------

Austria - 0.0%
Telekom Austria AG (AE)                                                      1,300                   13
                                                                                         --------------

Belgium - 1.3%
Delhaize Group                                                                 900                   17
Dexia                                                                       30,310                  376
Dexia                                                                       22,500                  276
Electrabel                                                                     113                   27
Fortis                                                                       3,800                   67
Fortis                                                                      48,281                  844
KBC Bancassurance Holding                                                      900                   29
Solvay SA Class A (AE)                                                       2,220                  153
                                                                                         --------------
                                                                                                  1,789
                                                                                         --------------

Brazil - 0.2%
Petroleo Brasileiro SA - Petrobras - ADR                                    14,320                  214
                                                                                         --------------

Canada - 0.8%
Abitibi-Consolidated, Inc.                                                   2,700                   21
Alcan, Inc.                                                                  1,400                   41
Bank of Montreal                                                             2,000                   53
Bank of Nova Scotia                                                          2,300                   77
Barrick Gold Corp.                                                           2,100                   32
BCE, Inc.                                                                      901                   16
Biovail Corp. (AE)                                                             100                    3
Bombardier, Inc. Class B                                                     4,900                   17
Brascan Corp.                                                                  500                   10
CAE, Inc.                                                                    1,100                    3
Canada Life Financial Corp.                                                    200                    5
Canadian Imperial Bank of Commerce                                           1,800                   50
Canadian National Railway Co.                                                  800                   33
Canadian Natural Resources, Ltd.                                               600                   18
Canadian Pacific Railway, Ltd.                                                 700                   14
Canadian Tire Corp. Class A                                                    600                   12
Celestica, Inc. (AE)                                                           400                    6
CP Ships, Ltd.                                                                 600                    8
Descartes Systems Group, Inc. (The)                                            500                    2
Dofasco, Inc.                                                                  900                   16
Domtar, Inc.                                                                 1,200                   12
Enbridge, Inc.                                                                 400                   11
Encana Corp.                                                                 1,900                   59
Fairmont Hotels & Resorts, Inc.                                                400                    9

28 Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Falconbridge, Ltd.                                                             500                    5
Fording, Inc.                                                                  200                    4
George Weston, Ltd.                                                            200                   11
Hudson's Bay Co.                                                             2,400                   14
Husky Energy, Inc.                                                           1,400                   15
Imperial Oil, Ltd.                                                             700                   20
Inco, Ltd. (AE)                                                              1,000                   21
Intrawest Corp.                                                                200                    2
Investors Group, Inc.                                                          600                   10
Loblaw Cos., Ltd.                                                              200                    7
Magna International, Inc. Class A                                              300                   17
Manulife Financial Corp.                                                     1,801                   39
Molson, Inc. Class A                                                           300                    6
National Bank of Canada                                                      1,100                   22
Nexen, Inc.                                                                    600                   13
Noranda, Inc.                                                                1,400                   13
Nortel Networks Corp.                                                       14,500                   23
Nova Chemicals Corp.                                                           300                    5
Onex Corp.                                                                     200                    2
Petro-Canada                                                                   900                   28
Placer Dome, Inc.                                                              400                    5
Potash Corp. of Saskatchewan                                                   200                   13
Power Corp. Of Canada                                                          500                   11
Power Financial Corp.                                                          600                   14
Precision Drilling Corp. (AE)                                                  200                    6
Quebecor World, Inc.                                                           200                    4
Quebecor, Inc. Class B (AE)                                                    900                    8
Royal Bank of Canada                                                         3,000                  110
Royal Group Technologies, Ltd. (AE)                                            800                    8
Shell Canada, Ltd.                                                             500                   16
Sun Life Financial Services of Canada, Inc.                                  2,700                   46
Suncor Energy, Inc.                                                          1,900                   30
Talisman Energy, Inc.                                                          600                   22
Thomson Corp. (The)                                                            900                   24
TransCanada PipeLines, Ltd.                                                  2,000                   29
                                                                                         --------------
                                                                                                  1,151
                                                                                         --------------

China - 0.2%
Byd Co., Ltd. (AE)                                                           8,500                   17
China Oilfield Services, Ltd. (AE)                                          46,000                   11
PetroChina Co., Ltd.                                                     1,014,400                  202
                                                                                         --------------
                                                                                                    230
                                                                                         --------------

Denmark - 0.4%
Dampskinsselkabat AF 1912 Class B                                                1                    7
Danske Bank A/S                                                             11,900                  197
DSV DE Sammenslut Vogn A/S                                                     250                    6
FLS Industries A/S Class B (AE)                                              1,200                   10
ISS A/S (AE)                                                                 8,250                  297
Novo-Nordisk A/S Class B                                                     1,800                   52
TDC A/S (AE)                                                                 1,200                   29
                                                                                         --------------
                                                                                                    598
                                                                                         --------------

Finland - 1.7%
Fortum Oyj                                                                  41,200                  270
Nokia OYJ                                                                   69,970                1,112
Nokia OYJ - ADR                                                             21,708                  336
Sampo Oyj Class A                                                           69,594                  529
Stora Enso Oyj Class R                                                       2,700                   28
UPM-Kymmene Oyj                                                              1,600                   51
                                                                                         --------------
                                                                                                  2,326
                                                                                         --------------

France - 8.5%
Accor SA                                                                    11,481                  348
Air France                                                                  24,284                  235
Air Liquide                                                                     91                   12
Alstom (AE)                                                                  3,000                   15
Aventis SA                                                                  19,929                1,083
AXA                                                                         29,140                  391
BNP Paribas                                                                 22,984                  937
Carrefour SA                                                                12,174                  542
Casino Guichard Perrachon SA                                                   650                   48
Christian Dior SA                                                            4,200                  141
Cie de Saint-Gobain                                                          5,228                  153
Cie Generale D'Optique Essilor
 International SA                                                            6,191                  255
CNP Assurances (AE)                                                          3,610                  134
Credit Lyonnais SA                                                             300                   17
L'Oreal SA                                                                   4,108                  313
Lafarge SA                                                                     675                   51
Lagardere S.C.A                                                                500                   20
LVMH Moet Hennessy Louis Vuitton SA                                         11,605                  477
Michelin (C.G.D.E.) Class B                                                 12,273                  423
Pechiney SA Class A                                                          8,750                  307
Pernod-Ricard                                                                7,600                  736
Peugeot SA (AE)                                                              1,800                   73
Sanofi-Synthelabo SA                                                           400                   24
Schneider Electric SA (AE)                                                   8,033                  380
Societe Assurances Generales de
 France (AE)                                                                 9,074                  304
Societe Generale Class A                                                     2,050                  119
Societe Television Francaise 1                                               4,240                  113
Suez SA                                                                     10,920                  190
Thomson/ex-TMM (AE)                                                         15,000                  256
Total Fina Elf SA                                                           14,902                2,127
Total Fina Elf SA - ADR                                                     10,816                  773
Valeo SA                                                                     3,536                  111
Vivendi Universal SA                                                        34,272                  554
                                                                                         --------------
                                                                                                 11,662
                                                                                         --------------
Germany - 3.8%
Adidas-Salomon AG (AE)                                                         500                   43
Allianz AG                                                                   1,100                  105
Altana AG                                                                    2,200                  100
BASF AG                                                                      6,500                  246
Bayer AG                                                                    24,792                  532

                                                                Non-U.S. Fund 29

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Beiersdorf AG                                                                  700                   78
Continental AG                                                                 600                    9
DaimlerChrysler AG                                                           4,500                  139
Deutsche Bank AG                                                             5,200                  240
Deutsche Boerse AG                                                           5,380                  215
Deutsche Lufthansa AG (AE)                                                  23,823                  219
Deutsche Post AG                                                            48,990                  514
Deutsche Telekom AG                                                            800                   10
E.ON AG                                                                     13,569                  548
Gehe AG                                                                      1,500                   58
KarstadtQuelle AG                                                           25,600                  443
Linde AG                                                                       600                   22
MAN AG (AE)                                                                  4,100                   57
Merck KGaA                                                                     600                   16
Metro AG                                                                       600                   14
Muenchener Rueckversicherungs AG                                             1,852                  222
Schering AG                                                                  7,500                  326
Siemens AG                                                                   4,800                  204
Volkswagen AG                                                               25,795                  940
                                                                                         --------------
                                                                                                  5,300
                                                                                         --------------

Greece - 0.3%
Hellenic Telecommunications
 Organization SA                                                             4,000                   44
Hellenic Telecommunications
 Organization SA - ADR                                                      67,305                  359
                                                                                         --------------
                                                                                                    403
                                                                                         --------------

Hong Kong - 1.8%
Bank of East Asia                                                            5,000                    9
Cathay Pacific Airways, Ltd.                                                12,000                   16
Cheung Kong Holdings, Ltd.                                                  22,000                  143
Cheung Kong Infrastructure Holdings, Ltd.                                    7,000                   12
China Mobile, Ltd. (AE)                                                    100,000                  239
CLP Holdings, Ltd.                                                          20,200                   81
Dairy Farm International Holdings, Ltd. (AE)                                 9,000                    9
Esprit Holdings, Ltd.                                                       28,500                   48
Giordano International, Ltd. (AE)                                            8,000                    3
Hang Lung Properties, Ltd.                                                   9,000                    9
Hang Seng Bank, Ltd.                                                         7,900                   84
Henderson Land Development                                                   9,000                   27
Hong Kong & China Gas                                                       66,700                   86
Hong Kong Electric Holdings                                                  8,500                   32
Hong Kong Exchanges and Clearing, Ltd.                                     202,000                  254
Hutchison Whampoa, Ltd.                                                     56,000                  350
JCG Holdings, Ltd.                                                          14,000                    7
Johnson Electric Holdings                                                   20,000                   22
MTR Corp.                                                                  219,192                  232
New World Development, Ltd.                                                  5,000                    2
Shangri-La Asia, Ltd. (AE)                                                   4,000                    3
SmarTone Telecommunications Holding, Ltd.                                   11,094                   12
Sun Hung Kai Properties, Ltd.                                               74,000                  437
Swire Pacific, Ltd. Class A                                                 77,000                  295
Television Broadcasts, Ltd.                                                  2,000                    6
Wharf Holdings, Ltd.                                                        25,000                   47
Wing Hang Bank, Ltd.                                                         3,500                   11
                                                                                         --------------
                                                                                                  2,476
                                                                                         --------------

Ireland - 1.0%
Bank of Ireland                                                            112,688                1,158
CRH PLC                                                                     15,800                  196
                                                                                         --------------
                                                                                                  1,354
                                                                                         --------------

Italy - 4.5%
Autostrade Concessioni e Costruzioni
 Autostrade SpA                                                             32,400                  322
Banca Popolare di Bergamo Credito
 Varesino SCRL                                                              15,602                  278
Banca Popolare di Milano SCRL                                               14,300                   52
Banco Popolare di Verona e Novara
 SCRL (AE)                                                                  27,870                  311
Benetton Group SpA (AE)                                                      6,200                   55
Enel SpA                                                                    17,300                   90
ENI-Ente Nazionale Idrocarburi SpA                                         120,945                1,923
Fiat SpA                                                                     1,800                   15
Finmeccanica SpA                                                           730,740                  405
IntesaBci SpA (AE)                                                         176,397                  372
Italcementi SpA                                                              7,400                   75
Luxottica Group SpA                                                            200                    3
Mediaset SpA                                                                85,193                  649
Parmalat Finanziaria SPA (AE)                                               25,000                   60
Riunione Adriatica di Sicurta SpA (AE)                                      11,090                  135
Sanpaolo IMI SpA                                                            35,205                  229
Telecom Italia SpA                                                         144,272                  728
Telecom Italia SpA                                                          18,600                  141
TIM SpA                                                                     56,929                  260
UniCredito Italiano SpA                                                     13,700                   55
                                                                                         --------------
                                                                                                  6,158
                                                                                         --------------

Japan - 19.6%
77 Bank, Ltd. (The)                                                         69,000                  283
Acom Co., Ltd.                                                                 420                   14
Aeon Co., Ltd. (AE)                                                          2,100                   50
Aiful Corp.                                                                  8,600                  323
Alps Electric Co., Ltd.                                                      4,000                   44
Amano Corp.                                                                  1,000                    6
Aoyama Trading Co., Ltd.                                                     2,600                   37
Asahi Kasei Corp.                                                            7,000                   17
Autobacs Seven Co., Ltd.                                                       800                   16
Bank of Yokohama, Ltd. (The)                                                23,000                   91
Bridgestone Corp.                                                           45,000                  557
Brother Industries, Ltd.                                                     3,000                   19
Canon, Inc.                                                                 45,000                1,695
Central Glass Co., Ltd.                                                      8,000                   36
Central Japan Railway Co.                                                        7                   44
Chubu Electric Power Co., Inc.                                               3,800                   68
Citizen Watch Co., Ltd.                                                     10,000                   45

30 Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd.                                                     40,200                  686
CSK Corp.                                                                    3,400                   71
Dai Nippon Printing Co., Ltd.                                                4,000                   44
Daikin Industries, Ltd.                                                      5,000                   79
Daimaru, Inc.                                                                5,000                   15
Dainippon Ink and Chemicals, Inc.                                            2,000                    3
Dainippon Screen Manufacturing Co., Ltd.                                     3,000                   10
Daito Trust Construction Co., Ltd.                                           3,800                   84
Daiwa House Industry Co., Ltd.                                               1,000                    6
Daiwa Securities Group, Inc.                                                20,000                   89
Denki Kagaku Kogyo K K                                                      26,000                   57
Denso Corp.                                                                  4,400                   72
Dowa Mining Co.                                                             16,000                   67
East Japan Railway Co.                                                         128                  635
Eisai Co., Ltd.                                                             21,600                  485
FamilyMart                                                                   1,300                   25
Fast Retailing Co., Ltd.                                                     2,600                   92
Fuji Electric Co., Ltd.                                                     17,000                   30
Fuji Heavy Industries, Ltd.                                                 24,900                   99
Fuji Machine Manufacturing Co., Ltd.                                        16,000                  151
Fuji Photo Film Co., Ltd.                                                    9,000                  294
Fujitsu Support and Service, Inc.                                              700                    8
Funai Electric Co., Ltd.                                                       500                   58
Gunze, Ltd.                                                                 12,000                   44
Hankyu Department Stores                                                     1,000                    5
Heiwa Corp.                                                                  3,900                   57
Hino Motors, Ltd.                                                           16,000                   55
Hitachi Chemical Co., Ltd.                                                   6,100                   52
Hitachi, Ltd.                                                                9,000                   35
Honda Motor Co., Ltd.                                                       28,200                1,043
Hosiden Corp.                                                                3,000                   23
Hoya Corp.                                                                   2,800                  196
Ibiden Co., Ltd.                                                             2,300                   25
Ito-Yokado Co., Ltd.                                                         9,000                  265
Itochu Corp.                                                                35,000                   76
Jafco Co., Ltd.                                                              1,400                   61
Japan Tobacco, Inc.                                                              9                   60
JFE Holdings, Inc. (AE)                                                      1,000                   12
JGC Corp.                                                                   13,000                   73
JSR Corp.                                                                    5,000                   50
Kansai Electric Power Co., Inc. (The)                                        2,500                   38
Kao Corp.                                                                   32,000                  702
Kawasaki Heavy Industries, Ltd.                                             16,000                   13
Kawasaki Kisen Kaisha, Ltd.                                                 12,000                   21
KDDI Corp.                                                                      39                  127
Keyence Corp.                                                                  500                   87
Kobayashi Pharmaceutical Co., Ltd.                                             900                   31
Konami Corp.                                                                13,800                  319
Konica Corp.                                                                 1,000                    7
Koyo Seiko Co., Ltd.                                                         7,000                   31
Kubota Corp.                                                                 2,000                    5
Kyocera Corp.                                                                3,100                  181
Kyushu Electric Power Co., Inc.                                              1,600                   23
Lawson, Inc.                                                                11,600                  280
Mabuchi Motor Co., Ltd.                                                      7,000                  644
Makita Corp.                                                                 4,000                   29
Matsumotokiyoshi Co., Ltd.                                                  12,400                  579
Matsushita Electric Industrial Co., Ltd.                                    52,000                  513
Meitec Corp.                                                                 1,300                   32
Millea Holdings, Inc. (AE)                                                       7                   50
Minebea Co., Ltd.                                                           70,000                  244
Minolta Co., Ltd.                                                           19,000                   82
Mitsubishi Corp.                                                             3,000                   18
Mitsubishi Electric Corp.                                                   16,000                   37
Mitsubishi Estate Co., Ltd.                                                  5,000                   38
Mitsubishi Heavy Industries, Ltd.                                           24,000                   59
Mitsubishi Tokyo Financial Group, Inc.                                          49                  266
Mitsui & Co., Ltd.                                                          35,000                  163
Mitsui Chemicals, Inc.                                                      25,000                  111
Mitsui Engineering & Shipbuilding                                            9,000                    7
Mitsui Fudosan Co., Ltd.                                                     1,000                    6
Mitsui O.S.K. Lines, Ltd.                                                   58,000                  120
Mitsui Sumitomo Insurance Co., Ltd.                                         10,000                   46
Mitsui Trust Holdings, Inc. (AE)                                             9,000                   15
Mitsumi Electric Co., Ltd.                                                   1,300                   12
Mizuho Holdings, Inc.                                                           54                   51
Murata Manufacturing Co., Ltd.                                               8,400                  329
Namco, Ltd.                                                                  1,300                   22
NGK Insulators, Ltd.                                                         5,000                   27
Nichicon Corp.                                                               6,700                   78
Nichirei Corp.                                                               1,000                    3
Nidec Corp.                                                                    300                   19
Nikko Cordial Corp.                                                         26,000                   88
Nikon Corp. (AE)                                                            12,000                   90
Nintendo Co., Ltd.                                                           1,500                  140
Nippon Express Co., Ltd.                                                   153,000                  600
Nippon Meat Packers, Inc.                                                    1,000                   10
Nippon Oil Corp.                                                             8,000                   36
Nippon Sanso Corp.                                                           8,000                   24
Nippon Shokubai Kagaku Kogyo Co.                                             4,000                   17
Nippon Steel Corp. (AE)                                                      2,000                    2
Nippon Telegraph & Telephone Corp.                                              99                  360
Nippon Yusen Kabushiki Kaisha                                               12,000                   40
Nishimatsu Construction Co., Ltd.                                           38,000                  112
Nishimatsuya Chain Co., Ltd.                                                   700                   17
Nissan Motor Co., Ltd.                                                     135,300                1,056
Nisshin Seifun Group, Inc.                                                   1,000                    7
Nitto Denko Corp.                                                            2,400                   68
NOK Corp.                                                                   16,000                  177
Nomura Holdings, Inc.                                                       40,000                  450
NTN Corp.                                                                    6,000                   21
NTT DoCoMo, Inc.                                                                60                  111
Olympus Optical Co., Ltd.                                                    2,000                   33
ORIX Corp.                                                                   4,900                  316
Pioneer Corp.                                                                7,200                  135
Promise Co., Ltd.                                                              100                    4
Resona Holdings, Inc. (AE)                                                  16,000                    9
Ricoh Co., Ltd.                                                             12,000                  197
Rinnai Corp.                                                                20,000                  456

                                                                Non-U.S. Fund 31

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Rohm Co., Ltd.                                                               3,800                  484
Sammy Corp.                                                                  1,300                   26
Sankyo Co., Ltd.                                                             1,600                   40
Seino Transportation Co., Ltd.                                               8,000                   47
Seven - Eleven Japan                                                         2,000                   61
SFCG Co., Ltd.                                                               2,900                  210
Sharp Corp.                                                                  2,000                   19
Shimachu Co., Ltd.                                                           7,100                  144
Shin-Etsu Chemical Co., Ltd.                                                33,800                1,108
Shionogi & Co., Ltd.                                                         2,000                   28
Shiseido Co., Ltd.                                                           3,000                   39
Showa Shell Sekiyu KK                                                          700                    5
Skylark Co., Ltd.                                                           25,100                  333
SMC Corp.                                                                    1,000                   94
Sompo Japan Insurance, Inc.                                                  7,000                   41
Sony Corp.                                                                   9,000                  376
Stanley Electric Co., Ltd.                                                  15,000                  167
Sumisho Lease Co., Ltd.                                                      3,000                   35
Sumitomo Bakelite Co., Ltd.                                                 50,000                  206
Sumitomo Chemical Co., Ltd.                                                 26,000                  103
Sumitomo Corp.                                                               6,000                   26
Sumitomo Electric Industries, Ltd.                                          15,000                   97
Sumitomo Heavy Industries, Ltd.                                             22,000                   12
Sumitomo Mitsui Financial Group, Inc.                                           29                   91
Sumitomo Trust & Banking Co., Ltd. (The)                                    19,000                   77
Suzuken Co., Ltd.                                                              700                   17
Taiyo Yuden Co., Ltd.                                                        4,000                   42
Takeda Chemical Industries, Ltd.                                            29,300                1,225
Takefuji Corp.                                                                 440                   25
TDK Corp.                                                                    5,400                  218
Terumo Corp.                                                                 6,000                   83
THK Co., Ltd.                                                                5,000                   55
TIS, Inc.                                                                    1,900                   28
Tohoku Electric Power Co., Inc.                                              4,200                   62
Tokyo Broadcasting System, Inc.                                                100                    1
Tokyo Electric Power Co., Inc.                                              12,800                  243
Tokyo Electron, Ltd.                                                         2,800                  127
Tokyo Gas Co., Ltd.                                                         72,000                  226
Tokyo Seimitsu Co., Ltd.                                                       200                    5
TonenGeneral Sekiyu KK (AE)                                                  3,000                   20
Toppan Printing Co., Ltd.                                                    6,000                   45
Toshiba Corp. (AE)                                                          11,000                   34
Tosoh Corp. (AE)                                                            35,000                   84
Tostem Inax Holding Corp.                                                    1,000                   15
Toyo Seikan Kaisha, Ltd.                                                     3,000                   36
Toyoda Gosei Co., Ltd.                                                       4,400                   83
Toyota Motor Corp.                                                          20,000                  538
Trend Micro, Inc. (AE)                                                         500                    9
UMC Japan (AE)                                                                  34                   22
Uni-Charm Corp.                                                              2,800                  111
UNY Co., Ltd.                                                                8,000                   78
Victor Co. of Japan, Ltd.                                                    3,000                   20
West Japan Railway Co.                                                           8                   28
World Co., Ltd.                                                              1,600                   31
Yahoo Japan Corp. (AE)                                                           2                   25
Yakult Honsha Co., Ltd.                                                      9,000                  103
Yamaha Corp.                                                                 1,300                   12
Yamaha Motor Co., Ltd.                                                      79,000                  652
Yamanouchi Pharmaceutical Co., Ltd.                                          1,800                   52
Yokogawa Electric Corp.                                                      9,000                   56
                                                                                         --------------
                                                                                                 26,958
                                                                                         --------------

Luxembourg - 0.2%
Arcelor (AE)                                                                26,872                  330
                                                                                         --------------

Mexico - 0.2%
Telefonos de Mexico SA de CV - ADR                                           8,550                  273
                                                                                         --------------

Netherlands - 5.1%
ABN Amro Holding NV                                                         43,335                  709
Aegon NV                                                                     2,700                   35
Akzo Nobel NV                                                               17,803                  565
ASML Holding NV (AE)                                                        11,260                   94
Buhrmann NV                                                                 35,872                  157
DSM NV                                                                       1,500                   68
Euronext NV                                                                 17,430                  379
European Aeronautic Defense and
 Space Co. (AE)                                                              9,000                   93
Hagemeyer                                                                    1,500                   11
Heineken NV                                                                  5,894                  230
Hunter Douglas NV                                                           10,764                  322
ING Groep NV                                                                30,350                  514
KLM-Koninklijke Luchtvaart Mij NV                                            1,500                   14
Koninklijke Ahold NV (AE)                                                   49,142                  624
Koninklijke Philips Electronics NV                                          18,600                  329
Koninklijke Philips Electronics NV                                          23,219                  407
OCE NV                                                                       1,500                   17
Royal Dutch Petroleum Co.                                                    5,550                  244
Royal KPN NV (AE)                                                           65,401                  426
Stork NV                                                                    20,438                  124
TPG NV                                                                       2,700                   44
Unilever NV                                                                  8,623                  530
Vedior NV                                                                   29,714                  170
VNU NV (AE)                                                                 15,415                  402
Wolters Kluwer NV                                                           28,989                  505
                                                                                         --------------
                                                                                                  7,013
                                                                                         --------------

New Zealand - 0.3%
Telecom Corp. of New Zealand, Ltd.                                         183,696                  435
Warehouse Group, Ltd.                                                        9,600                   37
                                                                                         --------------
                                                                                                    472
                                                                                         --------------

Norway - 0.8%
DnB Holding ASA                                                             59,400                  280
Gjensidige NOR ASA (AE)                                                      3,110                  102
Statoil ASA                                                                 71,240                  602
Tandberg ASA (AE)                                                           14,428                   83
                                                                                         --------------
                                                                                                  1,067
                                                                                         --------------

32 Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
Portugal - 0.5%
Electricidade de Portugal SA                                               185,980                  310
Portugal Telecom SGPS SA                                                    65,065                  447
                                                                                         --------------
                                                                                                    757
                                                                                         --------------

Singapore - 1.4%
CapitaLand, Ltd.                                                            23,000                   15
City Developments, Ltd.                                                      9,000                   22
Creative Technology, Ltd.                                                   22,950                  162
Cycle & Carriage, Ltd.                                                       1,900                    4
DBS Group Holdings, Ltd.                                                   117,825                  747
Fraser & Neave, Ltd. (AE)                                                    3,000                   13
Great Eastern Holdings, Ltd.                                                 2,000                   10
Haw Par Brothers International, Ltd.                                           713                    1
Keppel Corp., Ltd.                                                          13,000                   28
MobileOne Asia, Ltd. (AE)                                                  437,000                  307
NatSteel, Ltd. (AE)                                                         12,000                   14
Oversea-Chinese Banking Corp.                                               10,000                   56
Overseas Union Enterprise, Ltd.                                              2,000                    7
SembCorp Logistics, Ltd. (AE)                                               12,000                   11
SembCorp Marine, Ltd.                                                        8,000                    4
Singapore Airlines, Ltd.                                                     6,000                   35
Singapore Exchange, Ltd.                                                     7,000                    5
Singapore Land, Ltd.                                                         2,000                    4
Singapore Press Holdings, Ltd.                                               6,000                   63
Singapore Telecommunications, Ltd.                                          34,000                   24
United Overseas Bank, Ltd.                                                  62,600                  426
United Overseas Land, Ltd. (AE)                                              7,000                    6
Venture Corp., Ltd. (AE)                                                     2,000                   16
                                                                                         --------------
                                                                                                  1,980
                                                                                         --------------

South Korea - 0.4%
Korea Electric Power Corp. - ADR                                            30,900                  263
Samsung Electronics Co., Ltd. -
 GDR (144A)                                                                  1,672                  223
                                                                                         --------------
                                                                                                    486
                                                                                         --------------

Spain - 3.5%
Acerinox SA                                                                  7,358                  270
Altadis SA                                                                  38,400                  876
Banco Bilbao Vizcaya Argentaria SA                                          18,100                  173
Banco Popular Espanol                                                        4,600                  188
Banco Santander Central Hispano SA                                          76,885                  528
Cia Espanola de Petroleos                                                      400                    7
Corp Mapfre SA                                                              17,730                  144
Endesa SA                                                                   65,002                  761
Fomento de Construcciones Y Contratas SA                                     8,000                  180
Grupo Dragados SA                                                           15,000                  255
NH Hoteles SA (AE)                                                           1,400                   12
Repsol YPF SA - ADR                                                         40,439                  529
Telefonica SA (AE)                                                         105,993                  949
                                                                                         --------------
                                                                                                  4,872
                                                                                         --------------

Sweden - 2.6%
Assa Abloy AB Class B                                                       35,200                  402
Atlas Copco AB Class A                                                       1,600                   31
Atlas Copco AB Class B                                                       1,300                   23
Autoliv, Inc.                                                               14,071                  288
Electrolux AB Series B                                                       2,500                   39
Hennes & Mauritz AB Class B (AE)                                            22,010                  424
Investor AB Class B                                                         49,820                  297
Nordea AB (AE)                                                              65,169                  287
Sandvik AB (AE)                                                              2,000                   45
Securitas AB Class B                                                        14,230                  170
Skandinaviska Enskilda Banken AB
 Class A                                                                     2,400                   20
Skanska AB Class B (AE)                                                      2,000                   12
Svenska Cellulosa AB Class B (AE)                                            8,270                  279
Svenska Handelsbanken Class A                                               21,700                  289
Swedish Match AB                                                            30,500                  240
Telefonaktiebolaget LM Ericsson
 Class B (AE)                                                              440,416                  308
TeliaSonera AB                                                              96,298                  363
Volvo AB Series A                                                            1,800                   28
Volvo AB Series B                                                            2,200                   36
                                                                                         --------------
                                                                                                  3,581
                                                                                         --------------

Switzerland - 5.7%
Adecco SA                                                                    8,793                  345
Barry Callebaut AG                                                           2,113                  246
Ciba Specialty Chemicals AG                                                    250                   17
Clariant AG                                                                 28,470                  455
Credit Suisse Group (AE)                                                     3,400                   74
Givaudan                                                                       579                  260
Holcim, Ltd.                                                                 2,335                  424
Nestle SA                                                                    7,862                1,666
Novartis AG                                                                 53,021                1,934
PubliGroupe SA (AE)                                                             35                    6
Roche Holding AG                                                             9,930                  692
Sulzer AG                                                                      283                   38
Swiss Reinsurance                                                            3,487                  229
Swisscom AG                                                                  1,046                  303
Syngenta AG (AE)                                                             4,139                  240
Synthes-Stratec, Inc. (AE)                                                     281                  172
UBS AG                                                                      14,760                  717
Valora Holding AG                                                              119                   23
Zurich Financial Services AG                                                   207                   19
                                                                                         --------------
                                                                                                  7,860
                                                                                         --------------

Taiwan - 0.2%
United Microelectronics Corp. - ADR (AE)                                    63,450                  213
                                                                                         --------------

                                                                Non-U.S. Fund 33

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
United Kingdom - 22.3%
3i Group PLC                                                                71,180                  636
Abbey National PLC                                                             700                    6
Alliance & Leicester PLC (AE)                                                  800                   10
Allied Domecq PLC                                                          130,950                  837
Amersham PLC                                                                10,450                   94
Amvescap PLC                                                                   700                    4
Anglo American PLC                                                          14,000                  208
AstraZeneca PLC                                                             10,893                  389
AstraZeneca PLC                                                             14,800                  520
Aviva PLC                                                                   15,800                  113
BAA PLC                                                                     28,498                  231
BAE Systems PLC                                                            268,346                  536
Barclays PLC                                                               213,634                1,324
Barratt Developments PLC                                                    11,800                   74
BBA Group PLC                                                               30,880                   92
BG Group PLC                                                                99,100                  428
BHP Billiton PLC                                                            26,300                  140
BOC Group PLC                                                               48,481                  693
Boots Co. PLC                                                               13,500                  127
BP PLC                                                                     198,900                1,367
Brambles Industries PLC                                                      7,500                   18
British Airways PLC (AE)                                                    11,900                   26
British American Tobacco PLC                                                13,520                  135
British Land Co. PLC                                                           500                    4
British Sky Broadcasting PLC (AE)                                           84,387                  868
BT Group PLC                                                               108,479                  341
Bunzl PLC                                                                   76,544                  468
Burberry Group PLC (AE)                                                     74,732                  270
Cable & Wireless PLC                                                         4,700                    3
Cadbury Schweppes PLC                                                      116,463                  726
Centrica PLC                                                               180,000                  496
Compass Group PLC                                                           56,380                  300
Corus Group PLC (AE)                                                        50,000                   22
Davis Service Group PLC                                                      1,300                    6
Debenhams PLC                                                               55,600                  249
Diageo PLC                                                                  49,878                  542
Dixons Group PLC                                                             3,300                    8
EMI Group PLC                                                                  500                    1
Exel PLC                                                                     1,400                   16
FirstGroup PLC                                                              15,600                   59
Gallaher Group PLC                                                           7,150                   71
GKN PLC                                                                    170,950                  552
GlaxoSmithKline PLC                                                        117,588                2,256
Granada PLC                                                                  2,800                    4
HBOS PLC                                                                    55,500                  585
Hilton Group PLC                                                             4,200                   11
HSBC Holdings PLC                                                          145,655                1,610
HSBC Holdings PLC                                                            8,400                   92
IMI PLC                                                                     16,700                   71
Imperial Chemical Industries PLC                                            10,700                   40
Imperial Tobacco Group PLC                                                  14,851                  252
J Sainsbury PLC                                                            135,500                  608
Johnston Press PLC                                                           6,100                   36
Kelda Group PLC                                                             18,700                  128
Kingfisher PLC                                                             123,213                  441
Land Securities Group PLC                                                      900                   11
Lloyds TSB Group PLC                                                        32,600                  234
Man Group PLC                                                                9,470                  135
Marks & Spencer Group PLC                                                   98,258                  498
Morgan Crucible Co.                                                        187,592                  151
MyTravel Group PLC                                                          21,000                    7
National Grid Transco PLC                                                   28,109                  207
Northern Foods PLC                                                           1,800                    5
Northern Rock PLC                                                           11,320                  120
Old Mutual PLC                                                             179,000                  254
P&O Princess Cruises PLC                                                     2,100                   15
Peninsular and Oriental Steam
 Navigation Co. (The) (AE)                                                     400                    1
Pennon Group PLC                                                             4,300                   45
Pilkington PLC                                                              34,900                   33
Prudential PLC                                                              37,000                  261
Rank Group PLC                                                               6,900                   30
Reed Elsevier PLC                                                           93,440                  800
Reuters Group PLC (AE)                                                       1,800                    5
Rexam PLC                                                                   15,300                  104
Rio Tinto PLC                                                               30,524                  609
RMC Group PLC                                                                1,900                   11
Rolls-Royce PLC                                                              9,200                   16
Royal & Sun Alliance Insurance Group                                        33,200                   65
Royal Bank of Scotland Group PLC                                            24,723                  592
Safeway PLC                                                                 13,100                   45
Scottish & Southern Energy PLC                                              45,905                  503
Severn Trent PLC                                                             1,600                   18
Shell Transport & Trading Co. PLC                                          389,106                2,561
Signet Group PLC                                                            19,900                   22
Six Continents PLC                                                          11,800                   95
South African Breweries PLC                                                  1,100                    8
Stagecoach Group PLC                                                        44,800                   21
Tate & Lyle PLC                                                             17,100                   87
Taylor Woodrow PLC (AE)                                                      6,000                   16
TI Automotive, Ltd., (AE)(Y)                                                19,900                   --
Tomkins PLC                                                                 21,900                   67
Trinity Mirror PLC                                                           8,400                   58
Unilever PLC                                                               120,920                1,150
United Business Media PLC                                                   28,861                  135
United Utilities PLC                                                        12,200                  123
Vodafone Group PLC                                                       1,276,077                2,326
Whitbread PLC                                                                4,800                   42
Wimpey George PLC                                                           14,600                   63
Wolseley PLC                                                                   500                    4
WPP Group PLC                                                                3,200                   24
                                                                                         --------------
                                                                                                 30,721
                                                                                         --------------

TOTAL COMMON STOCKS
(cost $142,166)                                                                                 124,485
                                                                                         --------------

34 Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                       NATIONAL              MARKET
                                                                        AMOUNT               VALUE
                                                                        (000)                (000)
                                                                          $                    $
-------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED - 0.5%
(Number of Contracts)
Luxembourg - 0.4%
Amsterdam Exchanges Index Futures
 Jan 2003 328.60 Call (4)                                                      276                  420
Bel20 Index Futures
 Jan 2003 1,996.01 Call (12)                                                   503                  133

Switzerland - 0.1%
Swiss Market Index Futures
 Mar 2003 4,865.00 Put (14)                                                    493                   74
                                                                                         --------------
TOTAL OPTIONS PURCHASED
(cost $583)                                                                                         627
                                                                                         --------------

                                                                         NUMBER
                                                                          OF
                                                                         SHARES
                                                                     -------------
PREFERRED STOCKS - 0.5%
Australia - 0.0%
News Corp., Ltd.                                                            14,591                   78
                                                                                         --------------
Brazil - 0.2%
Telecomunicacoes Brasileiras SA - ADR                                       12,100                  226
                                                                                         --------------
Germany - 0.3%
Hugo Boss AG                                                                 8,850                   93
ProSieben SAT.1 Media AG (AE)                                               14,800                  101
Wella AG (AE)                                                                3,870                  231
                                                                                         --------------
                                                                                                    425
                                                                                         --------------
TOTAL PREFERRED STOCKS
(cost $942)                                                                                         729
                                                                                         --------------

                                                                       PRINCIPAL
                                                                        AMOUNT
                                                                        (000)
                                                                          $
                                                                     -------------
SHORT-TERM INVESTMENTS - 8.6%
United States - 8.6%
Frank Russell Investment Company
 Money Market Fund (C)                                                       9,057                9,057
United States Treasury Bills
 1.630% due 03/20/03 (y)(s)                                                  1,300                1,296
United States Treasury Bills
 1.180% due 03/20/03 (y)(s)                                                  1,500                1,496
                                                                                         --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,849)                                                                                   11,849
                                                                                         --------------
TOTAL INVESTMENTS - 99.9%
(identified cost $155,540)                                                                      137,690

Other Assets and Liabilities,
Net - 0.1%                                                                                          150
                                                                                         --------------
Net Assets - 100.0%                                                                             137,840
                                                                                         ==============

                                                                                           UNREALIZED
                                                                        NOTIONAL          APPRECIATION
                                                                         AMOUNT          (DEPRECIATION)
FUTURES CONTRACTS                                                        (000)               (000)
(Number of Contracts)                                                      $                   $
-------------------------------------------------------------------------------------------------------
Long Positions
CAC-40 Index (France)
 expiration date 03/03 (36)                                                  1,160                  (26)

DAX Index (Germany)
 expiration date 03/03 (10)                                                    762                  (65)

EUR STOXX 50 Index (EU)
 expiration date 03/03 (70)                                                  1,759                 (122)

FTSE-100 Index (UK)
 expiration date 03/03 (74)                                                  4,663                  (69)

Hang Seng Index (Hong Kong)
 expiration date 01/03 (20)                                                  1,191                  (29)

TOPIX Index (Japan)
 expiration date 03/03 (65)                                                  4,570                 (147)

Short Positions
CAC-40 Index (France)
 expiration date 01/03 (12)                                                    386                   13

IBEX Plus Index (Spain)
 expiration date 01/03 (3)                                                     189                    9

MIB 30 Index (Italy)
 expiration date 03/03 (5)                                                     627                   23

SPI 200 Index (Australia)
 expiration date 03/03 (6)                                                     255                   (2)

TSE-60 Index (Canada)
 expiration date 03/03 (9)                                                     427                    1
                                                                                         --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                                                               (414)
                                                                                         ==============

See accompanying notes which are an integral part of the financial statements.

                                                                Non-U.S. Fund 35

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                       NATIONAL              MARKET
                                                                        AMOUNT               VALUE
OPTIONS WRITTEN                                                         (000)                (000)
(Number of Contracts)                                                     $                    $
-------------------------------------------------------------------------------------------------------
Luxembourg
Amsterdam Exchanges Index Futures
 Jan 2003 328.60 Put (4)                                                       276                 (424)
Bel20 Index Futures
 Jan 2003 1,996.01 Put (12)                                                    503                 (126)
Switzerland
Swiss Market Index Futures
 Mar 2003 4,865.00 Call (14)                                                   493                  (51)
                                                                                         --------------

Total Liability for Options Written
 (premiums received $583)                                                                          (601)
                                                                                         ==============

                                                                                              MARKET
                                                                         % OF                 VALUE
INDUSTRY DIVERSIFICATION                                                  NET                 (000)
(Unaudited)                                                             ASSETS                  $
-------------------------------------------------------------------------------------------------------
Auto and Transportation                                                        7.5               10,345
Consumer Discretionary                                                        11.9               16,460
Consumer Staples                                                               8.7               12,003
Financial Services                                                            18.2               25,173
Health Care                                                                    6.8                9,399
Integrated Oils                                                                5.9                8,135
Materials and Processing                                                       8.8               12,097
Miscellaneous                                                                  1.6                2,196
Options                                                                        0.5                  627
Other Energy                                                                   3.4                4,713
Producer Durables                                                              4.3                5,910
Technology                                                                     3.1                4,225
Utilities                                                                     10.6               14,558
Short-Term Investments                                                         8.6               11,849
                                                                     -------------       --------------

Total Investments                                                             99.9              137,690
Other Assets and Liabilities, Net                                              0.1                  150
                                                                     -------------       --------------

Net Assets                                                                   100.0              137,840
                                                                     =============       ==============

                                                                                              MARKET
                                                                         % OF                 VALUE
GEOGRAPHIC DIVERSIFICATION                                                NET                 (000)
(Unaudited)                                                             ASSETS                  $
-------------------------------------------------------------------------------------------------------
Asia                                                                           7.4               10,168
Europe                                                                        40.2               55,513
Japan                                                                         19.6               26,958
Latin America                                                                  0.5                  713
Options                                                                        0.5                  627
Other                                                                          0.8                1,141
United Kingdom                                                                22.3               30,721
Short-Term Investments                                                         8.6               11,849
                                                                     -------------       --------------

Total Investments                                                             99.9              137,690
Other Assets and Liabilities, Net                                              0.1                  150
                                                                     -------------       --------------

Net Assets                                                                   100.0              137,840
                                                                     =============       ==============

See accompanying notes which are an integral part of the financial statements.

36 Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

                                                           UNREALIZED
                                                          APPRECIATION
   AMOUNT                AMOUNT                          (DEPRECIATION)
    SOLD                 BOUGHT        SETTLEMENT             (000)
   (000)                 (000)            DATE                  $
------------         --------------    ----------        --------------
USD      112         AUD        200     03/19/03                     --
USD      703         CAD      1,100     03/19/03                    (10)
USD       30         CHF         42     01/07/03                     --
USD       31         CHF         43     01/07/03                     --
USD       31         CHF         43     01/07/03                     --
USD       43         CHF         59     01/07/03                     --
USD       46         CHF         64     01/07/03                     --
USD       77         CHF        107     01/07/03                     --
USD       31         DKK        222     01/07/03                     --
USD        2         EUR          2     01/07/03                     --
USD       29         EUR         27     01/07/03                     --
USD       30         EUR         29     01/07/03                     --
USD       30         EUR         29     01/07/03                     --
USD       30         EUR         29     01/07/03                     --
USD       30         EUR         29     01/07/03                     --
USD       30         EUR         29     01/07/03                     --
USD       31         EUR         29     01/07/03                     --
USD       31         EUR         29     01/07/03                     --
USD       31         EUR         29     01/07/03                     --
USD       31         EUR         29     01/07/03                     --
USD       31         EUR         30     01/07/03                     --
USD       31         EUR         30     01/07/03                     --
USD       31         EUR         30     01/07/03                     --
USD       32         EUR         30     01/07/03                     --
USD       32         EUR         31     01/07/03                     --
USD       33         EUR         32     01/07/03                     --
USD       33         EUR         32     01/07/03                     --
USD       36         EUR         34     01/07/03                     --
USD       37         EUR         35     01/07/03                     --
USD       41         EUR         39     01/07/03                     --
USD       52         EUR         50     01/07/03                     --
USD       62         EUR         59     01/07/03                     --
USD       65         EUR         62     01/07/03                     --
USD       71         EUR         68     01/07/03                     --
USD       85         EUR         81     01/07/03                     --
USD      209         EUR        200     03/19/03                     --
USD      510         EUR        500     03/19/03                     13
USD      806         EUR        800     03/19/03                     32
USD    3,565         EUR      3,500     03/19/03                     95
USD       31         GBP         19     01/07/03                     --
USD       31         GBP         19     01/07/03                     --
USD       31         GBP         19     01/07/03                     --
USD       31         GBP         19     01/07/03                     --
USD       31         GBP         19     01/07/03                     --
USD       31         GBP         19     01/07/03                     --
USD       32         GBP         20     01/07/03                     --
USD       34         GBP         21     01/07/03                     --
USD       42         GBP         26     01/07/03                     --
USD       43         GBP         27     01/07/03                     --
USD       44         GBP         28     01/07/03
USD       55         GBP         34     01/07/03                     --
USD       62         GBP         38     01/07/03                     --
USD       66         GBP         41     01/07/03                     --
USD       91         GBP         57     01/07/03                     --
USD       92         GBP         58     01/07/03                     --
USD      114         GBP         71     01/07/03                     --
USD      135         GBP         84     01/07/03                     --
USD      641         GBP        400     03/19/03                     --
USD      626         GBP        400     03/19/03                     14
USD    2,690         GBP      1,700     03/19/03                     32
USD       38         JPY      4,441     01/08/03                     --
USD       29         JPY      3,423     01/08/03                     --
USD       25         JPY      2,933     01/08/03                     --
USD       24         JPY      2,856     01/08/03                     --
USD       22         JPY      2,649     01/08/03                     --
USD       21         JPY      2,498     01/08/03                     --
USD       20         JPY      2,334     01/08/03                     --
USD       19         JPY      2,235     01/08/03                     --
USD       18         JPY      2,089     01/08/03                     --
USD       17         JPY      2,067     01/08/03                     --
USD       17         JPY      1,955     01/08/03                     --
USD       16         JPY      1,938     01/08/03                     --
USD       15         JPY      1,781     01/08/03                     --
USD       14         JPY      1,650     01/08/03                     --
USD       13         JPY      1,525     01/08/03                     --
USD       11         JPY      1,318     01/08/03                     --
USD      507         JPY     60,000     03/19/03                     --
USD      417         JPY     50,000     03/19/03                      6
USD    2,483         JPY    300,000     03/19/03                     50
USD    1,547         JPY    190,000     03/19/03                     57
USD       12         NOK         85     01/07/03
USD       30         NOK        205     01/07/03                     --
USD       33         NOK        228     01/07/03                     --
USD       31         SEK        267     01/07/03                     --
USD       31         SEK        270     01/07/03                     --
USD       34         SEK        294     01/07/03                     --
USD       37         SEK        325     01/07/03                     --
USD       41         SEK        358     01/07/03                     --
USD       44         SEK        386     01/07/03                     --
USD       56         SEK        490     01/07/03                     --
CAD    2,000         USD      1,262     03/19/03                     --
CHF    1,300         USD        894     03/19/03                   (48)
SEK    1,500         USD        165     03/19/03                    (7)
SGD      100         USD         57     03/19/03                    (1)
                                                         --------------
                                                                    233
                                                         ==============

  See accompanying notes which are an integral part of the financial statements.

                                                                Non-U.S. Fund 37

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
OBJECTIVE: To maximize total return through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities.

INVESTS IN: Fixed-income securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy and employed two managers with distinct approaches to managing portfolios of intermediate-maturity fixed income securities.

                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

   DATES                   CORE BOND FUND                 LB AGGREGATE**
Inception*                     $10,000                       $10,000
   1997                        $10,973                       $10,966
   1998                        $11,784                       $11,918
   1999                        $11,712                       $11,820
   2000                        $12,883                       $13,194
   2001                        $13,837                       $14,308
   2002                        $15,060                       $15,776

                        YEARLY PERIODS ENDED DECEMBER 31

CORE BOND FUND

PERIODS ENDED      GROWTH OF        TOTAL
  12/31/02         $  10,000        RETURN
-------------      ---------        ------
1 Year             $  10,884          8.84%
5 Years            $  13,724          6.53%
Inception          $  15,060          7.07%#

LEHMAN BROTHERS AGGREGATE BOND INDEX

PERIODS ENDED      GROWTH OF        TOTAL
  12/31/02         $  10,000        RETURN
-------------      ---------        ------
1 Year             $  11,026         10.26%
5 Years            $  14,387          7.55%#
Inception          $  15,776          7.89%#

PERFORMANCE REVIEW
For the year ended December 31, 2002, the RIF Core Bond Fund posted a gain of 8.84%. This compared to a 10.26% return for the Lehman Brothers Aggregate Bond Index.

Fixed income markets responded to investors' changing perceptions of the macro-economic environment during this period. From January 2002 to March 2002, rates rose causing credit sectors to outperform in reaction to initial positive economic indicators and statements from Federal Reserve Chairman Alan Greenspan. The latter half of the fiscal year was the opposite, during which rates fell and investors favored ratings quality. This caused non-treasury sectors to underperform relative to equivalent treasuries.

PORTFOLIO HIGHLIGHTS
During most of the fiscal year under review, active managers had a difficult time outperforming the benchmark Lehman Brothers' Aggregate Bond Index. While moderately underperforming the benchmark, the Fund's managers nevertheless outperformed peers. This environment was hostile for active managers for several reasons: rates were volatile, non-treasury sectors (investment grade corporate bonds, mortgages, asset-backed securities) underperformed--active managers tend to use these sectors as a source of excess return over treasuries; and high numbers of corporate bonds were downgraded as economic growth was uncertain and corporations' ability to service their debt was questioned.

38 Core Bond Fund

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
The market was not favorable to the Fund's strategy of overweighting non-treasury sectors. Corporate bonds underperformed during the fiscal period, and the Fund's overweight to this sector resulted in benchmark-relative underperformance. While the portfolio's overweight in the mortgage sector helped reduce the negative impact of its exposure to corporate issues, the outperformance of mortgages was less than the Fund's corporate sector underperformance. The Fund's multi-manager strategy had a positive effect on returns since holdings were more diversified than those of the average single-manager fund as determined by comparison to other funds with similar investment goals in the industry.

The Fund's strong performance in the fourth quarter contrasted with second and third quarter results. Fund returns were enhanced by good issue selection and its exposure to high yield and corporate bonds. The Fund's short duration position relative to the benchmark also added to performance.

In the fourth quarter of 2002, the market environment was generally friendly to active management. Yield spreads tightened in most sectors which resulted in good performance in non-treasury sectors. High yield issues outperformed equivalent treasuries by roughly 600 basis points, one of the best quarters on record. Emerging market debt also recovered after returning dismal results in the second and third quarters. With elections over in Brazil, markets settled down, and Brazilian emerging markets debt outperformed the Lehman Brothers Aggregate Bond Index by more than 12%. Although the Fund's exposure to emerging markets debt is small, these results still added to the portfolio's performance.

The Fund remained consistent with its investment strategy by overweighting non-treasury sectors. The Fund's managers performed within expectations given their overweight to corporate issues.

PIMCo performed well compared to peers during most of the period. The firm favored treasuries, a strategy which was rewarded in the market's flight to quality. Yet, this manager underperformed the benchmark mostly due to particular holdings in corporate issues within the utility and energy sectors.

TimesSquare Capital Management made positive contributions to performance by using derivatives as a hedge to lengthen the average maturity of the Fund during the last few months of the fiscal period. Since the firm increased exposure to corporate bonds early in the period, this strategy enabled it to continue holding issues it deemed a good value that were not favored by the market at the time.

TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)                  DECEMBER 31, 2002

Federal National Mortgage Association                       17.2%
Federal Home Loan Mortgage Corp.                             9.6
United States Treasury                                       5.7
Government National Mortgage Association                     4.4
Deutsche Bundesrepublik                                      3.2
ANZ Delaware, Inc.                                           1.5
BP America, Inc.                                             1.5
General Motors Acceptance Corp.                              1.4
Ford Motor Credit Co.                                        1.0
Lloyds Bank PLC                                              0.9

PORTFOLIO CHARACTERISTICS

                                                     DECEMBER 31, 2002

Weighted Average Quality Diversification                           Aa1
Weighted Average Years-to-Maturity                           6.2 Years
Weighted Average Duration                                    3.6 Years
Current Yield (SEC 30-day standardized)                           3.25%
Number of Issues                                                   309
Number of Issuers                                                  175

MONEY MANAGERS                                                  STYLES

Pacific Investment Management Co., LLC                 Sector Rotation
TimesSquare Capital Management, Inc.                   Sector Rotation

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

#    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                               Core Bond Fund 39

CORE BOND FUND

STATEMENT OF NET ASSETS--DECEMBER 31, 2002

                                                                        PRINCIPAL             MARKET
                                                                         AMOUNT               VALUE
                                                                          (000)               (000)
                                                                            $                   $
-------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 79.0%
Asset-Backed Securities - 1.7%
Advanta Equipment Receivables
    Series 2000-1 Class B
        7.560% due 02/15/07                                                    214                  220
Citibank Credit Card Issuance Trust
    Series 2001-A6 Class A6
        5.650% due 06/16/08                                                    475                  518
Continental Airlines, Inc.
        6.900% due 01/02/18                                                     74                   65
        6.545% due 02/02/19                                                     67                   58
Fleet Credit Card Master Trust II
    Series 2001-C Class A
        3.860% due 03/15/07                                                    375                  388
General Motors Acceptance Corp.
        2.178% due 07/30/04 (E)                                                400                  388
Niagara Mohawk Power Corp.
        7.625% due 10/01/05                                                    132                  147
Parker Hannifin Employee Stock
    Ownership Trust
        6.340% due 07/15/08                                                    320                  350
Small Business Administration
        7.449% due 08/01/10                                                     90                  102
Systems 2001 AT LLC
        7.156% due 12/15/11                                                    157                  167
                                                                                         --------------
                                                                                                  2,403
                                                                                         --------------
Corporate Bonds and Notes - 16.5%
Ahold Finance USA, Inc.
        8.250% due 07/15/10                                                    100                  110
Amerada Hess Corp.
        7.300% due 08/15/31                                                     70                   76
AOL Time Warner, Inc.
        7.625% due 04/15/31                                                    720                  740
        7.700% due 05/01/32                                                    600                  624
AT&T Corp.
        8.500% due 11/15/31                                                    640                  705
AT&T Wireless Services, Inc.
        8.125% due 05/01/12                                                     20                   20
BAE Systems Holdings, Inc.
        6.400% due 12/15/11                                                    380                  395
Bank of America Corp.
        7.800% due 02/15/10                                                     15                   18
    Series MTNI
        2.108% due 10/22/04 (E)                                                250                  251
BankBoston Corp.
    Series B
        8.250% due 12/15/26                                                     80                   85
Boeing Capital Corp.
        5.800% due 01/15/13                                                    100                  101
Burlington Northern Santa Fe Corp.
        6.875% due 12/01/27                                                    125                  139
Campbell Soup Co.
        5.875% due 10/01/08                                                     70                   78
CIT Group, Inc.
        5.625% due 05/17/04                                                  1,100                1,131
        6.500% due 02/07/06                                                     95                  100
        6.875% due 11/01/09                                                     35                   38
Citigroup, Inc.
        7.250% due 10/01/10                                                    195                  226
        6.500% due 01/18/11                                                  1,000                1,122
        5.625% due 08/27/12                                                    170                  179
Clear Channel Communications, Inc.
        6.000% due 11/01/06                                                     30                   32
Comcast Cable Communications
        8.375% due 05/01/07                                                    195                  219
Countrywide Home Loans, Inc.
    Series MTNK
        5.500% due 02/01/07                                                     50                   53
Credit Suisse First Boston USA, Inc.
        4.625% due 01/15/08                                                     70                   71
Dana Corp.
        6.250% due 03/01/04                                                     50                   50
Detroit Edison Co.
        6.350% due 10/15/32                                                     90                   95
Eastman Chemical Co.
        7.000% due 04/15/12                                                     30                   33
EL Paso Corp.
        7.000% due 05/15/11                                                     20                   14
        8.050% due 10/15/30                                                  1,000                  620
Eli Lilly & Co.
        6.770% due 01/01/36                                                    235                  263
FedEx Corp.
        7.600% due 07/01/97 (p)                                                 65                   70
Fifth Third Bank Michigan
        7.750% due 08/15/10                                                    155                  174
First Union Capital I
    Series A
        7.935% due 01/15/27                                                     55                   60
FirstEnergy Corp.
    Series C
        7.375% due 11/15/31                                                    195                  189
Ford Motor Co.
        6.375% due 02/01/29                                                     70                   54
Ford Motor Credit Co.
        6.875% due 02/01/06                                                    305                  306
        7.375% due 02/01/11                                                    345                  335
Foster's Finance Corp.
        6.875% due 06/15/11                                                    120                  137
General Motors Acceptance Corp.
        2.560% due 01/20/04 (E)                                                100                   99
        2.270% due 07/20/04 (E)                                                900                  873
        6.125% due 09/15/06                                                    100                  102
        6.875% due 09/15/11                                                    330                  329
        7.000% due 02/01/12                                                    190                  191
Golden West Financial Corp.
        4.125% due 08/15/07                                                    110                  113
        4.750% due 10/01/12                                                     95                   96

40 Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                        PRINCIPAL             MARKET
                                                                         AMOUNT               VALUE
                                                                          (000)               (000)
                                                                            $                   $
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
        6.875% due 01/15/11                                                    225                  251
HJ Heinz Co.
        6.375% due 07/15/28                                                     20                   21
HJ Heinz Finance Co. Step Up Bond
        7.250% due 03/15/32                                                    105                  116
Household Finance Corp.
        6.375% due 10/15/11                                                    115                  120
        6.375% due 11/27/12                                                    115                  120
International Lease Finance Corp.
        6.375% due 03/15/09                                                    100                  107
International Paper Co.
        5.850% due 10/30/12                                                     30                   31
ITT Industries, Inc.
        7.400% due 11/15/25                                                    150                  160
John Deere Capital Corp.
        7.000% due 03/15/12                                                    135                  157
JP Morgan & Co., Inc.
    Series MTNA
        6.000% due 01/15/09                                                    120                  126
Kellogg Co.
    Series B
        7.450% due 04/01/31                                                    140                  171
KeySpan Corp.
        7.250% due 11/15/05                                                     50                   56
        7.625% due 11/15/10                                                    150                  178
Kroger Co.
        8.000% due 09/15/29                                                    100                  118
        7.500% due 04/01/31                                                     30                   34
Lehman Brothers Holdings, Inc.
        6.625% due 01/18/12                                                    135                  149
Lockheed Martin Corp.
        8.200% due 12/01/09                                                    400                  494
        8.500% due 12/01/29                                                    120                  161
Manufacturers & Traders Trust Co.
        8.000% due 10/01/10                                                     75                   90
Marshall & Isley bank
        5.250% due 09/04/12                                                     50                   52
Mizuho Preferred Capital Co. LLC
    Step Up Bond
        8.790% due 12/29/49                                                    320                  271
Morgan Stanley
        5.625% due 01/20/04                                                    225                  234
        6.750% due 04/15/11                                                    115                  128
Natexis Ambs Co. LLC
        8.440% due 12/29/49                                                    120                  140
National City Corp.
        6.875% due 05/15/19                                                    125                  136
National Rural Utilities Cooperative Finance
        5.750% due 08/28/09                                                     60                   64
    Series MTNC
        7.250% due 03/01/12                                                  1,000                1,147
NB Capital Trust IV
        8.250% due 04/15/27                                                     90                  104
News America Holdings
        7.750% due 12/01/45                                                    190                  187
News America, Inc.
        6.750% due 01/09/38                                                     20                   20
Nisource Finance Corp.
        7.875% due 11/15/10                                                    120                  132
Norfolk Southern Corp.
        7.700% due 05/15/17                                                    115                  141
        7.900% due 05/15/97 (b)                                                 65                   76
North Fork BanCorp., Inc.
        5.875% due 08/15/12                                                    140                  152
Occidental Petroleum Corp.
        9.250% due 08/01/19                                                     95                  124
Oncor Electric Delivery Co.
        7.250% due 01/15/33                                                    110                  113
Pinnacle Partners
        8.830% due 08/15/04                                                    100                   94
Progress Energy, Inc.
        7.000% due 10/30/31                                                    130                  135
Progressive Corp. (The)
        6.250% due 12/01/32                                                     60                   62
Prudential Funding LLC
        6.600% due 05/15/08                                                     80                   89
Qwest Capital Funding, Inc.
        7.000% due 08/03/09                                                     25                   16
Raytheon Co.
        8.200% due 03/01/06                                                    100                  112
Safeway, Inc.
        7.250% due 02/01/31                                                     95                  107
Sears Roebuck Acceptance
        7.000% due 06/01/32                                                     40                   34
Sprint Capital Corp.
        6.125% due 11/15/08                                                     50                   46
        7.625% due 01/30/11                                                    600                  570
        8.375% due 03/15/12                                                    410                  408
        6.875% due 11/15/28                                                    410                  330
        8.750% due 03/15/32                                                    100                   95
Supervalu, Inc.
        7.500% due 05/15/12                                                     75                   81
TCI Communications, Inc.
        8.000% due 08/01/05                                                    265                  275
Tele-Communications-TCI Group
        9.800% due 02/01/12                                                     70                   84
        7.875% due 08/01/13                                                    190                  209
Time Warner Cos
        7.570% due 02/01/24                                                     65                   65
Toys R US, Inc.
        7.625% due 08/01/11                                                     60                   59
Union Pacific Corp.
        5.750% due 10/15/07                                                    270                  295
        6.125% due 01/15/12                                                    115                  126
Union Planters Corp.
        7.750% due 03/01/11                                                     50                   59

                                                               Core Bond Fund 41

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                        PRINCIPAL             MARKET
                                                                         AMOUNT               VALUE
                                                                          (000)               (000)
                                                                            $                   $
-------------------------------------------------------------------------------------------------------
US Bancorp/First Bank
    Series MTNJ
        6.875% due 12/01/04                                                    275                  300
USX Corp./Consolidated
        8.500% due 03/01/23                                                    140                  165
Verizon Florida, Inc.
        6.125% due 01/15/13                                                     70                   75
Wachovia Corp.
        7.550% due 08/18/05                                                     50                   56
        7.500% due 07/15/06                                                    150                  170
Waste Management, Inc.
        6.500% due 05/15/04                                                  1,000                1,031
Wells Fargo Bank NA
        7.550% due 06/21/10                                                     50                   60
Weyerhaeuser Co.
        5.250% due 12/15/09                                                     70                   71
Williams Cos., Inc.
        8.750% due 03/15/32                                                  1,100                  721
Wisconsin Central Transport
        6.625% due 04/15/08                                                    325                  367
WorldCom, Inc. - WorldCom Group
        8.250% due 05/15/31 (0)                                                120                   28
Zions BanCorp
        6.500% due 10/15/11                                                    110                  116
                                                                                         --------------
                                                                                                 23,108
                                                                                         --------------
Emerging Markets Debt - 0.7%
Brazilian Government International Bond
        2.563% due 04/15/06 (E)                                                 56                   43
        11.000% due 01/11/12                                                   500                  334
        11.000% due 08/17/40                                                   400                  249
Panama Government International Bond
        9.375% due 07/23/12                                                    100                  108
Russia Government International Bond
        5.000% due 03/31/30                                                    245                  194
                                                                                         --------------
                                                                                                    928
                                                                                         --------------
International Debt - 6.5%
Abbey National PLC Step Up Bond
        6.700% due 06/29/49 (b)                                                150                  168
AES Drax Energy, Ltd.
    Series B
        11.500% due 08/30/10                                                   190                    2
Amvescap PLC
        5.900% due 01/15/07                                                    155                  164
AXA
        8.600% due 12/15/30                                                    130                  149
British Telecommunications PLC
        8.375% due 12/15/10                                                    110                  132
        8.875% due 12/15/30                                                    375                  478
Conoco Funding Co.
        6.350% due 10/15/11                                                    445                  497
Corp Nacional del Cobre de Chile -
    CODELCO
        6.375% due 11/30/12                                                    120                  126
Den Norske Bank ASA
        7.729% due 06/29/49                                                    260                  295
Deutsche Telekom International
    Finance BV
        8.750% due 06/15/30                                                    825                  953
France Telecom
        8.700% due 03/01/06                                                    400                  438
        9.250% due 03/01/11                                                    380                  439
Korea Development Bank
        4.250% due 11/13/07                                                     50                   51
        5.500% due 11/13/12                                                     40                   42
Kyivstar GSM Bonds
        12.750% due 11/21/05                                                    90                   91
Laidlaw, Inc.
        7.875% due 04/15/05 (0)                                                130                   62
Mexico (United Mexican States)
    Series B
        6.250% due 12/31/19                                                    400                  389
Mexico Government International Bond
        8.375% due 01/14/11                                                    100                  113
        8.000% due 09/24/22                                                    700                  725
        8.300% due 08/15/31                                                    160                  169
Pearson PLC
        7.000% due 06/15/11                                                     50                   57
Petroleos Mexicanos
        9.500% due 09/15/27                                                    170                  190
Poland Government International Bond
        4.500% due 10/27/24                                                    200                  182
Province of Quebec
        7.500% due 07/15/23                                                    460                  561
Royal Bank of Scotland Group PLC
        7.648% due 08/31/49 (b)                                                125                  145
    Series 1
        9.118% due 03/31/49 (b)                                                650                  802
Royal KPN NV
        8.000% due 10/01/10                                                    555                  650
Santander Financial Issuances
        6.800% due 07/15/05                                                     45                   48
        6.375% due 02/15/11                                                    110                  112
Sappi Papier Holding AG
        6.750% due 06/15/12                                                    195                  214
Standard Chartered Bank
        8.000% due 05/30/31                                                    175                  201
Stora Enso Oyj
        7.375% due 05/15/11                                                    185                  214
TPSA Finance BV
        7.750% due 12/10/08                                                     65                   66
UPM-Kymmene Oyj
        5.625% due 12/01/14                                                     90                   93
XL Capital Europe PLC
        6.500% due 01/15/12                                                    130                  139
                                                                                         --------------
                                                                                                  9,157
                                                                                         --------------

42 Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                        PRINCIPAL             MARKET
                                                                         AMOUNT               VALUE
                                                                          (000)               (000)
                                                                            $                   $
-------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities - 38.2%
Chase Mortgage Finance Corp.
    Series 1993-N Class A9
        6.750% due 11/25/24                                                    850                  875
    Series 2002-A1 Class 1A1
        6.214% due 12/25/29 (E)                                                119                  125
CS First Boston Mortgage Securities Corp.
    Series 2001-AR24 Class 3A
        6.154% due 12/25/31                                                    504                  518
    Series 2001-S18 Class A2
        1.770% due 08/25/31 (E)                                                297                  296
    Series 2002-10 Class 2A1
        7.500% due 05/25/32                                                    256                  269
    Series 2002-18 Class 1AIO
        7.500% due 06/25/32                                                    400                   52
    Series 2002-22 Class 1AIO
        8.000% due 07/25/32                                                    550                   76
Federal Home Loan Mortgage Corp.
        5.000%15 Year Gold TBA (d)                                             495                  505
        5.500%15 Year Gold TBA (d)                                           1,300                1,342
        6.000% 15 Year Gold TBA (d)                                            100                  105
        5.500%30 Year Gold TBA (d)                                             765                  777
        6.500% 30 Year Gold TBA (d)                                          7,960                8,258
        6.000% due 2016                                                        400                  419
        7.853% due 2030 (E)                                                     26                   27
        7.500% due 2032                                                        446                  475
    Series 2000-2266 Class F
        1.870% due 11/15/30 (E)                                                278                  279
Federal National Mortgage Association
        5.500%15 Year TBA (d)                                                2,300                2,382
        6.000%15 Year TBA (d)                                                7,925                8,281
        6.000% 30 Year TBA (d)                                               1,675                1,725
        7.000% 30 Year TBA (d)                                               2,775                2,916
        7.500% 30 Year TBA (d)                                               1,835                1,948
        6.000% due 2016                                                        324                  340
        3.913% due 2017 (E)                                                    148                  149
        5.500% due 2017                                                      1,982                2,057
        6.000% due 2017                                                      5,573                5,832
        6.500% due 2032                                                        503                  524
        7.000% due 2032                                                        257                  272
        4.450% due 2036 (E)                                                  1,505                1,545
    Series 1992-10 Class ZD
        8.000% due 11/25/21                                                  1,186                1,311
Federal National Mortgage Association
    Whole Loan
    Series 2002-W1 Class 2AIO
        0.641% due 04/25/42                                                  5,523                  167
    Series 2002-W6 Class 2AIO
        0.411% due 06/25/42                                                  5,190                   97
FHA VA Reperforming Pass Thru
    Class A1
        6.500% due 01/30/43                                                    200                  211
First Nationwide Trust
    Series 2001-4 Class 3A5
        2.020% due 09/25/31 (E)                                                343                  344
Government National Mortgage Association
        6.000% 30 Year TBA (d)                                                 725                  751
    Series 2000-29 Class F
        1.920% due 09/20/30 (E)                                                355                  357
Government National Mortgage
    Association I
        6.500% 30 Year TBA (d)                                               1,125                1,180
        6.000% due 2029                                                         86                   90
        6.500% due 2029                                                        179                  188
        7.000% due 2029                                                        177                  188
        6.500% due 2031                                                        892                  937
        7.000% due 2031                                                        905                  961
        6.500% due 2032                                                        690                  725
Government National Mortgage
    Association II
        5.375% due 2026 (E)                                                  1,118                1,150
        5.750% due 2027 (E)                                                     96                   99
        6.000% due 2028                                                        334                  348
        4.500% due 2032 (E)                                                    807                  824
Norwest Asset Securities Corp.
    Series 1998-14 Class A2
        6.500% due 06/25/13                                                     16                   16
Residential Asset Mortgage Products, Inc.
    Series 2002-RZ4 Class AIO
        5.750% due 04/25/05                                                  1,250                   91
Salomon Brothers Mortgage Securities VII
    Series 1999-NC4 Class A
        1.820% due 09/25/29 (E)                                                 94                   94
Sequoia Mortgage Trust
    Series 2001-5 Class A
        1.770% due 10/19/26 (E)                                                438                  436
Vendee Mortgage Trust
    Series 2002-1 Class 2IO
        0.250% due 08/15/31                                                 10,905                  128
Wells Fargo Mortgage Backed
    Securities Trust
    Series 2001-34 Class 3A
        6.083% due 01/25/32 (E)                                                510                  514
                                                                                          --------------
                                                                                                 53,576
                                                                                         --------------
Municipal Bonds - 0.4%
Clark County Nevada General
    Obligation Limited, weekly demand
        5.000% due 06/01/32 (u)                                                600                  607
                                                                                         --------------
Non-US Bonds - 4.1%
Deutsche Bundesrepublik
        5.250% due 07/04/10                                      EUR         5,000                5,678
Mexico Government International Bond
    Value Recovery Rights
    Series B
        0.000% due 06/30/04 (AE)(E)                              MXN         1,100                    4
                                                                                         --------------
                                                                                                  5,682
                                                                                         --------------

                                                               Core Bond Fund 43

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                        PRINCIPAL             MARKET
                                                                         AMOUNT               VALUE
                                                                          (000)               (000)
                                                                            $                   $
-------------------------------------------------------------------------------------------------------
United States Government
Agencies - 4.0%
Federal Home Loan Mortgage Corp.
        3.250% due 01/15/04                                                    500                  510
        6.625% due 09/15/09                                                    530                  622
        6.875% due 09/15/10                                                    845                1,008
        6.750% due 03/15/31                                                    405                  484
Federal National Mortgage Association
        5.000% due 01/20/07                                                    280                  291
        6.250% due 03/22/12                                                    425                  459
        6.250% due 05/15/29                                                    255                  284
Financing Corp. Principal STRIP
        0.000% due 05/11/18                                                    480                  206
        0.000% due 12/06/18                                                    520                  214
        0.000% due 12/27/18                                                  1,775                  729
        0.000% due 04/05/19                                                    420                  169
        0.000% due 09/26/19                                                    290                  113
    Series 15P
        0.000% due 03/07/19                                                    240                   97
Residual Funding Principal STRIP
        0.000% due 10/15/20                                                    600                  226
United States Treasury Principal STRIP
        0.000% due 05/15/17                                                    400                  197
                                                                                         --------------
                                                                                                  5,609
                                                                                         --------------
United States Government
Treasuries - 6.9%
United States Treasury
    Inflation Indexed Bonds
        3.375% due 01/15/07 (s)                                                114                  124
        3.875% due 01/15/09                                                    221                  246
        3.375% due 01/15/12                                                    102                  112
        3.000% due 07/15/12                                                    100                  106
        3.625% due 04/15/28                                                    336                  393
        3.875% due 04/15/29                                                  1,103                1,348
United States Treasury Note
        7.875% due 11/15/04                                                    650                  726
        4.625% due 05/15/06                                                  2,515                2,711
        6.000% due 08/15/09                                                    290                  337
        5.000% due 02/15/11                                                    465                  511
        7.250% due 05/15/16                                                    200                  256
        7.500% due 11/15/16                                                  1,400                1,831
        8.750% due 05/15/17                                                    300                  434
        6.000% due 02/15/26                                                    130                  149
        5.500% due 08/15/28                                                    300                  324
United States Treasury Principal STRIP
        0.000% due 05/15/17                                                    250                  123
                                                                                         --------------
                                                                                                  9,731
                                                                                         --------------
TOTAL LONG-TERM INVESTMENTS
(cost $107,605)                                                                                 110,801
                                                                                         --------------

                                                                                             MARKET
                                                                        NUMBER               VALUE
                                                                          OF                 (000)
                                                                        SHARES                 $
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
California Federal Preferred Capital (AE)                                    8,250                  215
Centaur Funding Corp.                                                     2,65,000                  262
                                                                                         --------------

TOTAL PREFERRED STOCKS
(cost $470)                                                                                         477
                                                                                         --------------

                                                                         PRINCIPAL
                                                                           AMOUNT
                                                                            (000)
                                                                              $
                                                                         ---------
SHORT-TERM INVESTMENTS - 48.0%
American General Finance Corp.
    Series MTNE
        6.170% due 05/06/03                                                    400                  106
ANZ Delaware, Inc.
        1.310% due 03/06/03 (y)                                              2,700                2,691
Associates Corp. Of North America
        1.860% due 05/08/03 (E)                                                700                  701
BP America, Inc.
        1.320% due 03/05/03                                                  2,600                2,592
British Telecommunications PLC
        2.705% due 12/15/03 (E)                                                900                  906
Bundesschatzanweisungen
        4.250% due 03/14/03                                      EUR         1,488                1,566
CBA Delaware Finance, Inc.
        1.310% due 02/18/03 (c)(y)                                           1,500                1,497
DaimlerChrysler NA Holding Corp.
    Series MTNC
        1.650% due 08/21/03 (E)                                              1,500                1,497
Danske Corp. Commercial Paper
        1.325% due 02/27/03 (c)(y)                                           1,000                  998
Federal Home Loan Mortgage Corp.
    Discount Note
        1.280% due 04/09/03 (c)(y)                                           2,300                2,291
Federal National Mortgage Association
    Discount Note
        1.257% due 02/12/03 (c)(y)(s)                                           40                   40
Ford Motor Credit Co.
        1.920% due 06/23/03 (E)                                                250                  249
        1.684% due 11/24/03 (E)                                              1,000                  976
Frank Russell Investment Company
    Money Market Fund (C)                                                   42,740               42,740
French Treasury Note
        5.000% due 01/12/03 (c)                                  EUR         1,488                1,562
General Motors Acceptance Corp.
        1.920% due 11/07/03 (E)                                                600                  592
Hbos Treasury Services PLC
        1.350% due 03/05/03 (E)                                              1,000                  997
Household Finance Corp.
        6.125% due 02/27/03 (c)                                              1,000                1,004
Italy Buoni Poliennali Del Tesoro
        4.500% due 01/15/03 (c)                                  EUR         1,488                1,562

44 Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                        PRINCIPAL             MARKET
                                                                         AMOUNT               VALUE
                                                                          (000)               (000)
                                                                            $                   $
-------------------------------------------------------------------------------------------------------
Lloyds Bank PLC
        1.300% due 03/11/03                                                  1,600                1,595
Niagara Mohawk Power Corp.
        6.875% due 04/01/03                                                     75                   76
Philip Morris Cos., Inc.
        7.250% due 01/15/03 (c)                                                500                  501
United States Treasury Bill
        1.615% due 01/16/03 (c)(y)(s)                                           50                   50
        1.620% due 01/23/03 (c)(y)(s)                                           25                   25
        1.470% due 01/30/03 (c)(y)(s)                                           25                   25
        1.206% due 02/13/03 (c)(y)(s)                                           65                   65
        1.209% due 02/13/03 (c)(y)(s)                                           25                   25
        1.154% due 02/20/03 (c)(y)                                              25                   25
                                                                                         --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $66,767)                                                                                   67,254
                                                                                         --------------

TOTAL INVESTMENTS - 127.3%
(identified cost $174,842)                                                                      178,532

OTHER ASSETS AND LIABILITIES,
Net - (27.3%)                                                                                   (38,252)
                                                                                         --------------
NET ASSETS - 100.0%                                                                             140,280
                                                                                         ==============

                                                                                           UNREALIZED
                                                                          NOTIONAL        APPRECIATION
                                                                           AMOUNT        (DEPRECIATION)
FUTURES CONTRACTS                                                           (000)             (000)
(Number of Contracts)                                                         $                 $
-------------------------------------------------------------------------------------------------------
Long Positions
Euribor Futures
    expiration date 03/03 (160)                                                  2                   (1)

Eurodollar Futures
    expiration date 06/03 (5)                                                1,233                   25

Eurodollar Futures
    expiration date 09/03 (18)                                               4,431                  159

United States Agency Notes
    10 Year Futures
    expiration date 03/03 (11)                                               1,226                   37

United States Treasury Bonds
    expiration date 03/03 (20)                                               2,254                   95

United States Treasury Notes
    2 Year Futures
    expiration date 03/03 (6)                                                1,291                   15

United States Treasury Notes
    10 Year Futures
    expiration date 03/03 (37)                                               4,257                   64

Short Positions
Euribor Futures (UK)
    expiration date 03/03 (153)                                                  3                   44

Euribor Futures (UK)
    expiration date 06/03 (4)                                                   --                    2

Euribor Futures (Luxembourg)
    expiration date 12/03 (4)                                                    1                    3

United States Treasury Bonds
    expiration date 03/03 (7)                                                  789                  (26)

United States Treasury 5 Year Notes
    expiration date 03/03 (46)                                               5,210                 (106)

United States Treasury 10 Year Notes
    expiration date 03/03 (18)                                               2,071                  (64)
                                                                                         --------------
Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased                                                                             247
                                                                                         ==============

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 45

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

                                                                          NOTIONAL               MARKET
                                                                           AMOUNT                VALUE
OPTIONS WRITTEN                                                            (000)                 (000)
(Number of Contracts)                                                        $                     $
-------------------------------------------------------------------------------------------------------
Eurodollar Futures
    Jun 2003 98.75 Call (19)                                                    48                   (6)
    Jun 2003 97.50 Put (9)                                                      23                   --
    Jun 2003 98.00 Put (4)                                                      10                   (1)

Interest Rate Swap
    May 2003 3.25 Call (1)                                                     300                   (4)
    May 2003 3.25 Call (1)                                                     300                   (3)
    May 2003 3.25 Call (2)                                                   1,200                  (14)
    Jun 2003 4.00 Call (1)                                                     900                  (12)

Three Month LIBOR Swap
    Dec 2003 3.50 Call (1)                                                     300                   (5)
    Dec 2003 3.50 Call (2)                                                   1,700                  (28)
    Aug 2003 4.00 Call (1)                                                     900                  (13)
    Jul 2003 4.00 Call (2)                                                   1,800                  (26)

United States Treasury Notes
    10 Year Futures
    Feb 2003 117.00 Call (5)                                                     5                   (3)
                                                                                         --------------
Total Liability for Options Written
    (premiums received $80)                                                                        (115)
                                                                                         ==============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

                                                           UNREALIZED
                                                          APPRECIATION
   AMOUNT                AMOUNT                          (DEPRECIATION)
    SOLD                 BOUGHT        SETTLEMENT             (000)
    (000)                (000)            DATE                  $
-------------------------------------------------------------------------
USD       38         EUR         38     02/10/03                        2
EUR      110         USD        110     02/10/03                       (5)
                                                         ----------------
                                                                       (3)
                                                         ================

See accompanying notes which are an integral part of the financial statements.

46 Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED--DECEMBER 31, 2002

INDEX SWAPS
--------------------------------------------------------------------------------

                                                                                                      UNREALIZED
                                                   NOTIONAL                                          APPRECIATION
                                                    AMOUNT                                          (DEPRECIATION)
                                     COUNTER        (000)          FUND PAYS         TERMINATION         (000)
     UNDERLYING SECURITY              PARTY           $          FLOATING RATE           DATE              $
-----------------------------    ---------------   --------   ------------------     -----------    -------------
                                                              1 Month USD LIBOR
Bear Stearns High Yield Index    Bear Stearns           940   BBA plus 2.25%          12/31/02                  6

                                                              1 Month USD LIBOR
Bear Stearns High Yield Index    Bear Stearns           390   BBA plus 0.50%          01/01/03                  3

                                                              1 Month USD LIBOR
Bear Stearns High Yield Index    Bear Stearns           370   BBA plus 2.07%          02/01/03                  3

                                                              1 Month USD LIBOR
Bear Stearns High Yield Index    Bear Stearns           350   BBA plus 0.35%          04/30/03                  3

                                                              1 Month USD LIBOR
Bear Stearns High Yield Index    Bear Stearns           870   BBA plus 0.58%          08/31/03                  7

                                                              1 Month USD LIBOR
Bear Stearns High Yield Index    Bear Stearns           600   BBA plus 1.85%          10/31/03                  4

Lehman Brothers CMBS ERISA                                    1 Month USD LIBOR
Eligible Index                   Lehman Brothers        860   BBA minus 0.35%         01/21/03                 24

Lehman Brothers CMBS ERISA                                    1 Month USD LIBOR
Eligible Index                   Lehman Brothers        720   BBA minus 0.35%         04/30/03                 20

Lehman Brothers                                               1 Month USD LIBOR
High Yield Index                 Lehman Brothers        260   BBA plus 0.65%          06/30/03                  3

Lehman Brothers                                               1 Month USD LIBOR
High Yield Index                 Lehman Brothers        380   BBA plus 0.75%          08/31/03                  5
                                                                                                    -------------
                                                                                                               78
                                                                                                    =============

INTEREST RATE SWAPS
--------------------------------------------------------------------------------
                                                                     MARKET
  NOTIONAL                                                           VALUE
   AMOUNT                                             TERMINATION    (000)
   (000)          FUND RECEIVES         FUND PAYS        DATE          $
------------    -----------------       ---------     -----------    ------
USD    2,100    Three Month LIBOR         5.00%        06/18/13         (88)
USD      100    Three Month LIBOR         6.00%        06/18/23          (7)
                                                                     ------
Total Market Value of Interest Rate Swaps
premiums paid (received) - ($33)                                        (95)
                                                                     ======

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 47

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
OBJECTIVE: To generate a high level of total return through above-average current income, while maintaining the potential for capital appreciation.

INVESTS IN: Primarily the equity securities of US real estate investment trusts and real estate operating companies.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of three managers with distinct approaches to investing in real estate equity securities.

                                     [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

  DATES             REAL ESTATE FUND          NAREIT EQUITY REIT**
Inception*              $10,000                     $10,000
  1999                  $ 9,274                     $ 9,153
  2000                  $11,800                     $11,564
  2001                  $12,725                     $13,176
  2002                  $13,209                     $13,678

  DATES             CORE BOND FUND            LB AGGREGATE**
Inception*              $10,000                     $10,000
  1997                  $10,973                     $10,966
  1998                  $11,784                     $11,918
  1999                  $11,712                     $11,820
  2000                  $12,883                     $13,194
  2001                  $13,837                     $14,308
  2002                  $15,060                     $15,776


                        YEARLY PERIODS ENDED DECEMBER 31

REAL ESTATE SECURITIES FUND

 PERIODS ENDED                   GROWTH OF        TOTAL
   12/31/02                       $10,000         RETURN
--------------                   ---------        ------
1 Year                           $  10,380          3.80%
Inception*                       $  13,209          7.85%#

NAREIT EQUITY REIT INDEX

 PERIODS ENDED                   GROWTH OF        TOTAL
   12/31/02                       $10,000         RETURN
--------------                   ---------        ------
1 Year                           $  10,381          3.81%
Inception*                       $  13,678          8.92%#

PERFORMANCE REVIEW
For the year ended December 31, 2002, the Real Estate Securities Fund returned 3.80%, compared to its benchmark, the NAREIT Equity REIT Index, which gained 3.81%.

MARKET AND PORTFOLIO HIGHLIGHTS
The twelve months ended December 31, 2002 provided a challenging environment for active management due to the wide dispersion of returns by property sector over the year. Managers that track closely to the benchmark sector weights were less challenged than those that explicitly emphasize property sector selection in the portfolio construction process.

REITs, as well as small cap and value stocks, performed well at the beginning of 2002. High dividend yield and the perceived defensive orientation of the asset class continued to attract investors. Additionally the relative ease in understanding REIT company earnings was an attractive feature in an environment marred by perceptions of corporate misdeeds. The best performing sectors during the period were lodging/resorts, diversified, and shopping centers.

Strong returns continued through the end of June, with second quarter returns driven by the regional malls, shopping centers and industrial sectors. Although real estate typically lags other sectors of the economy, it seemed to benefit as the economy appeared to enter the early stages of a recovery phase.

By the third quarter, broad-based selling pressure contributed to a reversal in REIT performance. While there were modest net inflows to dedicated REIT mutual funds during the quarter, this was more than offset by redemptions from small cap stock mutual funds that hold REITs within their portfolios. Many of these funds were forced to liquidate their best performing stocks to meet redemptions. Concerns over earnings continued to weigh on office, apartment, and hotel companies.

48 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
Performance was relatively flat in the fourth quarter as funds flows stabilized. The strongest performing sectors were specialty and shopping centers.

For the full year, the retail and industrial sectors were strong performers, driven in large part by resilient consumer spending. Regional malls, in particular, were viewed as a safe haven as investors remained confident in market fundamentals and earnings prospects. The office, apartments, and lodging/resorts sectors posted negative returns for the year. These sectors suffered from weak job growth, which translated into weaker than expected demand and earnings growth. Apartment companies also suffered from strong single-family home demand resulting from historically low mortgage interest rates.

The REIT market generally favored market-oriented styles. This was the dominant style in the Fund and contributed to positive performance results. Market-oriented manager RREEF substantially outperformed the benchmark, adding value from both sector selection including overweight positions in the regional malls and industrial sectors and stock selection. RREEF was also underweight in the lodging sector at times during the period when this sector performed poorly. Value manager AEW slightly underperformed the benchmark. Positive stock selection was offset by poor sector selection, including slight overweight positions in the apartments and office sectors which struggled over the year due to concerns for earnings in the midst of a slow economy. Growth manager Security Capital underperformed the benchmark, primarily due to an overweight position in the apartments sector. Security Capital also suffered from an overweight in the lodging sector during this sector's underperformance. Fund management monitored Security Capital following GE Capital's acquisition of this firm in May 2002. A lower target weight was adopted for this manager to reflect these concerns.

The Fund's underweight position in three of the largest companies in the benchmark (Equity Office Properties Trust, Equity Residential Properties Trust and Plum Creek Timber Company) helped performance as all three companies underperformed the benchmark. The replacement of Cohen & Steers with RREEF was deemed a success, based on RREEF's strong performance since they were hired in March 2002. RREEF is a core manager that has demonstrated consistent performance in both up and down markets due to effective sector and stock selection. RREEF completed the repositioning of the Cohen & Steers portfolio in early April, which resulted in a significant reduction in office company exposure and increase to retail sector companies. Both changes helped performance for the balance of the year.

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                     DECEMBER 31, 2002

Simon Property Group, Inc.                                     6.0%
General Growth Properties, Inc.                                4.7
Archstone-Smith Trust                                          4.6
Boston Properties, Inc.                                        4.1
Prologis                                                       3.9
Equity Residential                                             3.8
AvalonBay Communities, Inc.                                    3.3
Apartment Investment & Management Co. Class A                  3.2
Starwood Hotels & Resorts Worldwide, Inc.                      3.0
Vornado Realty Trust                                           2.8

PORTFOLIO CHARACTERISTICS
                                                        DECEMBER 31, 2002

Current P/E Ratio                                                    19.8x
Portfolio Price/Book Ratio                                           1.65x
Market Capitalization - $-Weighted Average                        3.03 Bil
Number of Holdings                                                      60

MONEY MANAGERS                                               STYLES

AEW Capital Management, LP                              Value
RREEF America, LLC                                      Market-Oriented
Security Capital Research & Management, Inc.            Growth

* Real Estate Securities Fund assumes initial investment on April 30, 1999. NAREIT Index comparison for the initial investment began May 1, 1999.

** National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

#    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                  Real Estate Securities Fund 49

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS--DECEMBER 31, 2002

                                                                       PRINCIPAL             MARKET
                                                                        AMOUNT               VALUE
                                                                        (000)                (000)
                                                                          $                    $
-------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.0%
Apartment - 23.4%
Apartment Investment & Management Co.
 Class A (o)                                                               135,000                5,060
Archstone-Smith Trust (o)                                                  315,317                7,423
AvalonBay Communities, Inc. (o)                                            137,000                5,362
BRE Properties Class A (o)                                                  97,300                3,036
Camden Property Trust (o)                                                   63,753                2,104
Chateau Communities, Inc. (o)                                               28,500                  656
Equity Residential (o)                                                     248,600                6,111
Essex Property Trust, Inc. (o)                                              53,700                2,731
Gables Residential Trust (o)                                                10,700                  267
Summit Properties, Inc. (o)                                                 44,000                  783
Sun Communities, Inc. (o)                                                   21,500                  786
Town & Country Trust (The) (o)                                                 500                   11
United Dominion Realty Trust, Inc. (o)                                     193,100                3,159
                                                                                         --------------
                                                                                                 37,489
                                                                                         --------------
Health Care - 0.7%
Healthcare Realty Trust, Inc. (o)                                           18,000                  527
Senior Housing Properties Trust (o)                                         55,400                  588
                                                                                         --------------
                                                                                                  1,115
                                                                                         --------------
Hotels/Leisure - 6.6%
Fairmont Hotels & Resorts, Inc.                                             74,800                1,762
Hilton Hotels Corp.                                                        107,200                1,363
Hospitality Properties Trust (o)                                            26,000                  915
Host Marriott Corp. (o)                                                    131,600                1,165
Meristar Hospitality Corp. (o)                                              23,000                  152
RFS Hotel Investors, Inc. (o)                                               30,500                  331
Starwood Hotels & Resorts Worldwide, Inc.                                  204,132                4,846
                                                                                         --------------
                                                                                                 10,534
                                                                                         --------------
Office/Industrial - 33.0%
AMB Property Corp. (o)                                                     156,400                4,279
Arden Realty, Inc. (o)                                                     119,000                2,636
Boston Properties, Inc. (o)                                                178,700                6,587
Brookfield Properties Co.                                                  122,400                2,472
CarrAmerica Realty Corp. (o)                                               119,600                2,996
Catellus Development Corp. (AE)                                             98,000                1,945
Centerpoint Properties Corp. (o)                                            19,500                1,114
Corporate Office Properties Trust (o)                                      100,360                1,408
Crescent Real Estate Equities Co. (o)                                       31,500                  524
Duke Realty Corp. (o)                                                       30,000                  764
Equity Office Properties Trust (o)                                         121,300                3,030
First Industrial Realty Trust, Inc. (o)                                     44,500                1,246
Highwoods Properties, Inc. (o)                                              30,000                  663
Home Properties of NY, Inc. (o)                                              8,500                  293
Kilroy Realty Corp. (o)                                                     45,000                1,037
Liberty Property Trust (o)                                                  97,700                3,121
Mack-Cali Realty Corp. (o)                                                 147,900                4,481
Plum Creek Timber Co., Inc.                                                 25,000                  590
Prentiss Properties Trust (o)                                               52,400                1,482
Prologis (o)                                                               250,500                6,300
PS Business Parks, Inc. (o)                                                 18,300                  582
Reckson Associates Realty Corp. (o)                                         76,700                1,615
SL Green Realty Corp. (o)                                                   97,100                3,068
Trizec Properties, Inc. (o)                                                 67,700                  636
                                                                                         --------------
                                                                                                 52,869
                                                                                         --------------
Outlet Centers - 2.4%
Chelsea Property Group, Inc. (o)                                           115,300                3,841
                                                                                         --------------
Regional Malls - 16.8%
General Growth Properties, Inc. (o)                                        146,000                7,591
Macerich Co. (The) (o)                                                      76,900                2,365
Rouse Co. (The) (o)                                                        134,400                4,260
Simon Property Group, Inc. (o)                                             283,200                9,648
Taubman Centers, Inc. (o)                                                  193,800                3,145
                                                                                         --------------
                                                                                                 27,009
                                                                                         --------------
Self Storage - 2.1%
Public Storage, Inc. (o)                                                    95,600                3,089
Shurgard Storage Centers, Inc. Class A (o)                                   7,000                  219
                                                                                         --------------
                                                                                                  3,308
                                                                                         --------------
Shopping Center - 10.0%
Developers Diversified Realty Corp. (o)                                    120,700                2,654
Federal Realty Invs Trust (o)                                               78,100                2,196
Kimco Realty Corp. (o)                                                      72,600                2,224
Pan Pacific Retail Properties, Inc. (o)                                     94,600                3,456
Regency Centers Corp. (o)                                                   21,000                  680
Urstadt Biddle Properties, Inc. Class A (o)                                 23,200                  257
Vornado Realty Trust (o)                                                   122,800                4,568
                                                                                         --------------
                                                                                                 16,035
                                                                                         --------------
TOTAL COMMON STOCKS
(cost $147,024)                                                                                 152,200
                                                                                         --------------

                                                                       PRINCIPAL
                                                                        AMOUNT
                                                                        (000)
                                                                          $
SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company
 Money Market Fund (,)                                                       8,334                8,334
                                                                                         --------------
TOTAL SHORT-TERM INVESTMENTS
(cost $8,334)                                                                                     8,334
                                                                                         --------------
TOTAL INVESTMENTS - 100.2%
(identified cost $155,358)                                                                      160,534

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                                                       (358)
                                                                                         --------------
NET ASSETS - 100.0%                                                                             160,176
                                                                                         ==============

See accompanying notes which are an integral part of the financial statements.

50 Real Estate Securities Fund

                      (This page intentionally left blank)

STATEMENT OF ASSETS AND LIABILITIES--DECEMBER 31, 2002

Amounts in thousands (except per share amounts)

                                                                                          MULTI-STYLE
                                                                                          EQUITY FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                                          $      215,631
-------------------------------------------------------------------------------------------------------
Investments, at market***                                                                       206,921
Foreign currency holdings*                                                                           --
Unrealized appreciation on forward foreign currency exchange contracts                               --
Unrealized appreciation on foreign currency exchange spot contracts                                  --
Receivables:
   Dividends and interest                                                                           271
   Investments sold (regular settlement)                                                          2,054
   Investments sold (delayed settlement)                                                             --
   Fund shares sold                                                                                  44
   Foreign taxes recoverable                                                                         --
   Daily variation margin on futures contracts                                                       38
Investment of securities lending collateral in money market funds, at cost and
 market value                                                                                       874
Unrealized appreciation on index swap contracts                                                      --
                                                                                         --------------
Total assets                                                                                    210,202
                                                                                         --------------
LIABILITIES
Payables:
   Investments purchased (regular settlement)                                                     2,334
   Investments purchased (delayed settlement)                                                        --
   Fund shares redeemed                                                                               6
   Accrued fees to affiliates                                                                       138
   Other accrued expenses                                                                            56
   Daily variation margin on futures contracts                                                       --
Unrealized depreciation on forward foreign currency exchange contracts                               --
Unrealized depreciation on foreign currency exchange spot contracts                                  --
Options written, at market value**                                                                   --
Payable upon return of securities loaned                                                            874
Interest rate swap contracts, at market value****                                                    --
                                                                                         --------------
Total liabilities                                                                                 3,408
                                                                                         --------------
NET ASSETS                                                                               $      206,794
                                                                                         ==============
Net Assets Consist of:
Undistributed net investment income                                                      $          415
Accumulated net realized gain (loss)                                                           (115,899)
Unrealized appreciation (depreciation) on:
   Investments                                                                                   (8,710)
   Futures contracts                                                                               (283)
   Options written                                                                                   --
   Index swap contracts                                                                              --
   Interest rate swap contracts                                                                      --
   Foreign currency-related transactions                                                             --
Shares of beneficial interest                                                                       229
Additional paid-in capital                                                                      331,042
                                                                                         --------------
NET ASSETS                                                                               $      206,794
                                                                                         ==============
Net Asset Value, offering and redemption price per share:
   Net asset value per share*****                                                        $         9.04
   Net assets                                                                            $  206,794,035
   Shares outstanding ($.01 par value)                                                       22,884,262

----------
*     Foreign currency holdings - cost                                                   $           --
**    Premiums received on options written                                               $           --
***   Securities on loan included in investments                                         $          819
****  Interest rate swap contracts - premiums paid (received)                            $           --
***** Net asset value per share equals net assets divided by shares of beneficial interest outstanding.


See accompanying notes which are an integral part of the financial statements.

52 Russell Insurance Funds

                                                                    AGGRESSIVE        NON-U.S.       CORE BOND       REAL ESTATE
                                                                    EQUITY FUND         FUND           FUND        SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                    $     101,316   $     155,540   $     174,842   $       155,358
----------------------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                 98,086         137,690         178,532           160,534
Foreign currency holdings*                                                    --           1,228              68                --
Unrealized appreciation on forward foreign currency exchange
 contracts                                                                    --             299               2                --
Unrealized appreciation on foreign currency exchange spot
 contracts                                                                    --               3              --                --
Receivables:
   Dividends and interest                                                    119             204           1,410             1,107
   Investments sold (regular settlement)                                     227           2,010              10               566
   Investments sold (delayed settlement)                                      --              --          10,853                --
   Fund shares sold                                                           11              27             206                45
   Foreign taxes recoverable                                                  --             145              --                --
   Daily variation margin on futures contracts                                 6              39              12                --
Investment of securities lending collateral in money
 market funds, at cost and market value                                    3,112              --              --                --
Unrealized appreciation on index swap contracts                               --              --              78                --
                                                                   -------------   -------------   -------------   ---------------
Total assets                                                             101,561         141,645         191,171           162,252
                                                                   -------------   -------------   -------------   ---------------

LIABILITIES
Payables:
   Investments purchased (regular settlement)                                523           2,963             532             1,880
   Investments purchased (delayed settlement)                                 --              --          50,010                --
   Fund shares redeemed                                                        8               2               7                43
   Accrued fees to affiliates                                                 80              91              77               117
   Other accrued expenses                                                     44              81              33                36
   Daily variation margin on futures contracts                                --              --              17                --
Unrealized depreciation on forward foreign currency
 exchange contracts                                                           --              66               5                --
Unrealized depreciation on foreign currency exchange
 spot contracts                                                               --               1              --                --
Options written, at market value**                                            --             601             115                --
Payable upon return of securities loaned                                   3,112              --              --                --
Interest rate swap contracts, at market value****                             --              --              95                --
                                                                   -------------   -------------   -------------   ---------------
Total liabilities                                                          3,767           3,805          50,891             2,076
                                                                   -------------   -------------   -------------   ---------------
NET ASSETS                                                         $      97,794   $     137,840   $     140,280   $       160,176
                                                                   =============   =============   =============   ===============
Net Assets Consist of:
Undistributed net investment income                                $          --   $        (300)  $        (173)  $           (66)
Accumulated net realized gain (loss)                                     (23,968)        (59,993)            469            (2,429)
Unrealized appreciation (depreciation) on:
   Investments                                                            (3,230)        (17,850)          3,690             5,176
   Futures contracts                                                        (162)           (414)            247                --
   Options written                                                            --             (18)            (35)               --
   Index swap contracts                                                       --              --              78                --
   Interest rate swap contracts                                               --              --             (62)               --
   Foreign currency-related transactions                                      --             278            (361)               --
Shares of beneficial interest                                                106             191             135               152
Additional paid-in capital                                               125,048         215,946         136,292           157,343
                                                                   -------------   -------------   -------------   ---------------
NET ASSETS                                                         $      97,794   $     137,840   $     140,280   $       160,176
                                                                   =============   =============   =============   ===============
Net Asset Value, offering and redemption price per share:
   Net asset value per share*****                                  $        9.26   $        7.20   $       10.43   $         10.51
   Net assets                                                      $  97,793,748   $ 137,839,738   $ 140,280,000   $   160,175,590
   Shares outstanding ($.01 par value)                                10,555,924      19,131,582      13,454,455        15,244,224

----------
*     Foreign currency holdings - cost                             $          --   $       1,201   $          66   $            --
**    Premiums received on options written                         $          --   $         583   $          80   $            --
***   Securities on loan included in investments                   $       2,990   $          --   $          --   $            --
****  Interest rate swap contracts - premiums paid (received)      $          --   $          --   $         (33)  $            --
***** Net asset value per share equals net assets divided by shares of beneficial interest outstanding.


See accompanying notes which are an integral part of the financial statements.

                                                      Russell Insurance Funds 53

STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2002

Amounts in thousands

                                                                                    MULTI-STYLE
                                                                                    EQUITY FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                                       $       3,232
   Dividends from Money Market Fund                                                          219
   Interest                                                                                   27
   Securities lending income                                                                   6
   Less foreign taxes withheld                                                                --
                                                                                   -------------
Total investment income                                                                    3,484
                                                                                   -------------

EXPENSES
   Management fees                                                                         1,774
   Custodian fees                                                                            345
   Transfer agent fees                                                                        12
   Professional fees                                                                          31
   Trustees' fees                                                                             21
   Miscellaneous                                                                              67
                                                                                   -------------
   Expenses before reductions                                                              2,250
   Expense reductions                                                                       (153)
                                                                                   -------------
Net expenses                                                                               2,097
                                                                                   -------------
Net investment income (loss)                                                               1,387
                                                                                   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                           (36,911)
   Futures contracts                                                                      (2,657)
   Options written                                                                            --
   Index swap contracts                                                                       --
   Interest rate swap contracts                                                               --
   Foreign currency-related transactions                                                      --
                                                                                   -------------
   Net realized gain (loss)                                                              (39,568)
                                                                                   -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                           (22,328)
   Futures contracts                                                                        (498)
   Options written                                                                            --
   Index swap contracts                                                                       --
   Interest rate swap contracts                                                               --
   Foreign currency-related transactions                                                      --
                                                                                   -------------
Net change in unrealized appreciation (depreciation)                                     (22,826)
                                                                                   -------------
Net realized and unrealized gain (loss)                                                  (62,394)
                                                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                              $     (61,007)
                                                                                   =============

See accompanying notes which are an integral part of the financial statements.

54 Russell Insurance Funds

                                                                    AGGRESSIVE        NON-U.S.       CORE BOND       REAL ESTATE
                                                                    EQUITY FUND         FUND           FUND        SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
   Dividends                                                       $       1,025   $       3,216   $          45   $         8,316
   Dividends from Money Market Fund                                          105             169             566               157
   Interest                                                                   15              37           4,629                --
   Securities lending income                                                   3              --              --                --
   Less foreign taxes withheld                                                --            (326)             --                --
                                                                   -------------   -------------   -------------   ---------------
Total investment income                                                    1,148           3,096           5,240             8,473
                                                                   -------------   -------------   -------------   ---------------

Expenses
   Management fees                                                         1,011           1,419             720             1,198
   Custodian fees                                                            332             694             180               125
   Transfer agent fees                                                        10               9               9                 9
   Professional fees                                                          23              31              19                22
   Trustees' fees                                                             17              17              17                17
   Miscellaneous                                                              53              41              30                23
   Expenses before reductions                                      -------------   -------------   -------------   ---------------
                                                                           1,446           2,211             975             1,394
   Expense reductions                                                       (113)           (266)             (5)               --
                                                                   -------------   -------------   -------------   ---------------
Net expenses                                                               1,333           1,945             970             1,394
                                                                   -------------   -------------   -------------   ---------------
Net investment income (loss)                                                (185)          1,151           4,270             7,079
                                                                   -------------   -------------   -------------   ---------------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments                                                            (6,741)        (17,031)          3,969             1,709
   Futures contracts                                                      (1,192)         (3,181)            556                --
   Options written                                                            --             (85)            394                --
   Index swap contracts                                                       --              --              49                --
   Interest rate swap contracts                                               --              --            (129)               --
   Foreign currency-related transactions                                      --           1,410            (744)               --
                                                                   -------------   -------------   -------------   ---------------
   Net realized gain (loss)                                               (7,933)        (18,887)          4,095             1,709
                                                                   -------------   -------------   -------------   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                           (14,157)         (5,143)          2,540            (5,630)
   Futures contracts                                                        (365)           (635)            292                --
   Options written                                                            --             (18)           (313)               --
   Index swap contracts                                                       --              --              78                --
   Interest rate swap contracts                                               --              --             (62)               --
   Foreign currency-related transactions                                      --             440            (288)               --
                                                                   -------------   -------------   -------------   ---------------
Net change in unrealized appreciation (depreciation)                     (14,522)         (5,356)          2,247            (5,630)
                                                                   -------------   -------------   -------------   ---------------
Net realized and unrealized gain (loss)                                  (22,455)        (24,243)          6,342            (3,921)
                                                                   -------------   -------------   -------------   ---------------
Net Increase (Decrease) in Net Assets from Operation               $     (22,640)  $     (23,092)  $      10,612   $         3,158
                                                                   =============   =============   =============   ===============

  See accompanying notes which are an integral part of the financial statements.

                                                      Russell Insurance Funds 55

STATEMENT OF CHANGES IN NET ASSETS--FOR THE YEARS ENDED DECEMBER 31,

Amounts in thousands

                                                                                      MULTI-STYLE
                                                                                      EQUITY FUND
                                                                                    2002         2001
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                                                 $     1,387   $    1,391
   Net realized gain (loss)                                                         (39,568)     (36,118)
   Net change in unrealized appreciation (depreciation)                             (22,826)      (3,402)
                                                                                -----------   ----------
Net increase (decrease) in net assets from operations                               (61,007)     (38,129)
                                                                                -----------   ----------
Distributions
   From net investment income                                                        (1,354)      (1,122)
   From net realized gain                                                                --       (4,575)
   Tax return of capital                                                                 --           --
                                                                                -----------   ----------
Net decrease in net assets from distributions                                        (1,354)      (5,697)
                                                                                -----------   ----------
Share Transactions
   Net increase (decrease) in net assets from share transactions                     17,425       32,892
                                                                                -----------   ----------
Total Net Increase (Decrease) in Net Assets                                         (44,936)     (10,934)
Net Assets
   Beginning of period                                                              251,730      262,664
                                                                                -----------   ----------
   End of period                                                                $   206,794   $  251,730
                                                                                ===========   ==========
   Undistributed net investment income included in net assets                   $       415   $      382

See accompanying notes which are an integral part of the financial statements.

56 Russell Insurance Funds

STATEMENT OF CHANGES IN NET ASSETS--FOR THE YEARS ENDED DECEMBER 31,

Amounts in thousands

                                                  AGGRESSIVE              NON-U.S.             CORE BOND           REAL ESTATE
                                                  EQUITY FUND              FUND                  FUND            SECURITIES FUND
                                                2002       2001       2002       2001       2002       2001       2002       2001
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)              $    (185) $      14  $   1,151  $   1,033  $   4,270  $   5,226  $   7,079  $   5,213
   Net realized gain (loss)                     (7,933)    (7,355)   (18,887)   (26,432)     4,095      1,212      1,709        402
   Net change in unrealized appreciation
    (depreciation)                             (14,522)     4,947     (5,356)   (15,940)     2,247        474     (5,630)     1,610
                                             ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease) in net assets
 from operations                               (22,640)    (2,394)   (23,092)   (41,339)    10,612      6,912      3,158      7,225
                                             ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Distributions
   From net investment income                       --        (14)    (2,455)      (660)    (3,487)    (5,842)    (7,692)    (5,096)
   From net realized gain                           --         --         --         --     (3,690)      (680)      (871)    (1,815)
   Tax return of capital                            --       (100)        --       (278)        --         --         --         --
                                             ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net decrease in net assets from
 distributions                                      --       (114)    (2,455)      (938)    (7,177)    (6,522)    (8,563)    (6,911)
                                             ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Share Transactions
   Net increase (decrease) in net assets
    from share transactions                      8,741      7,536      8,893     11,127     26,874     21,067     53,599     22,955
                                             ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total Net Increase (Decrease) in Net Assets    (13,899)     5,028    (16,654)   (31,150)    30,309     21,457     48,194     23,269

Net Assets
   Beginning of period                         111,693    106,665    154,494    185,644    109,971     88,514    111,982     88,713
                                             ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   End of period                             $  97,794  $ 111,693  $ 137,840  $ 154,494  $ 140,280  $ 109,971  $ 160,176  $ 111,982
                                             =========  =========  =========  =========  =========  =========  =========  =========
   Undistributed net investment income
    included in net assets                   $      --  $      --  $    (300) $    (445) $    (173) $     388  $     (66) $     404

  See accompanying notes which are an integral part of the financial statements.

                                                      Russell Insurance Funds 57

Financial Highlights -- For the Years Ended December 31,

For a Share Outstanding Throughout each Period.

                               $             $             $                            $            $
                           NET ASSET        NET       NET REALIZED        $      DISTRIBUTIONS  DISTRIBUTIONS    $
                             VALUE,      INVESTMENT       AND       TOTAL INCOME    FROM NET        FROM      RETURN
                          BEGINNING OF     INCOME      UNREALIZED       FROM       INVESTMENT   NET REALIZED    OF
                             PERIOD      (LOSS)(a)    GAIN (LOSS)    OPERATIONS      INCOME         GAIN      CAPITAL
---------------------------------------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND

2002                         11.84           .06         (2.80)        (2.74)         (.06)            --        --
2001                         14.13           .07         (2.06)        (1.99)         (.06)          (.24)       --
2000                         16.79           .08         (2.10)        (2.02)         (.08)          (.56)       --
1999                         16.02           .12          2.41          2.53          (.12)         (1.64)       --
1998                         12.78           .10          3.49          3.59          (.08)          (.27)       --
---------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND

2002                         11.44          (.02)        (2.16)        (2.18)           --             --        --
2001                         11.73            --(d)       (.28)         (.28)           --(d)          --      (.01)
2000                         13.36           .04          (.16)         (.12)         (.05)         (1.46)       --
1999                         12.70           .05           .71           .76          (.04)          (.06)       --
1998                         13.45           .02           .13           .15          (.02)          (.88)       --
---------------------------------------------------------------------------------------------------------------------
NON-U.S. FUND

2002                          8.64           .06         (1.37)        (1.31)         (.13)            --        --
2001                         11.15           .06         (2.52)        (2.46)         (.04)            --      (.01)
2000                         14.19           .10         (2.11)        (2.01)           --          (1.00)     (.03)
1999                         11.09           .10          3.53          3.63          (.23)          (.30)       --
1998                         10.03           .08          1.21          1.29          (.18)          (.05)       --
---------------------------------------------------------------------------------------------------------------------
CORE BOND FUND

2002                         10.13           .36           .52           .88          (.30)          (.28)       --
2001                         10.07           .54           .18           .72          (.60)          (.06)       --
2000                          9.64           .61           .33 .         .94          (.51)            --        --
1999                         10.68           .59          (.65)         (.06)         (.61)          (.16)     (.21)
1998                         10.45           .56           .19           .75          (.47)          (.05)       --
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND

2002                         10.75           .54          (.13)          .41          (.57)          (.08)       --
2001                         10.67           .57           .24           .81          (.55)          (.18)       --
2000                          8.81           .54          1.81          2.35          (.49)            --        --
1999(1)                      10.00           .35         (1.08)         (.73)         (.34)            --      (.12)
---------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

58 Russell Insurance Funds

                                                                                              %
                                                                  $             %       Ratio of Net
                                                               Ratio of     Ratio of     Investment
                       $                            $          Expenses     Expenses       Income
      $               Net             %        Net Assets,    to Average   to Average    to Average         %
    Total        Asset Value,      Total      End of Period   Net Assets,  Net Assets,   Net Assets     Portfolio
Distributions    End of Period   Return (b)       (000)         Net (c)     Gross (c)       (c)       Turnover Rate
-------------------------------------------------------------------------------------------------------------------
    (.06)             9.04        (23.19)        206,794          .92          .99            .61         145.90
    (.30)            11.84        (14.21)        251,730          .92          .99            .57         131.67
    (.64)            14.13        (12.26)        262,664          .92          .93            .51         161.09
   (1.76)            16.79         17.17         285,877          .92          .96            .74          67.67
    (.35)            16.02         28.71          73,998          .92         1.21            .70          78.89
---------------------------------------------------------------------------------------------------------------------


       -              9.26        (19.06)         97,794         1.25         1.36           (.17)        139.24
    (.01)            11.44         (2.36)        111,693         1.25         1.38            .01         180.38
   (1.51)            11.73          (.66)        106,665         1.25         1.28            .27         203.48
    (.10)            13.36          6.08          99,150         1.25         1.34            .37         111.46
    (.90)            12.70          1.02          24,607         1.25         1.67            .19          79.88
---------------------------------------------------------------------------------------------------------------------


    (.13)             7.20        (15.15)        137,840         1.30         1.48            .77          60.98
    (.05)             8.64        (22.03)        154,494         1.30         1.43            .64          79.79
   (1.03)            11.15        (14.43)        185,644         1.30         1.37            .78          86.06
    (.53)            14.19         33.36         195,519         1.30         1.50            .80          83.45
    (.23)            11.09         12.96          21,420         1.30         2.37            .77          50.36
---------------------------------------------------------------------------------------------------------------------


    (.58)            10.43          8.84         140,280          .80          .80           3.52         207.60
    (.66)            10.13          7.41         109,971          .80          .88           5.25         205.62
    (.51)            10.07         10.00          88,514          .80          .84           6.20         171.48
    (.98)             9.64          (.61)         83,620          .80          .86           5.77         139.06
    (.52)            10.68          7.38          32,305          .80         1.28           5.34          75.95
---------------------------------------------------------------------------------------------------------------------


    (.65)            10.51          3.80         160,175          .99          .99           5.01          55.43
    (.73)            10.75          7.84         111,982         1.06         1.06           5.35          55.13
    (.49)            10.67         27.24          88,713         1.08         1.08           5.58          45.79
    (.46)             8.81         (7.26)         55,318         1.15         1.15           5.84          23.98
---------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                      Russell Insurance Funds 59

FOOTNOTES TO FINANCIAL HIGHLIGHTS-DECEMBER 31, 2002

--------------------------------------------------------------------------------
(1) For the period April 30, 1999 (commencement of operations) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  Less than $.01 per share for the period.

See accompanying notes which are an integral part of the financial statements.

60 Russell Insurance Funds

RUSSELL INSURANCE FUNDS

NOTES TO STATEMENT OF NET ASSETS--DECEMBER 31, 2002

--------------------------------------------------------------------------------
FOOTNOTES:
(AE) Nonincome-producing security.
(o)  Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)  Rate noted is yield-to-maturity from date of acquisition.
(c)  At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)  Forward commitment.
(p)  Perpetual floating rate security.
(u)  Bond is insured by a guarantor.
(Y) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(0)  In default.
(+)  The cost for federal income tax purposes is the same as shown above.
(C)  At net asset value.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

ARS     -     Argentine peso
AUD     -     Australian dollar
BRL     -     Brazilian real
CAD     -     Canadian dollar
CHF     -     Swiss franc
CLP     -     Chilean peso
CNY     -     Chinese renminbi yuan
COP     -     Columbian peso
CRC     -     Costa Rica colon
CZK     -     Czech koruna
DKK     -     Danish krone
EGP     -     Egyptian pound
EUR     -     Euro
GBP     -     British pound sterling
HKD     -     Hong Kong dollar
HUF     -     Hungarian forint
IDR     -     Indonesian rupiah
ILS     -     Israeli shekel
INR     -     Indian rupee
ITL     -     Italian lira
JPY     -     Japanese yen
KES     -     Kenyan schilling
KRW     -     South Korean won
MXN     -     Mexican peso
MYR     -     Malaysian kinggit
PEN     -     Peruvian nouveau sol
PHP     -     Philippine peso
PLN     -     Polish zloty
RUB     -     Russian ruble
SEK     -     Swedish krona
SGD     -     Singapore dollar
SKK     -     Slovakian koruna
THB     -     Thai baht
TRL     -     Turkish lira
USD     -     United States dollar
VEB     -     Venezuelan bolivar
VND     -     Vietnam dong
ZAR     -     South African rand

                                             Notes to Statement of Net Assets 61

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL  STATEMENTS-DECEMBER 31, 2002

--------------------------------------------------------------------------------
1.   Organization

     Russell Insurance Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.   Significant Accounting Policies

     The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     Security valuation

     United States equity securities listed and traded principally on any national securities exchange or over-the-counter are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

     International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Long-term investments purchased by the Funds and maturing within 60 days of the valuation date and short-term investments are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     Investment transactions

     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

     Investment income

     Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

     Federal income taxes

     As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

     Dividends and distributions to shareholders

     For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

62 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED--DECEMBER 31, 2002

--------------------------------------------------------------------------------
     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

     Expenses

     The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

     Foreign currency translations

     The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

     The Non-U.S. Fund does not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-U.S. Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     Derivatives

     To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     Foreign currency exchange contracts

     In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 2002 are presented on the Statement of Net Assets for the Non-U.S. Fund.

                                                Notes to Financial Statements 63

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED--DECEMBER 31, 2002

--------------------------------------------------------------------------------

     Forward commitments

     The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     Options

     The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

     When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

     If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

     The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

     Futures Contracts

     The Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     Investment in international markets

     Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

     Swap Agreements

     The Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Funds or to effect investment transactions consistent with this Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

64 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED--DECEMBER 31, 2002

--------------------------------------------------------------------------------
3.   INVESTMENT TRANSACTIONS
     Securities

     During year ended December 31, 2002, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                        PURCHASES         SALES
     --------------------------------------------------------------
     Multi-Style Equity               $ 327,558,841   $ 309,016,722
     Aggressive Equity                  148,212,638     139,692,814
     Non-U.S.                            91,863,726      83,297,222
     Core Bond                          125,666,950     132,587,048
     Real Estate Securities             126,870,535      73,933,269

     Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                        PURCHASES       SALES
     --------------------------------------------------------------
     Core Bond                        $ 109,706,212   $ 102,914,177

     Written Options Contracts

     Fund transactions in written options for the year ended December 31, 2002 were as follows:

                                                  NON-U.S.FUND                 CORE BOND FUND
                                            NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                                            CONTRACTS      RECEIVED       CONTRACTS      RECEIVED
     --------------------------------------------------------------------------------------------
       Outstanding December 31, 2001               --            --       $     511      $    325
       Opened                                     151         3,594             232           198
       Closed                                    (121)       (3,011)            (62)          (54)
       Expired                                     --            --            (633)         (389)
                                            ---------      --------       ---------      --------
       Outstanding December 31, 2002               30      $    583              48      $     80
                                            =========      ========       =========      ========

     Securities Lending

     The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of December 31, 2002, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                              VALUE OF              VALUE OF
                                         SECURITIES ON LOAN        COLLATERAL
     ------------------------------------------------------------------------
     Multi-Style Equity                         $   819,008       $   874,220
     Aggressive Equity                            2,989,746         3,111,691

     As of December 31, 2002, the cash collateral received for the securities on loan are invested as follows:

                                                Deutsche Bank
                                                IDA Fund (1)
     --------------------------------------------------------
     Multi-Style Equity                           $   877,482
     Aggressive Equity                              3,123,303

(1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

                                                Notes to Financial Statements 65

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED--DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   RELATED PARTIES
     Manager

     FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of December 31, 2002, $80,354,000 of the Money Market Fund's net assets represents investments by the Funds.

     For the year ended December 31, 2002, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $6,121,439 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

     Prior to April 8, 2002, FRIMCo reduced its management fees for each Fund by management fees incurred on assets invested in the Frank Russell Investment Company Money Market Fund thereby eliminating any duplication of fees.

                              ANNUAL RATE                           ANNUAL RATE
     --------------------------------------------------------------------------
     Multi-Style Equity          0.78%     Core Bond                   0.60%
     Aggressive Equity           0.95      Real Estate Securities      0.85
     Non-U.S.                    0.95

     FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. There were no reimbursements for the year ended December 31, 2002.

     The expense caps and waivers as of December 31, 2002 were as follows:

                                  EXPENSE        ADVISORY
                                    CAP        FEES WAIVED
     ---------------------------------------------------------
     Multi-Style Equity            0.92%       $  152,437
     Aggressive Equity             1.25           112,476
     Non-U.S.                      1.30           265,864
     Core Bond                     0.80             2,766
     Real Estate Securities        1.15                --

     Custodian

     The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the year ended December 31, 2002 the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                       Amount
                                        Paid
     ----------------------------------------
     Multi-Style Equity               $   207
     Aggressive Equity                    176
     Non-U.S.                             493
     Core Bond                          1,968
     Real Estate Securities               121

     Transfer agent

     The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 2002 were $48,885.

66 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED--DECEMBER 31, 2002

--------------------------------------------------------------------------------

     Distributor

     Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

     Brokerage commissions

     The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price and commissions. Amounts retained by Frank Russell Securities, Inc. for the year ended December 31, 2002 were as follows:

                                 AMOUNT
                               ---------
     Multi-Style Equity         $ 21,068
     Aggressive Equity             6,892
     Non-U.S.                      9,598
     Real Estate Securities        5,718

     Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

     Board of Trustees

     The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5.   FEDERAL INCOME TAXES

     From November 1, 2002 to December 31, 2002, the Multi-Style Equity, Aggressive Equity, Non-U.S., and Real Estate Securities Funds incurred net realized capital losses of $6,168,501, $1,662,018, $2,107,464, and
     $638,641, respectively. From November 1, 2002, to December 31, 2002, the Core Bond Fund incurred net currency losses of $97,782. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending December 31, 2003.

     At December 31, 2002, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryfowards and expiration dates are as follows:

                            12/31/09       12/31/10        TOTALS
                          ------------------------------------------
     Multi-Style Equity   $ 45,480,975   $ 42,503,096   $ 87,984,071
     Aggressive Equity      11,446,597      8,621,006     20,067,603
     Non-U.S.               26,643,305     25,583,592     52,226,897

     As of December 31, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                             MULTI-STYLE EQUITY   AGGRESSIVE EQUITY      NON-U.S.       CORE BOND
                                             -----------------------------------------------------------------------
     Cost of Investments                     $      237,660,822   $     103,715,199   $ 161,309,938   $ 174,211,458
                                             ==================   =================   =============   =============
     Unrealized Appreciation                          5,606,464           6,867,737       5,041,503       5,954,212
     Unrealized Depreciation                        (36,346,022)        (12,496,742)    (28,661,630)     (1,633,915)
                                             ------------------   -----------------   -------------   -------------
     Net Unrealized Appreciation             $      (30,739,558)  $      (5,629,005)  $ (23,620,127)  $   4,320,297
                                             ==================   =================   =============   =============
     Undistributed Ordinary Income           $          415,302   $              --   $      47,104   $          --
     Undistributed Long-Term Capital Gains
      (Capital Loss Carryforwards)           $      (87,984,071)  $     (20,067,603)  $ (52,226,897)  $          --
     Tax Composition of Distributions:
     Ordinary Income                         $        1,354,416   $              --   $   2,455,250   $   6,374,179
     Long-Term Capital Gains                 $               --   $              --   $          --   $     801,579
     Tax Return of Capital                   $               --   $              --   $          --   $          --

                                             Real Estate Securities
                                             ----------------------
     Cost of Investments                     $          157,147,795
                                             ======================
     Unrealized Appreciation                              8,737,363
     Unrealized Depreciation                             (5,351,559)
                                             ----------------------
     Net Unrealized Appreciation             $            3,385,804
                                             ======================
     Undistributed Ordinary Income           $                   --
     Undistributed Long-Term Capital Gains
      (Capital Loss Carryforwards)           $                   --
     Tax Composition of Distributions:
     Ordinary Income                         $            7,496,406
     Long-Term Capital Gains                 $            1,000,943
     Tax Return of Capital                   $                   --

                                                Notes to Financial Statements 67

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED--DECEMBER 31, 2002

--------------------------------------------------------------------------------

6.   FUND SHARE TRANSACTIONS

     Share transactions for the year ended December 31, 2002 and December 31, 2001, were as follows:

                                                              SHARES                DOLLARS(000)
     MULTI-STYLE EQUITY                                 2002          2001        2002        2001

        Proceeds from shares sold                      3,249,226    4,599,577   $  33,496   $  56,717
        Proceeds from reinvestment of distributions      132,702      437,867       1,354       5,697
        Payments for shares redeemed                  (1,756,694)  (2,373,084)    (17,425)    (29,522)
                                                      ----------   ----------   ---------   ---------
        Total net increase (decrease)                  1,625,234    2,664,360   $  17,425   $  32,892
                                                      ==========   ==========   =========   =========

     Aggressive Equity
        Proceeds from shares sold                      1,859,186    1,940,748   $  19,608   $  21,313
        Proceeds from reinvestment of distributions           --       10,601          --         114
        Payments for shares redeemed                  (1,070,851)  (1,276,500)    (10,867)    (13,891)
                                                      ----------   ----------   ---------   ---------
        Total net increase (decrease)                    788,335      674,849   $   8,741   $   7,536
                                                      ==========   ==========   =========   =========

     Non-U.S.
        Proceeds from shares sold                     10,286,424    5,742,086   $  80,040   $  54,173
        Proceeds from reinvestment of distributions      341,481      109,957       2,455         938
        Payments for shares redeemed                  (9,377,382)  (4,618,879)    (73,602)    (43,984)
                                                      ----------   ----------   ---------   ---------
        Total net increase (decrease)                  1,250,523    1,233,164   $   8,893   $  11,127
                                                      ==========   ==========   =========   =========

     Core Bond
        Proceeds from shares sold                      3,385,111    3,251,892   $  34,958   $  33,231
        Proceeds from reinvestment of distributions      699,012      645,318       7,176       6,523
        Payments for shares redeemed                  (1,481,599)  (1,831,680)    (15,260)    (18,687)
                                                      ----------   ----------   ---------   ---------
        Total net increase (decrease)                  2,602,524    2,065,530   $  26,874   $  21,067
                                                      ==========   ==========   =========   =========

     Real Estate Securities
        Proceeds from shares sold                      5,031,761    3,555,196   $  55,527   $  37,911
        Proceeds from reinvestment of distributions      795,477      651,129       8,563       6,911
        Payments for shares redeemed                    (998,282)  (2,102,841)    (10,491)    (21,867)
                                                      ----------   ----------   ---------   ---------
        Total net increase (decrease)                  4,828,956    2,103,484   $  53,599   $  22,955
                                                      ==========   ==========   =========   =========

7.   BENEFICIAL INTEREST

     As of December 31, 2002, the following table includes each shareholder with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund. Northwestern Mutual Life Insurance Company was the largest client in each Fund.

                                 CLIENT RELATIONSHIP
                                     PERCENTAGES
     Multi-Style Equity       30.0%  28.4%  18.0%  12.7%
     Aggressive Equity        30.8   29.2   20.0     --
     Non-U.S.                 31.6   25.8   25.8   10.5
     Core Bond                40.7   24.8   24.1     --
     Real Estate Securities   43.4   28.9   18.1     --

68 Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Russell Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Russell Insurance Funds (comprised of Multi-Style Equity, Aggressive Equity, Non-U.S., Core Bond, and Real Estate Securities (the "Funds")) at December 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


Pricewater House Coopers LLC

Seattle, Washington
January 28, 2003

                                            Report of Independent Accountants 69

RUSSELL INSURANCE FUNDS

TAX INFORMATION--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2002:

                           TOTAL LONG-TERM
                            CAPITAL GAINS
                           ---------------
Core Bond                  $       823,752
Real Estate Securities             870,847

The Non-U.S. Fund paid foreign taxes of $326,319 and recognized $3,204,875 of foreign source income during the taxable year ended December 31, 2002. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.0171 per share of foreign taxes paid and $0.1675 of gross income earned from foreign sources in the taxable year ended December 31, 2002.

Please consult a tax advisor for questions about federal or state income tax laws.

70 Tax Information

RUSSELL INSURANCE FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                  No. of
                                                                                                Portfolios
                                                                                                in Russell
                                 Position(s) Held                                                  Fund
             Name,                 with Fund and           Term        Principal Occupation(s)    Complex        Other
             Age,                    Length of              of              During the           Overseen   Directorships Held
           Address                  Time Served           Office           Past 5 Years         by Trustee     by Trustee
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
 *George F. Russell, Jr.,      Trustee Emeritus and  Appointed until   . Currently, Chairman        36      None
  Born July 3, 1932            Chairman Emeritus     successor is        Emeritus, FRC
                               since 1999            duly elected and  . Currently, Chairman
  909 A Street                                       qualified           Emeritus, FRIC and
  Tacoma, Washington                                                     RIF
  98402-1616                                                           . From 1984 to December
                                                                         1998, Chairman of the
                                                                         Board of FRIC and RIF
------------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,            Trustee since 1987    Appointed until   . Vice Chairman, FRC;        36      . Trustee, The
  Born April 22, 1939                                successor is      . Chairman of the                      SSgA Funds
                                                     duly elected and    Board, Trustee, FRIC                 (investment
  909 A Street                                       qualified           and RIF;                             company);
  Tacoma, Washington                                                   . CEO and Chairman of
  98402-1616                   Chairman of the       Until successor     the Board, Russell
                               Board since 1999      is chosen and       Fund Distributors,
                                                     qualified by        Inc. and FRIMCo;
                                                     trustees          . Trustee, President
                                                                         and Chairman of the
                                                                         Board, SSgA Funds
                                                                         (investment company)
                                                                         Trustee and Chairman
                                                                         of the Board, Frank
                                                                         Russell Trust Company
                                                                       . Until October 2002,
                                                                         President and CEO,
                                                                         FRIC and RIF
------------------------------------------------------------------------------------------------------------------------------
 *Michael J.A. Phillips,       Trustee since         Appointed until   . Chairman of the            36      None
  Born January 20, 1948        January 2, 2002       successor is        Board, President and
                                                     duly elected and    CEO, FRC
  909 A Street                                       qualified         . Trustee, FRIC and RIF
  Tacoma, Washington
  98402-1616
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,              Trustee since 1984    Appointed until   . 1996 to present,           36      None
Born October 15, 1931                                successor is        President, Anderson
                                                     duly elected and    Management Group LLC
909 A Street                                         qualified           (private investments
Tacoma, Washington                                                       consulting)
98402-1616
------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,             Trustee since 1985    Appointed until   . Retired since 1997         36      None
Born December 1, 1919                                successor is      . Until 1997,
                                                     duly elected and    President, Paul Anton
909 A Street                                         qualified           and Associates
Tacoma, Washington                                                       (Marketing Consultant
98402-1616                                                               on emerging
                                                                         international markets
                                                                         for small
                                                                         corporations)
------------------------------------------------------------------------------------------------------------------------------

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                               Disclosure of Information about Fund Directors 71

RUSSELL INSURANCE FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED--DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                  No. of
                                                                                                Portfolios
                                                                                                in Russell
                                 Position(s) Held                                                  Fund          Other
             Name,                 with Fund and           Term        Principal Occupation(s)    Complex   Directorships Held
             Age,                    Length of              of              During the           Overseen      by Trustee
           Address                  Time Served           Office           Past 5 Years         by Trustee
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,             Trustee since 1984    Appointed until   . Retired since 1986         36      None
Born June 8, 1925                                    successor is
                                                     duly elected and
909 A Street                                         qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,              Trustee since 2000    Appointed until   . President, Kristianne      36      . Trustee, WM
Born January 22, 1954                                successor is        Gates Blake, P.S.                    Group of Funds
                                                     duly elected and    (accounting services)                (investment
909 A Street                                         qualified                                                company);
Tacoma, Washington
98402-1616                                                                                                  . Director,
                                                                                                              Avista Corp.
------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,               Trustee since 1984    Appointed until   . Retired since 1995         36      None
Born October 6, 1930                                 successor is
                                                     duly elected and
909 A Street                                         qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,             Trustee since 1984    Appointed until   . Retired since 1981         36      None
Born May 5, 1926                                     successor is
                                                     duly elected and
909 A Street                                         qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.       Trustee since 2000    Appointed until   . Currently, President,      36      None
Born December 21, 1955                               successor is        Simpson Investment
                                                     duly elected and    Company and several
909 A Street                                         qualified           additional subsidiary
Tacoma, Washington                                                       companies, including
98402-1616                                                               Simpson Timber
                                                                         Company, Simpson
                                                                         Paper Company and
                                                                         Simpson Tacoma Kraft
                                                                         Company
------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston                Trustee since 2002    Appointed until   . Retired since 2000         36      None
Born October 2, 1943                                 successor is        1997 to 2000,
                                                     duly elected and    Arbitrator, The
909 A Street                                         qualified           American Arbitration
Tacoma, Washington                                                       Association
98402-1616                                                               Commercial Panel 1995
                                                                         to 1999, Hearing
                                                                         Officer, University
                                                                         of Washington 1987 to
                                                                         1997, Consulting
                                                                         Attorney
------------------------------------------------------------------------------------------------------------------------------

72 Disclosure of Information about Fund Directors

RUSSELL INSURANCE FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED--DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                 Position(s) Held
            Name,                 with Fund and           Term                 Principal Occupation(s)
             Age,                   Length of              of                       During the
           Address                 Time Served            Office                   Past 5 Years
----------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------
Leonard P. Brennan,            President and Chief   Until successor   . President and COO, FRIC
Born October 11, 1959          Executive Officer     is chosen and     . President and CEO, RIF
                               since 2002            qualified by      . Director, Russell Fund Distributors,
909 A Street                                         Trustees            Inc., Frank Russell Company, S.A.,
Tacoma, Washington                                                       Frank Russell Investments (Singapore)
98402-1616                                                               Private Limited and Frank Russell
                                                                         Investments (UK) Limited
                                                                       . Director, President and CEO, FRIMCo
                                                                       . Director and COO, Frank Russell
                                                                         Company Limited and Russell Systems
                                                                         Limited
                                                                       . President, Russell Insurance Agency,
                                                                         Inc. 1995 to present, Managing
                                                                         Director of International Operations
----------------------------------------------------------------------------------------------------------------
Mark E. Swanson,               Treasurer and Chief   Until successor   . Treasurer and Chief Accounting
Born November 26, 1963         Accounting Officer    is chosen and       Officer, FRIC and RIF 1996 to present,
                               since 1998            qualified by      . Director, Funds Administration, FRIMCo
909 A Street                                         Trustees            and Frank Russell Trust Company
Tacoma, Washington                                                     . Treasurer, SSgA Funds (investment
98402-1616                                                               company);
                                                                       . Manager, Funds Accounting and Taxes,
                                                                         Russell Fund Distributors, Inc.
                                                                       . April 1996 to August 1998, Assistant
                                                                         Treasurer, FRIC and RIF; November 1995
                                                                         to July 1998, Assistant Secretary,
                                                                         SSgA Funds; February 1997 to July
                                                                         1998, Manager, Funds Accounting and
                                                                         Taxes, FRIMCo
----------------------------------------------------------------------------------------------------------------
Randall P. Lert,               Director of           Until removed by  . Director of Investments, FRIC and RIF
Born October 3, 1953           Investments           Trustees          . Chief Investment Officer, Frank
                               since 1991                                Russell Trust Company
909 A Street                                                           . Director, FRIMCo and Russell Fund
Tacoma, Washington                                                       Distributors, Inc.
98402-1616
----------------------------------------------------------------------------------------------------------------
Karl J. Ege,                   Secretary and         Until removed by  . Secretary and General Counsel, FRIC,
Born October 8, 1941           General Counsel       Trustees            RIF, FRIMCo
                               since 1994                              . Frank Russell Trust Company and
909 A Street                                                             Russell Fund Distributors, Inc.
Tacoma, Washington                                                     . Director, Secretary and General
98402-1616                                                               Counsel, Frank Russell Capital Inc.
                                                                       . Director and Secretary, Russell 20-20
                                                                         Association
----------------------------------------------------------------------------------------------------------------
Mark D. Amberson               Director of           Until removed by  . Director of Short-Term Investment
Born July 20, 1960             Short-Term            Trustees            Funds, FRIC, RIF, FRIMCo and Frank
                               Investment Funds                          Russell Trust Company
909 A Street                   since 2001                              . From 1991 to 2001, Portfolio Manager,
Tacoma, Washington                                                       FRIC, RIF, FRIMCo and Frank Russell
98402-1616                                                               Trust Company
----------------------------------------------------------------------------------------------------------------

                               Disclosure of Information about Fund Directors 73

RUSSELL INSURANCE FUNDS

909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES

  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Michael J.A. Phillips
  Raymond P. Tennison, Jr.
  Julie W. Weston

TRUSTEES EMERITUS

  George F. Russell, Jr.

OFFICERS

  Lynn L. Anderson, Chairman of the Board
  Leonard P. Brennan, President and Chief Executive Officer
  Karl Ege, Secretary and General Counsel
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Mark Amberson, Director of Short Term Investment Funds
  Randall P. Lert, Director of Investments
  Sharon L. Hammel, Director of Portfolio Implementation
  Gregory J. Lyons, Assistant Secretary and Associate General Counsel Deedra S. Walkey, Assistant Secretary
  Mary Beth Rhoden, Assistant Secretary
  Greg S. Korte, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Stephen J. Meyer, Assistant Treasurer
  Amy L. Osler, Assistant Secretary

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT

  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

CONSULTANT

  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

CUSTODIAN

  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES

  909 A Street
  Tacoma, WA 98402
  (800) 787-7354

LEGAL COUNSEL

  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

DISTRIBUTOR

  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

INDEPENDENT ACCOUNTANTS

  PricewaterhouseCoopers, LLP
  1420 Fifth Avenue
  Suite 1900
  Seattle, WA 98101

MONEY MANAGERS
MULTI-STYLE EQUITY FUND

  Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, New York, NY
  Barclays Global Fund Advisors, San Francisco, CA
  Brandywine Asset Management, LLC, Wilmington, DE
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Montag & Caldwell, Inc., Atlanta, GA
  Strong Capital Management, Inc., Menomonee Falls, WI
  Turner Investment Partners, Inc., Berwyn, PA
  Westpeak Global Advisors, L.P., Boulder, CO

AGGRESSIVE EQUITY FUND

  CapitalWorks Investment Partners, LLC, San Diego, CA
  David J. Greene and Company, LLC, New York, NY
  Geewax, Terker & Company, Chadds Ford, PA
  Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman Sachs & Co., New York, NY
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Suffolk Capital Management, LLC, New York, NY
  Systematic Financial Management, L.P., Teaneck, NJ
  TimesSquare Capital Management, Inc., New York, NY

NON-U.S. FUND

  AQR Capital Management, LLC, New York, NY
  Fidelity Management & Research Company, Boston, MA
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management, LLC, Boston, MA

CORE BOND FUND

  Pacific Investment Management Company LLC, Newport Beach, CA
  TimesSquare Capital Management, Inc., New York, NY

REAL ESTATE SECURITIES FUND

  AEW Management and Advisors, L.P., Boston, MA
  RREEF America L.L.C., Chicago, IL
  Security Capital Research & Management Incorporated, Chicago, IL

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

74  Manager, Money Managers and Service Providers

[LOGO OF RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-023 (1202)